                                       Registration No. 333-104218 and 811-21328
          As filed with the Securities and Exchange Commission on April 30, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.
                                                  ----

                  Post-Effective Amendment No.    11

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.     13

                        (Check appropriate box or boxes)

                             SMA RELATIONSHIP TRUST
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 One North Wacker Drive, Chicago, Illinois 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 882-5000
               ---------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                              Mark F. Kemper, Esq.
      UBS Global Asset Management (Americas) Inc., One North Wacker Drive,
                            Chicago, Illinois 60606
      --------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               BRUCE G. LETO, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

              |X| immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

                  60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

                  75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         This Post-Effective Amendment relates only to Series M and Series T. No other information relating to any other series of the Registrant is amended or superseded hereby.

Series M
Series T
Prospectus

April 30, 2007

This prospectus contains information about shares of Series M and Series T (each a “Fund” and, collectively, the “Funds”), each a series of SMA Relationship TrustSM (the “Trust”). Each Fund has one class of shares. Each Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (Americas) Inc. or its affiliates.

Series M is not an appropriate investment for tax-advantaged accounts.

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved the Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

SMA Relationship TrustSM and SMA*RT SharesSM are service marks of UBS AG.

Not FDIC Insured. May lose value. No bank guarantee.

SMA Relationship Trust

Contents

The funds
What every investor should know about the funds

Series M
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5
More about risks and investment strategies	7

Series T
Investment objective, strategies and risks	10
Performance	13
Expenses and fee tables	15
More about risks and investment strategies	17

Your investment
Information for managing your fund account
Managing your fund account	25
—Buying shares
—Selling shares
—Pricing and valuation

Additional information
Additional important information about the Funds
Management	28
Dividends and taxes	30
Financial highlights	33
Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

SMA Relationship Trust

Series M

Investment objective, strategies and risks

Fund objective
Total return consisting of capital appreciation and current income exempt from federal income tax.

Principal investment strategies
The Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“Advisor” or “UBS Global AM”) or its affiliates. The Fund normally invests substantially all its assets in municipal bonds. These are bonds and similar securities issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities that are exempt from federal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities that pay income exempt from federal income tax.

The Fund normally invests at least 65% of its total assets in investment grade municipal bonds, but it also invests, to a lesser extent, in treasury securities and lower rated bonds. The Fund may (but is not required to) use interest rate futures contracts, swaps, treasury futures, interest rate lock transactions, and other derivatives to help manage its portfolio duration. “Duration” is a measure of the Fund’s exposure to interest rate risk. A longer duration means an increased likelihood of interest rate sensitivity. The Fund’s target duration will be similar to the option-adjusted duration of the Lehman Brothers Municipal Bond Index. The option-adjusted duration of the Lehman Brothers Municipal Bond Index was 6.29 years as of March 31, 2007.

The Fund may invest in bonds of any maturity or duration.

The Advisor employs a disciplined investment process implementing three key decisions: duration/yield curve positioning (i.e., interest rate forecasting and maturity allocation), sector allocation and security selection. Duration decisions are derived through monitoring five key economic variables: monetary policy, level of economic activity, inflation, real estate rates and market psychology. UBS Global AM’s sector allocation strategy examines relative value by analyzing historical valuations, current fundamentals, and future trends through in-depth research. Once the relationships between these sectors have been established, the final decision of security selection is made by portfolio managers with substantial input from the UBS Global AM team, which constantly monitors the municipal market. This disciplined process looks to maximize returns for each given level of risk. All decisions are supported by four vital types of research: economic, quantitative, credit, and market.

Principal risks
An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The principal risks of investing in the Fund are:

  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term fixed income

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Series M

  securities and higher quality securities more thanlower quality securities.

  Credit risk—Municipal bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality bonds than for bonds that are investment grade.

  Political risk—The Fund’s investments may be significantly affected by political changes, including legislative proposals that may make municipal bonds less attractive in comparison to taxable bonds or other types of investments.

  Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower rates than the original obligations.

  Related securities concentration risk—Because the Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

  Non-diversification risk—Focusing investments in a small number of issuers increases risk. The Fund is “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit or other risks.

  Derivatives risk—The value of the Fund’s investments in derivatives may rise or fall more rapidly than other investments.

More information about the risks of an investment in the Fund is provided in the section “More about risks and investment strategies.”

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Performance

Risk return bar chart/table
The bar chart and table give an indication of the Fund’s risks and performance. The bar chart shows you how the Fund’s performance has varied from year to year. The table illustrates how the performance of the Fund, before and after taxes, and for specified time periods, compares to that of a broad measure of market performance. When you consider this information, please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Total return (2004 is the Fund’s first full calendar year of operation)

Total return January 1 to March 31, 2007: 0.82%
Best quarter during calendar years shown: 3rd quarter 2006, 3.65%

Worst quarter during calendar years shown: 2nd quarter 2004, (1.45)%

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Average annual total returns
as of December 31, 2006

Series M shares
(inception date: 10/08/03)	1 year	Life of Fund
Return before taxes	5.51%	4.60%
Return after taxes on distributions	5.50%	4.58%
Return after taxes on distributions and sale of fund shares	5.04%	4.44%
Lehman Brothers Municipal Bond Index(1)(2)	4.84%	4.70%
(1)	Does not reflect the deduction of fees, expenses or taxes.
(2)	The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. During periods of Fund losses, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns because the loss will generate a tax benefit that is factored into the results.

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Expenses and fee tables

Fees and expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

The tables and expense example reflect the fact that the net expenses of the Fund are 0.00%. The Fund is used only for investors who are clients of a wrap fee or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.

Shareholder transaction expenses

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from Fund assets)
Management Fees(1)	0.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.00%

(1)

The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any Acquired Fund Fees and Expenses, incurred by the Fund. You should be aware, however, that the Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates. Clients of the wrap fee program or similar program often pay a single aggregate fee to the program sponsor for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the separately managed account. These brochures and disclosures will contain information about the fees charged to you in connection with the separately managed accounts and the fees paid by the program to UBS Global AM. You pay no additional fees or charges to purchase shares of the Fund.

(2)	”Other Expenses” includes “Acquired Fund Fees & Expenses” which were less than 0.01% of average net assets of the Fund.

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Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$0	$0	$0	$0

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More about risks and investment strategies

Additional information about certain principal risks and information about other risks of investing in Series M are described below. Other risks of investing in the Fund, along with further details about some of the risks described below, are discussed in the Fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a municipal bond’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality municipal bonds are subject to some credit risk. However, credit risk is greater for lower quality municipal bonds (bonds with ratings of BB or below by Standard & Poor’s Ratings Group (“S&P”) or Ba or below by Moody’s Investors Service, Inc. (“Moody’s”)). Municipal bonds that are not investment grade involve high credit risk and are considered speculative. High yield, lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price the Fund desires.

Some municipal bonds are “insured bonds,” which means that a private insurer guarantees payment even if the issuer of the bond defaults. Insured bonds are subject to credit risks relating to both the issuer and the insurer, because if the market believes that either of them has become less able to make payments, the value of the municipal bond may decline. Bond insurance does not protect against interest rate or other non-credit risks.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks,

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including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Interest rate risk. Interest rate risk is the risk that if interest rates rise, the value of the Fund’s investments in municipal bonds falls. In general, the value of municipal bonds with longer durations fluctuates more in response to interest rate changes than municipal bonds with shorter durations. Bonds that are subject to “call” provisions may be prepaid at specified times prior to their scheduled maturity dates, especially if prevailing interest rates are lower than they were when the bond was issued. The Fund may need to reinvest the proceeds of called bonds in investments that pay lower rates, thus reducing the Fund’s income.

Political risk. The municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of a municipal bond fund’s interest or the tax-exempt status of a municipal bond fund’s dividends. Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds or other types of investments. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events could cause the value of the Fund’s investments in municipal bonds to fall and might adversely affect the tax-exempt status of the Fund’s investments or of the dividends that the Fund pays. During periods of uncertainty, the prices of municipal securities may become volatile.

Tax liability risk. Tax liability risk is the risk of non-compliant conduct by a municipal bond issuer, resulting in distributions by the Fund being taxable to shareholders as ordinary income.

Related securities concentration risk. The Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects, such as those relating to education, health care, transportation or utilities. Economic, business or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector. As a result, the Fund is subject to greater risk than funds that do not follow this practice.

Non-diversification risk. Focusing investments in a small number of issuers increases risk. The Fund is “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit or other risks.

Additional investment strategies
Defensive positions; cash reserves. To protect itself from adverse market conditions, the Fund may take a temporary defensive position that is different

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from its normal investment strategy. This means that the Fund may temporarily invest a higher proportion, or even all, of its assets in cash or money market instruments that pay taxable interest. Since these investments provide relatively low income that is taxable, a defensive position may not be consistent with achieving the Fund’s investment objective. However, the Fund also may invest in money market instruments that pay tax-exempt interest as part of its ordinary investment strategy.

Portfolio turnover. The Fund may engage in frequent trading in order to achieve its investment objective. Frequent trading may result in a portfolio turnover rate of over 100% annually.

Frequent trading may increase the portion of the Fund’s capital gains that are realized for tax purposes in any given year. This may increase the Fund’s taxable distributions in that year. Frequent trading also may increase the portion of the Fund’s realized capital gains that is considered “short-term” for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term capital gains than they would pay on distributions that represent long-term capital gains.

The Fund does not restrict the frequency of trading in order to limit expenses or the tax effect its distributions may have on shareholders.

Other information
Commodity pool operator exemption. The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Series T

Investment objective, strategies and risks

Fund objective
Maximize total return, consisting of income and capital appreciation.

Principal investment strategies
The Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global AM or its affiliates. The Fund provides exposure to certain sectors of the fixed income market and is designed to augment the overall asset class exposure of individual securities held in a managed account.

The Fund seeks to achieve its investment objective by investing in up to four underlying funds: UBS Corporate Bond Relationship Fund (“Corporate Bond Fund”), UBS U.S. Securitized Mortgage Relationship Fund (“Mortgage Fund”), UBS Opportunistic High Yield Relationship Fund (“High Yield Fund”) and UBS Emerging Markets Debt Relationship Fund or UBS Opportunistic Emerging Markets Debt Relationship Fund (each referred to as “Emerging Markets Fund”) (collectively, the “Underlying Funds”), and direct investments in certain non-dollar denominated debt securities. The Fund may also hold cash or cash equivalents.

Corporate Bond Fund generally invests its assets in investment grade US dollar denominated debt obligations of US and non-US corporations. Mortgage Fund generally invests its assets in investment grade mortgage-related and mortgage-backed securities of US issuers. Both Corporate Bond Fund and Mortgage Fund invest in securities with an initial maturity of greater than one year. Neither Corporate Bond Fund nor Mortgage Fund has a limit on maturity other than the initial maturity requirement of greater than one year. High Yield Fund generally invests its assets in high yield, below investment grade fixed income securities of US and non-US issuers. Emerging Markets Fund generally invests its assets in investment grade and below investment grade debt securities and derivative instruments related thereto that are tied economically to emerging market countries. Securities tied economically to emerging market countries include debt securities issued by governments, government-related entities (including participations in loans between governments and financial institutions), corporations and entities organized to restructure outstanding debt of issuers in emerging markets and instruments whose return is derived from any of the foregoing. High Yield Fund and Emerging Markets Fund both may invest in individual securities of any maturity. The Underlying Funds are advised by the Advisor.

The Fund will generally invest in investment grade securities or Underlying Funds that invest in investment grade securities. Investment grade securities are those that have received either a minimum rating of BBB– from S&P or Baa3 from Moody’s.

The Fund may also invest up to 20% of its net assets in any combination of non-investment grade, high yield securities and emerging markets fixed income securities (or Underlying Funds that invest in such securities) and direct investments in fixed

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income securities of foreign issuers, including foreign governments. Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund’s assets in any combination among these types of investments or may choose not to invest in these types of investments.

The Advisor allocates the Fund’s assets among the Underlying Funds and direct investments in non-dollar denominated debt securities using fundamental and quantitative analysis. The Advisor’s allocation of the Fund’s assets among the Underlying Funds and direct investments in non-dollar denominated debt securities is based on the Advisor’s expectation that the selected Underlying Funds and non-dollar denominated debt securities, in combination, will be appropriate to achieve the Fund’s investment objective. The Advisor reallocates Fund investments when, in its opinion, it is necessary to do so based on its outlook for the economy and financial markets and the relative performance of the Underlying Funds and security holdings.

The Fund is structured as a “fund of funds,” which means it pursues its investment objective by investing a significant portion of its assets in the Underlying Funds, which are other investment companies, rather than investing all of its assets in stocks, bonds, cash and other investments.

Principal risks
An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The principal risks presented by the Fund are:

  Fund of funds risk—The Fund’s investment performance depends on the investment performance of the Underlying Funds in which the Fund invests. Therefore, the risks associated with an investment in the Fund are also the risksassociated with an investment in the UnderlyingFunds. Some of these risks are discussed below.

  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term fixed income securities and higher quality securities more than lower quality securities.

  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody’s) or below may have increased risks of default. These securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer’s default or downgrade than investment grade (higher-rated) bonds.

  Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund or an Underlying Fund to re-invest in obligations with lower rates than the original obligations.

  Extension risk—When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

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  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using Derivatives, the Fund might have been in a better position if the Underlying Fund had not entered into the Derivatives. While some strategies involving Derivatives can protect against the risk of loss, the use of Derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Underlying Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a Derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other Derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other Derivatives may be substantial (for example, for some Derivatives, it is possible for the Fund to lose more than the amount the Underlying Fund invested in the Derivatives). Some Derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for Derivatives and the resulting inability of the Underlying Fund to sell or otherwise close out the Derivatives) and interest rate risk (some Derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Underlying Fund’s use ofDerivatives may cause the Fund to realize higheramounts of short-term capital gains (generallytaxed at ordinary income tax rates) than if theUnderlying Fund had not used such instruments.

  Non-diversification risk—Focusing investments in a small number of issuers increases risk. The Fund and the Underlying Funds are “non-diversified,” which means that they may invest a greater percentage of their assets in the securities of a single issuer than “diversified” funds. A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit or other risks.

  Foreign investing and emerging markets risks—The Fund and each Underlying Fund is permitted to invest a portion of its assets in foreign securities. Foreign investing involves the risk that the prices of investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. In addition, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

More information about the risks of an investment in the Fund is provided in the section “More about risks and investment strategies.”

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Series T

Performance

Risk/return bar chart and table
The bar chart and table give an indication of the Fund’s risks and performance. The bar chart shows you how the Fund’s performance has varied from year to year. The table illustrates how the performance of the Fund, before and after taxes, and for specified time periods, compares to that of a broad measure of market performance. When you consider this information, please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Total return (2004 is the Fund’s first full calendar year of operation)

Total return January 1 to March 31, 2007: 1.45%
Best quarter during calendar years shown: 3rd quarter 2006, 3.45%

Worst quarter during calendar years shown: 2nd quarter 2004, (1.74)%

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Average annual total returns
as of December 31, 2006

Series T shares
(inception date: 10/09/03)	1 year	Life of Fund
Return before taxes	5.68%	4.17%
Return after taxes on distributions	3.77%	2.45%
Return after taxes on distributions and sale of fund shares	3.65%	2.55%
Lehman Brothers U.S. Credit Index(1)(2)	4.26%	4.24%
Lehman Brothers MBS Fixed Rate Index(1)(3)	5.22%	4.39%
(1)	Does not reflect the deduction of fees, expenses or taxes.
(2)	The Lehman Brothers U.S. Credit Index is an unmanaged index of investment grade fixed-rate debt issues.
(3)	The Lehman Brothers MBS Fixed Rate Index covers the 15-year, 30-year, and balloon mortgage-backed pass-through securities of Ginnie Mae, Freddie Mac, and Fannie Mae.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. During periods of Fund losses, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other returns because the loss will generate a tax benefit that is factored into the results.

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Series T

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

The tables and expense example reflect the fact that the net expenses of the Fund, after including the fees and expenses of the Underlying Funds, are 0.12%. The Fund is used only for investors who are clients of a wrap fee or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs.

Shareholder transaction expenses
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from Fund assets)
Management Fees(1)	0.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (Underlying Fund Expenses)(2)	0.12%
Total Annual Fund Operating Expenses(3)	0.12%
(1)

The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses, incurred by the Fund. You should be aware, however, that the Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates. Clients of the wrap fee program or similar program often pay a single aggregate fee to the program sponsor for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the separately managed account. These brochures and disclosures will contain information about the fees charged to you in connection with the separately managed accounts and the fees paid by the program to UBS Global AM. You pay no additional fees or charges to purchase shares of the Fund.

(2)

“Acquired Fund Fees and Expenses (Underlying Fund Expenses)” is the amount of the Fund’s proportionate share of the fees and expenses of the Underlying Funds and other investment companies that the Portfolio indirectly pays as a result of its investment in the Underlying Funds and other investment companies. The Underlying Funds pay no advisory fees but pay other expenses. The portion of the expenses of the Underlying Funds that the Fund will bear will vary based on its percentage ownership of the Underlying Funds which may change at any time. The Advisor has agreed to cap the expenses of Corporate Bond Fund, Mortgage Fund, High Yield Fund and Emerging Markets Fund at 0.10%, 0.14%, 0.14% and 0.50%, respectively, for the fiscal year ending December 31, 2007. The Advisor may discontinue this limitation with respect to the Underlying Funds at any time in its sole discretion.

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(3)

Since the “Acquired Fund Fees and Expenses (Underlying Fund Expenses)” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Financial Highlights.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$12	$39	$68	$154

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More about risks and investment strategies

The Fund is a type of investment company known as a “fund of funds”—a term that means a fund that invests a significant portion of its assets in other mutual funds instead of investing all of its assets directly in stocks, bonds and other investments. An investment in the Fund involves the special risks described below.

Fund of funds risks
•	Your investment in the Fund is subject to all the risks of an investment directly in the Underlying Funds in which the Fund invests. These risks are summarized below under “Principal Risks of Investing in the Underlying Funds.”

•	The Fund’s performance directly reflects the investment performance of the Underlying Funds in which the Fund invests. Thus, the Fund’s performance depends both on the allocation of its assets among the Underlying Funds and the Underlying Funds’ ability to meet their investment objectives. The Advisor may not accurately assess the attractiveness or risk potential of particular Underlying Funds, asset classes, or investment styles.

•	The Fund invests in four Underlying Funds and will invest in such Underlying Funds in accordance with allocations determined by the Advisor. Therefore, the performance of the Underlying Funds may have a significant effect on the performance of the Fund and the price of its shares. As with any mutual fund, there is no assurance that the Underlying Funds will achieve their investment objective.

Each Underlying Fund pays its own operating expenses. By investing in the Fund, which is operated as a “fund of funds,” an investor will indirectly pay the expenses of the Underlying Funds.

The taxable gains that the Fund distributes to its shareholders are generated by both its transactions in shares of the Underlying Funds and direct investments in securities, and from the Underlying Funds’ own portfolio transactions.

More information about the underlying funds
The following is a concise description of the investment objectives and policies and the principal risks of the Underlying Funds. The Statement of Additional Information (“SAI”) includes more information about their investment policies and risks. No offer of the shares of the Underlying Funds is made in this prospectus.

Corporate Bond Fund’s investment objective is to maximize total return, consisting of current income and capital appreciation. Under normal circumstances, Corporate Bond Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in corporate bonds. Corporate Bond Fund’s investments in corporate bonds may include investment grade, US dollar denominated debt obligations of US and non-US corporations. Corporate Bond Fund may invest up to 20% of its net assets in

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investment grade, US dollar denominated obligations issued by the US government or any of its agencies or instrumentalities; investment grade, US dollar denominated obligations issued by supranational entities, foreign governments or foreign government related entities (including participations in loans between governments and financial institutions); asset-backed securities; or mortgage-backed securities. Depending on its assessment of market conditions, the Advisor may choose to allocate Corporate Bond Fund’s assets in any combination among these types of investments (subject to the 20% limitation noted above) or may choose not to invest in these types of investments. Corporate Bond Fund may, but is not required to, use derivative contracts to hedge against adverse changes in the market value of securities held by or to be bought for Corporate Bond Fund caused by changing interest rates or other market conditions. The principal risks of Corporate Bond Fund are management risk, interest rate risk, credit risk, call or prepayment risk, extension risk, risks of US government agency obligations, foreign investing risk, derivatives risk, and non-diversification risk.

Mortgage Fund’s investment objective is to maximize total return, consisting of capital appreciation and current income, while controlling risk. Under normal circumstances, Mortgage Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in mortgage-related and mortgage-backed securities of US issuers. Mortgage Fund may also invest up to 20% of its net assets in US dollar denominated fixed income securities of foreign issuers. Mortgage Fund may, but is not required to, use derivative contracts: (i) to hedge against adverse changes, caused by changing interest rates, in the market value of securities held by or to be bought for Mortgage Fund; (ii) as a substitute for purchasing or selling securities; or (iii) to shorten or lengthen the effective maturity or duration of Mortgage Fund’s portfolio. Its principal risks are management risk, interest rate risk, credit risk, call or prepayment risk, extension risk, risks of US government agency obligations, derivatives risk, non-diversification risk, and foreign investing risk.

High Yield Fund’s investment objective is to maximize total return, consisting of capital appreciation and current income, while controlling risk. Under normal circumstances, High Yield Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities that provide higher yields and are lower rated. High yield, lower rated fixed income securities are those rated below investment grade. High Yield Fund invests in cash payment, zero coupon and pay-in-kind fixed income securities, and may also invest in convertible securities, preferred stock and common stock equivalents and in bank loans, among other securities. High Yield Fund may invest in all types of fixed income securities of issuers from all countries. These securities include fixed income securities issued by corporations, governments, governmental entities and supranational entities such as the World Bank or the European Economic Community. These securities also include participations in loans between governments and financial institutions. High Yield Fund may, but is not required to, use derivative contracts for any of the following purposes: (i) to hedge against adverse changes, caused by changing interest rates or currency exchange rates, in the market value of securities held by or to be bought for High Yield Fund; (ii) as a substitute for purchasing

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or selling securities; or (iii) to shorten or lengthen the effective maturity or duration of High Yield Fund’s portfolio. The principal risks of High Yield Fund are management risk, risks of high yield/higher risk securities, interest rate risk, credit risk, call or prepayment risk, extension risk, foreign investing risk, derivatives risk, and non-diversification risk.

Emerging Markets Fund’s investment objective is to maximize total return, consisting of capital appreciation and current income, while controlling risk. Under normal circumstances, Emerging Markets Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in debt securities and derivative instruments related thereto that are tied economically to emerging market countries. Securities tied economically to emerging market countries include debt securities issued by governments, government-related entities (including participations in loans between governments and financial institutions), corporations and entities organized to restructure outstanding debt of issuers in emerging markets and instruments whose return is derived from any of the foregoing. An emerging market is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities. The countries included in this definition will change over time. An emerging market security is a security issued by a government or other issuer that, in the opinion of the Advisor, has one or more of the following characteristics: (i) the security’s principal trading market is an emerging market; (ii) at least 50% of the issuer’s revenue is generated from goods produced or sold, investments made, or services performed in emerging market countries; or (iii) at least 50% of the issuer’s assets are located in emerging market countries. Emerging Markets Fund may invest without limit in higher risk, below investment grade securities. Emerging Markets Fund may, but is not required to, use derivative contracts for any of the following purposes: (i) to hedge against adverse changes, caused by changing interest rates, stock market prices or currency exchange rates, in the market value of securities held by or to be bought for Emerging Markets Fund; (ii) as a substitute for purchasing or selling securities; or (iii) to shorten or lengthen the effective maturity or duration of Emerging Markets Fund’s fixed income portfolio. The principal risks of Emerging Markets Fund are management risk, risks of high yield/higher risk securities, interest rate risk, credit risk, call or prepayment risk, extension risk, foreign and emerging markets investing risks, derivatives risk, and non-diversification risk.

Each Underlying Fund is a non-diversified fund, as defined in the Investment Company Act of 1940, and is subject to greater risk than funds that have a broader range of investments.

Principal risks of investing in the underlying funds
As noted above, your investment in the Fund is subject to the risks associated with the Fund’s direct investment in certain non-dollar denominated debt securities, as previously described, and all the risks of a direct investment in the Underlying Funds. The main risks of investing in the Underlying Funds are described below.

Other risks of investing in the Fund, along with further detail about some of the risks described below, are discussed in the Fund’s SAI. Information

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on how you can obtain the SAI is on the back cover of this prospectus.

Management risk. The Advisor’s judgments about the fundamental value of securities acquired by the Underlying Funds may prove to be incorrect.

Interest rate risk. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that if interest rates rise, the value of an Underlying Fund’s investments in bonds may fall. Interest rate risk is the primary source of risk for US government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to interest rates.

Credit risk. Credit risk is the risk that the issuer of a fixed income obligation will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a Fund desires.

Prepayment or call risk. Payments on bonds that are backed by mortgage loans or other similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, an Underlying Fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise these “call” provisions if prevailing interest rates are lower than they were when the bonds were issued. An Underlying Fund then may have to reinvest the repayments at lower interest rates. Bonds subject to call provisions also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

Extension risk. When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

Risks of US government agency obligations.
Government agency obligations have different levels of credit support, and therefore, different

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degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

Derivatives risk. Derivatives are instruments that derive their value from the value of an underlying asset, reference rate or index. Options, futures contracts, forward currency contracts and swaps are examples of derivatives. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Underlying Fund might have been in a better position if the Underlying Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Underlying Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Underlying Fund to lose more than the amount the Underlying Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Underlying Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, an Underlying Fund’s use of derivatives may cause the Underlying Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Underlying Fund had not used such instruments.

High yield/higher risk securities risk.
Investments in below investment grade securities may be considered speculative because they have a higher risk of default, tend to be less liquid, and may be more difficult to value. In addition, changes in economic conditions or other circumstances may lead to a weakened capacity of issuers of below investment grade securities to make principal and interest payments. Issuers of below investment grade securities may be highly leveraged and have

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difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. Prices of below investment grade securities are also volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Below investment grade securities may become illiquid and hard to value in down markets.

Non-diversification risk. Focusing investments in a small number of issuers increases risk. The Fund and the Underlying Funds are “non-diversified,” which means that they may invest a greater percentage of their assets in the securities of a single issuer than “diversified” funds. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than more diversified funds might be. Some of those issuers might also present substantial credit or other risks.

Foreign and emerging markets investing risk.
Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can be of considerable significance.

In addition to the risks of investing in foreign securities, the values of the Fund’s or an Underlying Fund’s emerging market investments may be more volatile because of: (i) vulnerability to economic downturns and instability due to undiversified economies; trade imbalances; inadequate infrastructure; heavy debt loads and dependence on foreign capital inflows; governmental corruption and mismanagement of the economy; and difficulty in mobilizing political support for economic reforms; (ii) adverse governmental actions, such as nationalization or expropriation of property; confiscatory taxation; currency devaluations, interventions and controls; asset transfer restrictions; restrictions on investments by noncitizens; arbitrary administration of laws and regulations; and unilateral repudiation of sovereign debt; (iii) political and social instability, war and civil unrest; and/or (iv) less liquid and efficient securities markets; higher transaction costs; settlement delays; lack of accurate publicly available information and uniform financial reporting standards; difficulty in pricing securities and monitoring corporate actions; and less effective governmental supervision.

Additional information on principal investment strategies for the underlying funds

The Advisor allocates the Fund’s investments among the Underlying Funds. In selecting securities for Corporate Bond Fund, the Advisor uses an investment style focused on investment fundamentals. The Advisor believes that investment fundamentals determine and define investment value. Market prices tend to be more volatile than fundamental value, and the Advisor seeks to identify and exploit these periodic differences. The Advisor considers many factors, in addition to maturity and current yield, in

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the evaluation of fixed income securities, including: duration management, yield curve analysis, sector selection, security selection and asset allocation. The Advisor employs a top-down strategy, including duration targets and sector allocations incorporating macroeconomic input.

In selecting securities for Mortgage Fund, the Advisor uses an investment style singularly focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define fundamental investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction. To implement this strategy, the Advisor generally purchases for the Mortgage Fund the types of securities contained in the Mortgage Fund’s benchmark, the Lehman Brothers MBS Fixed Rate Index. Thus, the relative weightings of different types of securities in Mortgage Fund’s portfolio will not necessarily match those of the benchmark. In deciding which securities to emphasize, the Advisor uses both quantitative and fundamental analysis to identify securities that are under priced relative to their fundamental value. The Mortgage Fund may invest in all types of mortgage-related and mortgage-backed securities, primarily of US issuers. The Advisor emphasizes those fixed income market sectors and selects for the Mortgage Fund those securities that appear to be most undervalued relative to their yields and potential risks. In analyzing the relative attractiveness of sectors and selecting securities, the Advisor considers: the potential for capital appreciation; anticipated changes in average prepayment rates; anticipated changes in interest rate volatility; current yield; current credit quality as well as possible upgrades or downgrades; narrowing or widening of spreads between sectors, securities of different credit qualities or securities of different maturities; and duration.

In selecting securities for High Yield Fund, the Advisor’s investment style is based on the premise that inefficiencies exist within the high yield bond market that a fundamental value-based investment process can exploit. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction. The Advisor believes that investment fundamentals determine and describe future cash flows that define fundamental investment value. The Advisor combines both a top-down and bottom-up analysis. The Advisor believes that diversifying High Yield Fund’s portfolio by security type, industry, quality and maturity, as opposed to investing in any one sector, will better enable High Yield Fund to control risk. The Advisor will consider investments across a wide spectrum of industries. High Yield Fund may, but is not required to, invest in derivative contracts in conjunction with hedging strategies, or for investment purposes. In selecting fixed income securities for High Yield Fund’s portfolio, the Advisor looks for fixed income securities that provide both a high level of current income and the potential for capital appreciation due to a perceived improvement in the creditworthiness of the issuer.

The Advisor also compiles and considers the following data to assess the issuer’s future cash flows: management strength; market position;

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competitive environment; financial flexibility; ability to deleverage; and historical operating results.

In selecting securities for Emerging Markets Fund, the Advisor’s investment style is singularly focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define fundamental investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction. To implement this style, the Advisor purchases for Emerging Markets Fund those securities (generally contained in Emerging Markets Fund’s benchmark) that appear to be underpriced relative to their fundamental values. The Advisor attempts to identify and exploit discrepancies between market price and fundamental value by analyzing investment fundamentals that determine future cash flows. In selecting individual securities for investment, the Advisor considers: current credit quality and possible credit upgrades or downgrades; interest rate exposure; narrowing or widening of spreads between sectors, securities of different credit qualities or securities of different maturities; and local currency valuation.

Additional investment strategies

Defensive positions; cash reserves. To protect itself from adverse market conditions, the Fund and each of the Underlying Funds may take a temporary defensive position that is different from its normal investment strategy. This means that the Fund and each of the Underlying Funds may temporarily invest a higher proportion, or even all, of its assets in money market instruments or affiliated or unaffiliated money market funds. Since these investments provide relatively low income, a defensive position may not be consistent with achieving the Fund’s investment objective.

Portfolio turnover. Although the Fund does not expect to engage in frequent trading (high portfolio turnover), the Underlying Funds may engage in frequent trading in order to achieve their investment objectives.

Frequent trading may increase the portion of an Underlying Fund’s capital gains that are recognized for tax purposes in any given year. This, in turn, would increase the Fund’s distributions for that year. Frequent trading also may increase the portion of an Underlying Fund’s realized capital gains that are considered “short-term” for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. The Underlying Funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the Fund’s distributions may have on shareholders.

Other information
Commodity pool operator exemption. The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Managing your fund account

Buying shares
Shares of the Funds have no sales charge and do not pay ongoing rule 12b-1 distribution or service fees. Shares of the Funds are used exclusively for separately managed accounts advised or sub-advised by the Advisor or its affiliates and decisions as to whether or not to invest assets of a managed account in the Funds will be made by the Advisor.

Purchases of a Fund’s shares will normally be permitted only in full shares, but may be permitted in fractional shares under certain circumstances. Certificates for shares will not be issued. Each Fund reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in its judgment, such suspension or rejection is in the best interest of such Fund and its shareholders.

Selling shares
You can sell your shares at any time by contacting your financial advisor. In addition, shares will be redeemed when you terminate your managed account.

Series M reserves the right to pay redemptions “in kind” (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect the Fund’s operations (for example, if it represents more than $250,000 or 1% of the Fund’s assets). In these cases, you might incur brokerage costs converting the securities to cash.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a Fund may not be able to maintain your account. If a Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Market timers. The interests of a Fund’s long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when the Fund’s shares are repeatedly bought and sold in response to short-term market fluctuations—sometimes known as “market timing.” Market timing may cause a Fund to have difficulty implementing long-term investment strategies, because it would have more difficulty predicting how much cash it would have to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer’s Fund shares. These factors may hurt a Fund’s performance and its shareholders.

The Funds are used exclusively for separately managed accounts advised or sub-advised by the

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Advisor or its affiliates and decisions as to whether or not to invest assets of a managed account in the Funds will be made by the Advisor. Because the Funds are used only as components of “wrap” accounts, Funds may be purchased or redeemed on a frequent basis for rebalancing purposes.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage, detect and prevent market timing. A Fund will reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM determines to be a market timer. If UBS Global AM determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the Fund. Additionally, in making a determination as to whether a shareholder has engaged in market timing, the shareholder’s account may be temporarily barred from making additional investments into a Fund pending a definitive determination. In addition, if a Financial Advisor is identified as the Financial Advisor of two or more accounts that have engaged in market timing, UBS Global AM will attempt to prohibit the Financial Advisor from making additional purchases of the Fund on behalf of its clients.

While a Fund will seek to take actions that will detect market timing, the Fund’s efforts may not be completely successful in minimizing or eliminating such trading activity.

Pricing and valuation
The price at which you may buy or sell Fund shares is based on net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange (“NYSE”) is open. Each Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted.

The price for buying or selling shares will be based on the net asset value that is next calculated after a Fund receives the order in good form.

Each Fund calculates its net asset value based on the current market value of its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing services that use reported last sale prices or, if the price obtained is unreliable, current market quotations or, if market prices are not readily available, valuations from computerized “matrix” systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security or the price obtained is unreliable, that security is valued at a fair value determined by or under the direction of the Board of Trustees.

Each Fund normally uses the amortized cost method to value short-term obligations that will mature in 60 days or less.

The Trust’s Board of Trustees has delegated to the UBS Global Asset Management Funds’ Valuation Committee the responsibility for making fair value determinations with respect to the Funds’ portfolio

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securities. The types of securities for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that are in default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio securities may also result from low trading volume in thinly traded securities, including many lower-rated municipal bonds.

Each Fund expects to price most of its portfolio securities based on current market value, as discussed above. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities also may be valued based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. If a Fund concludes that a market quotation is not readily available for a portfolio security for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), the Fund will use fair value methods to reflect those events. This policy is intended to assure that the Fund’s net asset value fairly reflects security values as of the time of pricing.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Series T’s portfolio securities will also consist of shares of the Underlying Funds. The value of each Underlying Fund will be its net asset value at the time the Fund’s shares are priced. The Underlying Funds calculate their net asset value based on the current market value for their portfolio securities. The Underlying Funds use the same valuation criteria and procedures as used for the Funds as described previously.

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Management

Investment advisor

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is each Fund’s investment advisor and administrator. The Advisor, a Delaware corporation located at One North Wacker Drive, Chicago IL 60606, is an investment advisor registered with the SEC. As of December 31, 2006, the Advisor had approximately $150.4 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS and a member of the UBS Global Asset Management Division, which had approximately $709.9 billion in assets under management worldwide as of December 31, 2006. UBS is an international diversified organization headquartered in Zurich and Basel Switzerland, with operations in many areas of the financial services industry. The Advisor is responsible for the Funds’ investment decisions. The Advisor carries out its duties, subject to the supervision of the Funds’ Board of Trustees, pursuant to investment advisory agreements that describe the Advisor’s responsibilities.

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreements is available in the Funds’ most recent semiannual report to shareholders for the period ended June 30, 2006.

Portfolio management
Investment decisions for each Fund are made by investment management teams at the Advisor. Information is provided below for the portfolio managers within each investment management team that are primarily responsible for coordinating the day-to-day management of each Fund.

Series M
Elbridge Gerry is the lead portfolio manager for the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. The Advisor’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Gerry has access to certain members of the Municipal Bond Fixed-Income investment management team, each of whom is allocated a specified strategy issue within the portfolio over which he or she has independent responsibility for research. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Gerry, as lead portfolio manager and coordinator for management of the Fund, has responsibility for research, implementing strategies and reviewing the overall composition of the portfolios. Information about Mr. Gerry is provided below.

Elbridge Gerry is a Managing Director-Municipal Fixed Income of UBS Global Asset Management. Mr. Gerry has been a portfolio manager at the firm since 1996. Mr. Gerry has been a portfolio manager of the Fund since its inception.

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Series T
John A. Penicook is the lead portfolio manager for the Fund. The Advisor’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Penicook has access to certain members of the Fixed-Income investment management team, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Penicook, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Penicook is provided below.

John A. Penicook is the Global Head of Fixed Income at UBS Global Asset Management. Mr. Penicook has been a Managing Director of UBS Global Asset Management since 1995. Mr. Penicook has been a portfolio manager of the Fund since its inception.

The SAI for each Fund provides information about the Funds’ portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

Advisory fees
The Funds do not pay fees for advisory or administrative services.

Disclosure of portfolio holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s Web Site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q from a Fund upon request by calling 1-800-647 1568. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is filed with the SEC on Form N-CSR and appears in the semiannual and annual reports, respectively, sent to shareholders. Please consult each Fund’s SAI for a description of the policies and procedures that govern disclosure of the Funds’ portfolio holdings.

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SMA Relationship Trust

Dividends and taxes

Dividends and distributions. Each Fund normally declares and pays dividends monthly. Each Fund declares and distributes net realized gains, if any, typically in December. Each Fund’s dividends and capital gains distributions will be paid only in cash.

Annual statements. Every January on Form 1099-DIV you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December but paid in January are taxable as if they were paid in December. Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend.” If you are a taxable investor and invest in a Fund shortly before the record date of a taxable income dividend or capital gain distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Series M
Tax consequences. Fund dividends will consist primarily of exempt-interest dividends from interest earned on municipal securities. Because of this tax exemption, the Fund may not be a suitable investment for retirement plans and other tax-exempt investments. Corporate investors should note that other Fund dividends may be fully taxable in states that impose corprate franchise taxes, and the treatment for state corporate income tax purposes may vary.

In general, exempt-interest dividends are exempt from federal income tax. The Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund may also distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from such income are taxable to you as ordinary income. No part of any such ordinary income dividends will be qualified dividend income eligible for taxation by individuals at reduced rates.

Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Any loss incurred on the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you and any remaining loss will be treated as a long-term capital loss to the extent of capital gain distributions received with respect to those shares.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity

30	UBS Global Asset Management

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bonds. The income from these bonds is a preference item when determining your alternative minimum tax and under the income tax provisions of several states. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states. You should note that the Kentucky Court of Appeals recently found, in a court case captioned Davis v. Dept. of Revenue, that a provision in Kentucky law which exempts from taxation interest earned on municipal securities of Kentucky or its political subdivisions, but taxes such income when it is derived from non-Kentucky municipal securities violates the Commerce Clause of the United States Constitution. On November 9, 2006, the Kentucky Department of Revenue filed a petition requesting the United States Supreme Court to review the decision of the Kentucky Court of Appeals. The final outcome of Davis presently is unknown and it cannot be predicted whether similar cases will be filed in other jurisdictions. If a final adverse decision in the case is rendered, it could impact the tax status of Fund distributions for state tax purposes and it could negatively impact the value of securities held by a Fund and, therefore, the value of Fund shares.

Series T
Tax consequences. The distributions that you receive from the Fund generally are subject to federal income tax. If you hold Fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, distributions on your shares generally will not be subject to tax. The Fund expects that its dividends will be taxed primarily as ordinary income.

None or a nominal part of any such ordinary income dividends will be qualified dividend income eligible for taxation by individuals at reduced rates.

Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain distributions received with respect to such shares. Income received by the Fund from an Underlying Fund that invests in certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” An Underlying Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. In general, this income is required to be reported to Portfolio shareholders that are not disqualified organizations (as defined below) in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified organization, and (iii) is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a US person. The Fund must pay the tax on its excess inclusion income that is allocable to

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“disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund’s excess inclusion income allocable to them on behalf of the disqualified organizations.

Both series
Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Sale of fund shares. If you are a taxable investor, when you sell Fund shares, you may realize a capital gain or loss for tax purposes.

Other. Each Fund has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you. Distributions of ordinary income, capital gain, and gain from the sale of your Fund shares generally will be subject to state and local taxes.

Taxable distributions to non-US investors may be subject to US withholding at a 30% or lower treaty tax rate. Distributions to non-US investors from short-term capital gains and interest income from US sources are expected to be subject to US withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available. Non-US investors are subject to back-up withholding at a rate of 28% on distributions and redemption proceeds paid to a shareholder who fails to certify that they are not a US person. Non-US investors also may be subject to US estate tax and are subject to special US tax certification requirements.

This discussion of “Dividends and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

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Financial highlights

The following financial highlights tables are intended to help you understand the Funds’ financial performance since inception. Certain information reflects financial results for a single Fund share. In the tables, “total return” represents the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The information for each of the fiscal years in the financial highlights has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647 1568.

The audited financial statements and financial highlights of the Funds for the fiscal year ended December 31, 2006 from the Funds’ Annual Report to Shareholders are incorporated by reference into each Fund’s SAI.

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Series M

Financial highlights (continued)

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the			For the
	years ended December 31,			period ended
	2006	2005	2004	December 31, 2003*
Net asset value, beginning of period	$10.20	$10.27	$10.15	$10.00
Net investment income†	0.42	0.40	0.32	0.05
Net realized and unrealized gain (loss)
from investment activities	0.13	(0.06)	0.10	0.13
Net increase from operations	0.55	0.34	0.42	0.18
Dividends/distributions:
From net investment income	(0.42)	(0.38)	(0.30)	(0.03)
From net realized gains	(0.00)‡	(0.03)	—	—
Total dividends/distributions	(0.42)	(0.41)	(0.30)	(0.03)
Net asset value, end of period	$10.33	$10.20	$10.27	$10.15
Total investment return@	5.51%	3.32%	4.18%	1.83%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$421,179	$256,668	$104,812	$21,741
Ratio of expenses to average net assets:
Before expense reimbursement and waivers#	0.25%	0.25%	0.25%	0.25%**
After expense reimbursement and waivers	0.00%	0.00%	0.00%	0.00%**
Ratio of net investment income to
average net assets	4.13%	3.88%	3.36%	2.32%**
Portfolio turnover	156%	149%	180%	85%

†	The net investment income per share data was determined by using average shares outstanding throughout the period.

‡	Amount is less than $0.005 per share.

*	For the period October 8, 2003 (commencement of operations) through December 31, 2003.
**	Annualized.

@

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund dividends/distributions or the sale of Fund shares.

#	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses, of the Fund. However, for financial reporting purposes only, the Fund’s statement of operations and financial highlights reflect an imputed fee for services provided to the Fund of 0.25% of the value of the Fund’s average daily net assets.

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Series T

Financial highlights (concluded)

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

		For the		For the
	years ended December 31,			period ended
	2006	2005	2004	December 31, 2003*

Net asset value, beginning of period	$9.75	$10.07	$10.09	$10.00
Net investment income†	0.00 ††	0.00 ††	—	—
Net realized and unrealized gain from
investment activities	0.54	0.17	0.46	0.15
Net increase from operations	0.54	0.17	0.46	0.15
Dividends/distributions:
From net investment income	(0.51)	(0.49)	(0.48)	(0.06)
Net asset value, end of period	$9.78	$9.75	$10.07	$10.09
Total investment return@	5.68%	1.75%	4.55%	1.50%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$513,770	$426,936	$262,703	$43,620
Ratio of expenses to average net assets:
Before expense reimbursement and waivers##	0.25%	0.25%	0.25%	0.25	%**
After expense reimbursement and waivers	0.00%	0.00%	0.00%	0.00	%**
Ratio of net investment income to average
net assets	0.04%	0.00%#	0.00%	0.00	%**
Portfolio turnover	19%	19%	15%	1%

*	For the period October 9, 2003 (commencement of operations) through December 31, 2003.
**	Annualized.

@	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the sale of Fund shares.
†	The net investment income per share was determined by using average shares outstanding throughout the period.
††	Amount is less than $0.005 per share.
#	Amount represents less than 0.005%.

##	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses, of the Fund. However, for financial reporting purposes only, the Fund’s statement of operations and financial highlights reflect an imputed fee for services provided to the Fund of 0.25% of the value of the Fund’s average daily net assets.

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If you want more information about the Funds, the following documents are available free upon request:

Annual/semiannual reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of additional information (SAI)
The SAI for each Fund provides more detailed information about the Fund and is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

You may discuss your questions about the Funds by contacting your financial advisor. You may obtain free copies of the Funds’ SAIs, annual and semiannual reports by contacting the Fund directly at 1-800-647 1568.

You may review and copy information about the Funds, including the SAIs, at the Public Reference Room of the U.S. Securities and Exchange Commission (SEC). You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get text-only copies of information about the Funds:

  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

  Free, from the EDGAR Database on the SEC’s Internet Web Site at http://www.sec.gov.

The Funds do not make their annual reports, semi-annual reports or SAIs available through a Web Site because the Funds are used exclusively as components of wrap accounts advised or sub-advised by the Advisor or its affiliates.

Investment Company Act File No. 811-21328

©2007 UBS Global Asset Management (Americas) Inc.
All rights reserved.

S304

SMA Relationship Trust Series M Series T Prospectus April 30, 2007

Series M
Statement of additional information
April 30, 2007

51 West 52nd Street
New York, New York 10019-6114

Series M (the “Fund”) is a series of SMA Relationship TrustSM (the “Trust”).

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), an indirect wholly owned subsidiary of UBS AG (“UBS”), serves as the investment advisor and administrator for the Fund. UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), an indirect wholly owned subsidiary of UBS, serves as the principal underwriter of the Fund.

The Fund’s Annual and Semiannual Reports to Shareholders are incorporated by reference into this Statement of Additional Information (“SAI”). The Annual and Semiannual Reports accompany this SAI. You may obtain additional copies of the Fund’s Annual and Semiannual Reports without charge by calling toll-free 1-800-647 1568.

This SAI is not a prospectus and should be read only in conjunction with the Fund’s current Prospectus, dated April 30, 2007. A copy of the Prospectus may be obtained by calling toll-free 1-800-647-1568. This SAI is dated April 30, 2007.

SMA Relationship TrustSM and SMA*RT Shares are service marks of UBS AG.

The Fund and its investment policies

The Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as a Delaware statutory trust under Delaware law on December 3, 2002.

The Fund’s investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the Fund may be changed by the board of trustees of the Trust (the “Board”) without shareholder approval. As with other mutual funds, there is no assurance that the Fund will achieve its investment objective.

The Fund’s investment objective is to achieve total return consisting of capital appreciation and current income exempt from federal income tax. The Fund seeks to invest substantially all of its net assets in municipal bonds. Except under unusual circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities that pay income exempt from federal income tax.

The Fund normally invests at least 65% of its total assets in investment grade municipal bonds. The Fund may invest up to 10% of its total assets in municipal bonds that are not investment grade. The Fund may not invest more than 10% of its total assets in inverse floaters and may not invest more than 5% of its total assets in uninsured “non-appropriation” municipal lease obligations. There is no percentage limitation on the Fund’s ability to invest in other municipal lease obligations. The Fund may also invest in Treasury securities. The Fund may (but is not required to) use interest rate futures contracts, treasury futures and other derivatives to help manage its portfolio duration.

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may purchase securities on a when-issued or delayed delivery basis.

The Fund’s investments, related risks and limitations

The following supplements the information contained in the Prospectus and above concerning the Fund’s investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the Fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

Types of municipal bonds. The Fund may invest in a variety of municipal bonds, as described below:

Municipal bonds. Municipal bonds are municipal obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that, in the opinion of issuers’ counsel, is exempt from federal income tax. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as from the user of the facility being financed. Municipal bonds also include “moral obligation” bonds, which are normally issued by special purpose authorities. For these bonds, a government unit is regarded as morally obligated to support payment of the debt service, which is usually subject to annual budget appropriations. Various types of municipal bonds are described in the following sections.

Municipal lease obligations. Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts, and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. The Fund generally invests in municipal lease obligations through certificates of participation.

Although municipal lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, they ordinarily are backed by the municipality’s covenant to budget for, appropriate and make the payments due, under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee’s use or occupancy of such property. This “abatement risk” may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements, such as letters of credit.

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Certain municipal lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, the Fund’s ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

Industrial development bonds (“IDBs”) and private activity bonds (“PABs”). IDBs and PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed. IDBs issued after August 15, 1986 generally are considered PABs, and to the extent the Fund invests in such PABs, shareholders generally will be required to include a portion of their exempt-interest dividends from the Fund in calculating their liability for the federal alternative minimum tax (“AMT”). See “Taxes” below. The Fund may invest up to 20% of its net assets in IDBs and PABs.

Floating rate and variable rate obligations. Floating rate and variable rate obligations are municipal bonds that bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate municipal securities to fluctuate less than the market value of fixed rate obligations. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Floating rate or variable rate obligations typically permit the holder to demand payment of principal from the issuer or remarketing agent at par value prior to maturity and may permit the issuer to prepay principal, plus accrued interest, at its discretion after a specified notice period. Frequently, floating rate or variable rate obligations and/or the demand features thereon are secured by letters of credit or other credit support arrangements provided by banks or other financial institutions, the credit standing of which affects the credit quality of the obligations. Changes in the credit quality of these institutions could cause losses to the Fund and adversely affect its share price.

Demand features. A demand feature gives the Fund the right to sell the securities to a specified party, usually a remarketing agent, on a specified date. A demand feature is often backed by a letter of credit from a bank or a guarantee or other liquidity support arrangement from a bank or other financial institution. As discussed under “Participation Interests” below, to the extent that payment of an obligation is backed by a letter of credit, guarantee or other liquidity support that may be drawn upon demand, such payment may be subject to that institution’s ability to satisfy that commitment.

Participation interests. Participation interests are interests in municipal bonds, including IDBs, PABs and floating and variable rate obligations, that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the bank. The credit standing of such bank affects the credit quality of the participation interests.

A participation interest gives the Fund an undivided interest in a municipal bond owned by a bank. The Fund has the right to sell the instruments back to the bank. Such right generally is backed by the bank’s irrevocable letter of credit or guarantee and permits the Fund to draw on the letter of credit on demand, after specified notice, for all or any part of the principal amount of the Fund’s participation interest plus accrued interest. Generally, the Fund expects to exercise the demand under the letters of credit or other guarantees (1) upon a default under the terms of the underlying bond, (2) to maintain the Fund’s portfolio in accordance with its investment objective and policies, or (3) as needed to provide liquidity to the Fund in order to meet redemption requests. The ability of a bank to fulfill its obligations under a letter of credit or guarantee might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. UBS Global AM seeks to monitor the pricing, quality and liquidity of the participation interests held by the Fund, and the credit standing of banks issuing letters of credit or guarantees supporting such participation interests on the basis of published financial information reports of rating services and bank analytical services.

3

Tender option bonds. Tender option bonds are long-term municipal bonds sold by a bank subject to a “tender option” that gives the purchaser the right to tender them to the bank at par plus accrued interest at designated times (the “tender option”). The tender option may be exercisable at intervals ranging from biweekly to semiannually, and the interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value. The tender option generally would not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal bonds. Therefore, the Fund’s ability to exercise the tender option will be affected by the credit standing of both the bank involved and the issuer of the underlying securities.

Put bonds. A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a remarketing agent at a specified price and exercise date, which is typically well in advance of the bond’s maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

If the put is a “one time only” put, the Fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If the bond has a series of puts after the first put, the bond will be held as long as, in the judgment of UBS Global AM, it is in the best interest of the Fund to do so. There is no assurance that the issuer of a put bond acquired by the Fund will be able to repurchase the bond upon the exercise date, if the Fund chooses to exercise its right to put the bond back to the issuer.

Tax-exempt commercial paper and short-term municipal notes. Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

Inverse floaters. The Fund may invest in municipal bonds on which the rate of interest varies inversely with interest rates on other municipal bonds or an index. Such obligations include components of securities on which interest is paid in two separate parts – an auction component, which pays interest at a market rate that is set periodically through an auction process or other method, and a residual component, or “inverse floater,” which pays interest at a rate equal to the difference between the rate that the issuer would have paid on a fixed-rate obligation at the time of issuance and the rate paid on the auction component. The market value of an inverse floater will be more volatile than that of a fixed-rate obligation and, like most debt obligations, will vary inversely with changes in interest rates. Because of the market volatility associated with inverse floaters, the Fund will not invest more than 10% of its total assets in inverse floaters.

Because the interest rate paid to holders of inverse floaters is generally determined by subtracting the interest rate paid to holders of auction components from a fixed amount, the interest rate paid to holders of inverse floaters will decrease as market rates increase and increase as market rates decrease. Moreover, the extent of the increases and decreases in the market value of inverse floaters may be larger than comparable changes in the market value of an equal principal amount of a fixed rate municipal bond having similar credit quality, redemption provisions and maturity. In a declining interest rate environment, inverse floaters can provide the Fund with a means of increasing or maintaining the level of tax-exempt interest paid to shareholders.

Mortgage subsidy bonds. The Fund also may purchase mortgage subsidy bonds that are normally issued by special purpose public authorities. In some cases, the repayment of such bonds depends upon annual legislative appropriations; in other cases, repayment is a legal obligation of the issuer and, if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations). The types of municipal bonds identified above and in the Prospectus may include obligations of issuers whose revenues are primarily derived from mortgage loans on housing projects for moderate to low income families.

US treasury securities. The Fund may invest in US Treasury Securities which include bills, notes, bonds, and other debt securities issued by the US Treasury. These are direct obligations of the US government and differ mainly in the length of their maturities.

Yield factors and credit ratings; non-investment grade bonds. The yield on a municipal bond depends on a variety of factors, including general municipal and fixed income security market conditions, the financial condition of the

4

issuer, the size of the particular offering, the maturity, credit quality and rating of the issue and expectations regarding changes in tax rates. The Fund may invest in municipal bonds with a broad range of maturities, based on UBS Global AM’s judgment of current and future market conditions as well as other factors, such as the Fund’s liquidity needs. Generally, the longer the maturity of a municipal bond, the higher the rate of interest paid and the greater the volatility.

Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc. (“S&P”), and other nationally recognized statistical rating agencies (“rating agencies”) are private services that provide ratings of the credit quality of bonds and certain other securities, including municipal bonds. A description of the ratings assigned to municipal bonds by Moody’s and S&P is included in the Appendix to this SAI. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond’s value of its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond’s rating. Subsequent to a bond’s purchase by the Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, interest rate and rating may have different market prices.

Opinions relating to the validity of municipal bonds and to the exemption of interest thereon from federal income tax and (when available) from the AMT are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither the Fund nor UBS Global AM reviews the proceedings relating to the issuance of municipal bonds or the basis for such opinions. An issuer’s obligations under its municipal bonds are subject to the bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted that adversely affect the tax-exempt status of interest on the municipal bonds held by the Fund or the exempt-interest dividends received by the Fund’s shareholders, extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of, and interest on, their municipal bonds may be materially and adversely affected.

Investment grade municipal bonds are rated in one of the four highest rating categories or one of the two highest short-term rating categories by a rating agency, such as Moody’s or S&P, or, if unrated, are determined to be of comparable quality by UBS Global AM. Medium grade municipal securities are investment grade and are rated A, Baa3 or MIG-2 by Moody’s or A, BBB- or SP-2 by S&P, have received an equivalent rating from another rating agency or are determined by UBS Global AM to be of comparable quality. Moody’s considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

Non-investment grade municipal bonds (commonly known as municipal “junk bonds” and sometimes referred to as “high yield” municipal bonds) are rated Ba or lower by Moody’s, BB or lower by S&P, comparably rated by another rating agency or determined by UBS Global AM to be of comparable quality. The non-investment grade municipal bonds in which the Fund may invest may be rated Ba, B or MIG-3 by Moody’s or BB, B or SP-3 by S&P, have an equivalent rating from another rating agency, or, if unrated, are determined by UBS Global AM to be of comparable quality.

The Fund’s investments in non-investment grade municipal bonds entail greater risk than its investments in higher rated bonds. Non-investment grade municipal bonds are considered predominantly speculative with respect to the issuer’s ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade municipal bonds generally offer a higher current yield than that available for investment grade issues and may be less sensitive to interest rate changes; however, they involve higher risks, in that they are more sensitive to adverse changes in market conditions. During periods of economic downturn or rising interest rates, issuers of non-investment grade municipal bonds may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for non-investment grade municipal bonds generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell these bonds at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade municipal bonds, especially in a thinly traded market.

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Stand-by commitments. The Fund may acquire stand-by commitments pursuant to which a bank or other municipal bond dealer agrees to purchase securities that are held in the Fund’s portfolio or that are being purchased by the Fund, at a price equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium or plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the Fund, whichever is later. The Fund may acquire such commitments to facilitate portfolio liquidity.

The Fund would enter into stand-by commitments only with those banks or other dealers that, in the opinion of UBS Global AM, present minimal credit risk. The Fund’s right to exercise stand-by commitments would be unconditional and unqualified. A stand-by commitment would not be transferable by the Fund, although the Fund could sell the underlying municipal bonds to a third party at any time. The Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment would not ordinarily affect the valuation or maturity of the underlying municipal bonds. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Whether the Fund paid directly or indirectly for a standby commitment, its cost would be treated as unrealized depreciation and would be amortized over the period the commitment is held by the Fund.

Non-publicly traded securities, private placements and restricted securities. The Fund may invest in securities that are non-publicly traded securities, including privately placed securities that the Fund buys directly from the issuer. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration.

Illiquid securities. The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other securities, over-the-counter options purchased, repurchase agreements maturing in more than seven days and municipal lease obligations (including certificates of participation) other than those UBS Global AM has determined are liquid pursuant to guidelines established by the Trust’s Board. The assets used as cover for over-the-counter options written by the Fund will be considered illiquid unless the options are sold to qualified dealers who agree that the Fund may repurchase the options at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The Fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

The Board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM, pursuant to guidelines approved by the Board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, including:

(a)	whether the security can be sold within seven days at approximately the same amount at which it is valued by the Fund;

(b)	whether at least two dealers make a market in the security;

(c)	whether there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings);

(d)	whether the issuer is a reporting company under the Securities Exchange Act of 1934;

(e)	that the security is not in the same class as, or convertible into, any listed security of the issuer;

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(f)	whether there are at least three sources from which a price for the security is readily available;

(g)	whether settlement is made in a “regular way” for the type of security at issue; and

(h)	for Rule 144A securities that are issued by funds excepted from regulation under Section 3(c)(7) of the Investment Company Act, whether there is a sufficient market of qualified purchasers to assure that the security will remain marketable throughout the period it is expected to be held by the Fund.

UBS Global AM monitors the liquidity of securities in the Fund’s portfolio and reports periodically on liquidity decisions to the Board.

In making determinations as to the liquidity of municipal lease obligations, UBS Global AM will distinguish between direct investments in municipal lease obligations (or participations therein) and investments in securities that may be supported by municipal lease obligations or certificates of participation therein. Since these municipal lease obligation-backed securities are based on a well-established means of securitization, UBS Global AM does not believe that investing in such securities presents the same liquidity issues as direct investments in municipal lease obligations.

The Fund will not invest more than 15% of its net assets in illiquid securities. UBS Global AM monitors the Fund’s overall holdings of illiquid securities. If the Fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interest of the Fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the Fund’s holdings of illiquid securities. However, the Fund is not required to dispose of illiquid securities under these circumstances.

Repurchase agreements. The Fund does not intend to enter into repurchase agreements, except as a temporary measure and under unusual circumstances, because repurchase agreements generate taxable income. The Fund is, however, authorized to enter into repurchase agreements with US banks and dealers with respect to any obligation issued or guaranteed by the US government, its agencies or instrumentalities, and also with respect to commercial paper, bank certificates of deposit and bankers’ acceptances. Repurchase agreements are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The Fund intends to enter into repurchase agreements only with counterparties in transactions believed by UBS Global AM to present minimum credit risks.

Reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, subject to the Fund’s agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

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Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

When-issued and delayed delivery securities. The Fund may purchase securities on a “when-issued” basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the Fund later than a normal settlement date at a stated price and yield. The Fund generally would not pay for such securities or start earning interest on them until they are received. However, when the Fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the Fund on a when-issued or delayed delivery basis may result in the Fund’s incurring or missing an opportunity to make an alternative investment.

A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund’s net asset value. When the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment. The Fund’s when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. The Fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the Fund.

Duration. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates the bond’s yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by UBS Global AM in portfolio selection and yield curve positioning for the Fund’s bond investments. Duration was developed as a more precise alternative to the concept of “term to maturity.” Traditionally, a bond’s “term to maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until the scheduled final payment on the bond, taking no account of the pattern of payments prior to maturity.

Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

Duration allows UBS Global AM to make certain predictions as to the effect that changes in the level of interest rates will have on the value of the Fund’s portfolio of bonds. For example, when the level of interest rates increases by 1%, a bond having a positive duration of three years generally will decrease by approximately 3%. Thus, if UBS Global AM calculates the duration of the Fund’s portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of the Fund’s portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

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There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities’ interest rate exposure. In these and other similar situations, UBS Global AM will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

Temporary and defensive investments; money market investments. When UBS Global AM believes that unusual circumstances warrant a defensive posture and that there are not enough suitable municipal bonds available, the Fund may temporarily and without percentage limit hold cash and invest in money market instruments that pay taxable interest, including repurchase agreements. If the Fund holds cash, the cash would not earn income and would reduce the Fund’s yield.

Investment limitations of the Fund
Fundamental limitations. The investment limitations set forth below are fundamental policies and may not be changed by the Fund without the approval of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation. The Fund may not:

(1)	Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

(2)	Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

(3)	Issue securities senior to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities up to 10% of the Fund’s net assets to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof;

(4)	Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

(5)	Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund’s assets, asset coverage of at least 300% is required;

(6)	Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the US government or any of its agencies or tax-exempt municipal securities); and

(7)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares.

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Strategies using derivative instruments

General description of derivative instruments. UBS Global AM may use a variety of financial instruments (“Derivative Instruments”), including, but not limited to, certain options, futures contracts (sometimes referred to as “futures”) and options on futures contracts. The Fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio may be at risk. Under normal circumstances, however, the Fund’s use of these instruments will place at risk a much smaller portion of its assets. In particular, the Fund may use the Derivative Instruments described below.

The Fund might not use any Derivative Instruments or strategies, and there can be no assurance that using any strategy will succeed. If UBS Global AM is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the Fund may have lower net income and a net loss on the investment.

Options on debt securities—A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

Options on debt securities indices—A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

Municipal bond index futures contracts—A municipal bond index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

Municipal debt and interest rate futures contracts—Municipal debt or interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Options on futures contracts—Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term or at specified times or at the expiration of the option, depending on the type of option involved. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

Swap transactions—The Fund may enter into swap transactions, which include swaps, caps, floors and collars relating to interest rates, securities or other instruments. The Fund may also enter into interest rate lock transactions. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the “notional principal amount”) for a specified period of time. Total return swaps involve an agreement between two parties, under

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which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. Cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate or index goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate or index either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period.

The Fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described below with respect to other hedging strategies.

The Fund may also engage in credit default swaps. Credit default swaps enable a party to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The Fund may enhance income by selling protection or attempt to mitigate risk by buying protection.

The Fund will usually enter into swaps on a net basis, (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). Because assets will be segregated with respect to these transactions, UBS Global AM believes these obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each rate swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account or earmarked as segregated on the books of the Fund’s custodian. The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

The Fund will enter into swap transactions only with banks and recognized securities dealers believed by UBS Global AM to present minimal credit risk in accordance with guidelines established by the board. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The Fund also may engage in interest rate lock transactions. In an interest rate lock transaction, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

General description of strategies using derivative instruments. The Fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. The Fund may use Derivative Instruments to maintain exposure to bonds while maintaining a cash balance for Fund management purposes (such as to provide liquidity to meet anticipated shareholder sales or Fund shares and for Fund operating expenses), to facilitate trading or to adjust its exposure to difference asset classes.

Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund’s portfolio. Thus, in a short hedge, the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

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Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

The Fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The Fund might enter into a long straddle when UBS Global AM believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The Fund might enter into a short straddle when UBS Global AM believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Gain strategies may include using Derivative Instruments to increase or decrease the Fund’s exposure to different asset classes without buying or selling the underlying instruments. The Fund also may use derivatives to simulate full investment by the Fund while maintaining a cash balance for Fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of Fund shares and for Fund operating expenses).

The use of Derivative Instruments is subject to applicable regulations of the U.S. Securities and Exchange Commission (“SEC”), the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, the Fund’s ability to use Derivative Instruments may be limited by tax considerations. See “Taxes.”

In addition to the products, strategies and risks described below and in the Prospectus, UBS Global AM may discover additional opportunities in connection with Derivative Instruments and with hedging, income and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. UBS Global AM may utilize these opportunities for the Fund to the extent that they are consistent with the Fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. The Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special risks of strategies using derivative instruments. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

(1)	Successful use of most Derivative Instruments depends upon the ability of UBS Global AM to predict movements of the overall securities, or interest rate exchange markets, which requires different skills than predicting changes in the prices of individual securities. While UBS Global AM is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

(2)	There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

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(3)	Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because UBS Global AM projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

(4)	As described below, the Fund might be required to maintain assets as “cover,” segregate assets or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

Cover for strategies using derivative instruments. Transactions using Derivative Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts, or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount or segregated on the books of its custodian.

Assets used as cover, held in a segregated account or segregated on the books of the custodian cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the Fund’s assets to cover positions or to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options. The Fund may purchase put and call options and write (sell) covered put or call options on securities in which they invest and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. In addition, the Fund may also use options to attempt to realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by the Fund would be considered illiquid to the extent described under “The Fund’s Investments, Related Risks and Limitations – Illiquid Securities.”

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, the over-the-counter debt options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. There are also other types of options exercisable on certain specified dates before expiration. Options that expire unexercised have no value.

13

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

The Fund may purchase and write both exchange-traded and over-the-counter options. However, exchange-traded or liquid over-the-counter options on municipal debt securities are not currently available. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

The Fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

Limitations on the use of options. The use of options is governed by the following guidelines, which can be changed by the Fund’s Board without shareholder vote:

(1)	The Fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of its total assets.

(2)	The aggregate value of securities underlying put options written by the Fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

(3)	The aggregate premiums paid on all options (including options on securities and securities indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of its net assets.

Futures. The Fund may purchase and sell municipal bond index futures contracts, municipal debt future contracts and interest rate futures contracts. The Fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, the Fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance or realize gains.

14

Futures strategies also can be used to manage the average duration of the Fund’s portfolio. If UBS Global AM wishes to shorten the average duration of the Fund’s portfolio, the Fund may sell a futures contract or a call option thereon or purchase a put option on that futures contract. If UBS Global AM wishes to lengthen the average duration of the Fund’s portfolio, the Fund may buy a futures contract or a call option thereon or sell a put option thereon.

The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when it is more advantageous to the Fund than is purchasing the futures contract.

No price is paid upon entering into a futures contract. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant (an “FCM”) selected by the Fund an amount, referred to as “initial margin.” The initial margin is required to be deposited in cash or government securities with an FCM. Minimum initial margin requirements are established by the futures exchange and FCMs may establish initial margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked-to-market daily. If a futures contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a “variation margin” to be held by the FCM, will be required. Conversely, a reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial account of the Fund. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Variation margin also does not involve borrowing but rather represents a daily settlement of a fund’s obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be

15

increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Organization of the Trust; trustees and officers; principal holders and management ownership of securities

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and the Fund.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with UBS Global AM are listed below. None of the Trustees is an “interested person” (as defined in the 1940 Act) of the Trust. The Trustees may be referred to herein as “Independent Trustees.”

Independent trustees

Term of
		office(1)		Number of
	Position(s)	and length	Principal	portfolios in fund	Other
	held with	of time	occupation(s)	complex overseen	directorships
Name, address and age	Trust	served	during past 5 years	by trustee	held by trustee
Walter E. Auch(2); 86	Trustee	Since 2002	Mr. Auch is retired	Mr. Auch is a trustee	Mr. Auch is a
6001 N. 62nd Place			(since 1986).	of three investment	Trustee, Director of
Paradise Valley, AZ 85253				companies	Advisors
				(consisting of 55	Series Trust (22
				portfolios) for which	portfolios);
				UBS Global AM or	Legg Mason Partners
				one of its affiliates	Fund Complex
				serves as investment	(23 portfolios)
				advisor, sub-advisor	Nicholas Applegate
				or manager.	Institutional Funds
(14 portfolios); and
Chairman of the Board
of Sound Surgical
Technologies.

Adela Cepeda(2); 49	Trustee	Since 2004	Ms. Cepeda is	Ms. Cepeda is a	Ms. Cepeda is a
A.C. Advisory, Inc.			founder and	director or trustee of	director of the
161 No. Clark Street,			president of A.C.	four investment	MGI Funds (8 portfolios)
Suite 4975			Advisory, Inc.	companies (consisting	(since 2005).
Chicago, Illinois 60601			(since 1995).	of 56 portfolios) for
which UBS Global
AM or one of its
affiliates serves as
investment advisor,
sub-advisor or
manager.

16

Term of
		office(1)		Number of
	Position(s)	and length	Principal	portfolios in fund	Other
	held with	of time	occupation(s)	complex overseen	directorships
Name, address and age	Trust	served	during past 5 years	by trustee	held by trustee
Frank K. Reilly(2); 71	Chairman	Since 2002	Mr. Reilly is a	Mr. Reilly is a director	Mr. Reilly is a
Mendoza College	and Trustee		Professor at the	or trustee of four	director of
of Business			University of Notre Dame	investment	Discover Bank;
University of			(since 1982).	companies	Morgan Stanley
Notre Dame				(consisting of 56	Trust, FSB and
Notre Dame, IN				portfolios) for which	Morgan Stanley
46556-5649				UBS Global AM or	National Trust.
one of its affiliates
serves as investment
advisor, sub-advisor
or manager.

Edward M. Roob(2); 72	Trustee	Since 2002	Mr. Roob is retired	Mr. Roob is a	None.
841 Woodbine Lane			(since 1993).	director or trustee of
Northbrook, IL 60002				four investment
companies
(consisting of 56
portfolios) for which
UBS Global AM or
one of its affiliates
serves as investment
advisor, sub-advisor
or manager.

J. Mikesell Thomas(2); 56	Trustee	Since 2004	Mr. Thomas is	Mr. Thomas is a	Mr. Thomas is a
Federal Home Loan			President and CEO	director or trustee of	director and
Bank of Chicago			of the Federal Home	four investment	chairman of the
111 East Wacker Drive			Loan Bank of	companies (consisting	Audit Committee
Chicago, Illinois 60601			Chicago (since	of 56 portfolios) for	for Evanston
			2004). Mr. Thomas	which UBS Global	Northwestern
			was an independent	AM or one of its	Healthcare.
			financial advisor	affiliates serves as
			(2001-2004). He	investment advisor,
			was managing	sub-advisor or
			director of Lazard	manager.
Freres & Co. (1995
to 2001).

(1)	Each Trustee holds office for an indefinite term.

(2)	Messrs. Auch, Reilly and Roob are also Independent Trustees of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act. Ms. Cepeda and Mr. Thomas are also Independent Trustees of UBS Private Portfolios Trust.

17

Officers
Term of
office† and
	Position(s) held	length of
Name, address and age	with the Trust	time served	Principal occupation(s) during past 5 years
Joseph Allessie*; 41	Vice President	Since 2005	Mr. Allessie is an executive director (since
	and Assistant		2007) and deputy general Counsel (since
	Secretary		2005) at UBS Global Asset Management (US)
Inc. (“UBS Global AM (US)”) and UBS Global AM
(collectively, “UBS Global AM—Americas
region”). Prior to joining UBS Global AM—
Americas region he was senior vice president and
general counsel of Kenmar Advisory Corp. (from
2004 to 2005). Prior to that Mr. Allessie was
general counsel and secretary of GAM USA Inc.,
GAM Investments, GAM Services, GAM Funds,
Inc. and the GAM Avalon Funds (from 1999 to
2004). Mr. Allessie is a vice president and
assistant secretary of 20 investment companies
(consisting of 93 portfolios) for which UBS Global
AM— Americas region or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Rose Ann Bubloski*; 39	Vice President	Since 2004	Ms. Bubloski is an associate director
	and Assistant		(since 2003) and a senior manager (since
	Treasurer		2004) of the US Mutual Fund Treasury
Administration department of UBS Global AM—
Americas region. Ms. Bubloski is vice president
and assistant treasurer of 20 investment
companies (consisting of 93 portfolios) for which
UBS Global AM—Americas region or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

Thomas Disbrow*; 41	Vice President,	Since 2000	Mr. Disbrow is an executive director (since
	Treasurer and	(Vice President)	2007), the US Mutual Fund Treasury
	Principal	and 2006	Administration department (since
	Accounting	(Treasurer and	2006) of UBS Global AM—Americas region.
	Officer	Principal	Mr. Disbrow is vice president, treasurer, and
		Accounting	principal accounting officer of 20 investment
		Officer),	companies (consisting of 93 portfolios) for
		respectively	which UBS Global AM—Americas region or one
of its affiliates serves as investment advisor, sub-
advisor or manager.

18

Term of
office† and
	Position(s) held	length of
Name, address and age	with the Trust	time served	Principal occupation(s) during past 5 years
Michael J. Flook*; 42	Vice President	Since 2006	Mr. Flook is an associate director and a
	and Assistant		senior manager of the US Mutual Fund
	Treasurer		Treasury Administration department of UBS
Global AM—Americas region (since 2006). Prior
to joining UBS Global AM—Americas region, he
was a senior manager with The Reserve (asset
management firm) from May 2005 to May 2006.
Prior to that he was a senior manager with PFPC
Worldwide since October 2000. Mr. Flook is a
vice president and assistant treasurer of 20
investment companies (consisting of 93
portfolios) for which UBS Global AM—Americas
region or one of its affiliates serves as investment
advisor, sub-advisor or manager.

Mark F. Kemper**; 49	Vice President	Since 1999	Mr. Kemper is general counsel of UBS
	and Secretary	and since	Global AM—Americas region (since 2004).
		2004,	Mr. Kemper is also a managing director
		respectively	of UBS Global AM—Americas region (since
2006). He was deputy general counsel of UBS
Global AM from July 2001 to July 2004. He has
been secretary of UBS Global AM—Americas
region since 1999 and assistant secretary of UBS
Global Asset Management Trust Company since
1993. Mr. Kemper is secretary of UBS Global
AM—Americas region (since 2004). Mr. Kemper
is vice president and secretary of 20 investment
companies (consisting of 93 portfolios) for which
UBS Global AM—Americas region or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

Joanne M. Kilkeary*; 39	Vice President	Since 2006	Ms. Kilkeary is an associate director
	and Assistant		(since 2000) and a senior manager
	Treasurer		(since 2004) of the US Mutual Fund Treasury
Administration department of UBS Global AM—
Americas region. Ms. Kilkeary is a vice president
and assistant treasurer of 20 investment
companies (consisting of 93 portfolios) for which
UBS Global AM—Americas region or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

19

Term of
office† and
	Position(s) held	length of
Name, address and age	with the Trust	time served	Principal occupation(s) during past 5 years
Tammie Lee*; 36	Vice President	Since 2005	Ms. Lee is a director and associate general
	and Assistant		counsel of UBS Global AM—Americas
	Secretary		region (since 2005). Prior to joining UBS Global
AM—Americas region, she was vice president
and counsel at Deutsche Asset
Management/Scudder Investments from 2003 to
2005. Prior to that she was assistant vice
president and counsel at Deutsche Asset
Management/Scudder Investments from 2000 to
2003. Ms. Lee is a vice president and assistant
secretary of 20 investment companies (consisting
of 93 portfolios) for which UBS Global AM—
Americas region or one of its affiliates serves as
investment advisor, sub-advisor or manager.

Joseph McGill*; 44	Vice President	Since 2004	Mr. McGill is managing director (since
	and Chief		2006) and chief compliance officer at UBS
	Compliance		Global AM—Americas region (since 2004).
	Officer		Prior to joining UBS Global AM—Americas
region, he was assistant general counsel at J.P.
Morgan Investment Management (from 1999 to
2003). Mr. McGill is a vice president and chief
compliance officer for 20 investment companies
(consisting of 93 portfolios) for which UBS Global
AM—Americas region or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Nancy Osborn*; 41	Vice President and	Since 2007	Mrs. Osborn is an associate director and a
	Assistant Treasurer		senior manager of the US Mutual Fund Treasury
Administration Department of UBS Global AM—
Americas region (since 2007). Prior to joining UBS
Global AM—Americas region, she was an
Assistant Vice President with Brown Brothers
Harriman since April 1996. Mrs. Osborn is a vice
president and assistant treasurer of 20 investment
companies (consisting of 93 portfolios) for which
UBS Global AM—Americas regions or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

Eric Sanders*; 41	Vice President and	Since 2005	Mr. Sanders is a director and associate
	Assistant Secretary		general counsel of UBS Global AM—Americas
region (since 2005). From 1996 until June 2005,
he held various positions at Fred Alger &
Company, Incorporated, the most recent being
assistant vice president and associate general
counsel. Mr. Sanders is a vice president and
assistant secretary of 20 investment companies
(consisting of 93 portfolios) for which UBS Global
AM—Americas region or one of its affiliates
serves as Investment advisor, sub-advisor or
manager.

20

Term of
office† and
	Position(s) held	length of
Name, address and age	with the Trust	time served	Principal occupation(s) during past 5 years
Andrew Shoup*; 50	Vice President	Since 2006	Mr. Shoup is a managing director and
	and Chief		senior member of the Global Treasury
	Operating Officer		Administration department of UBS Global AM—
Americas region (since July 2006). Prior to joining
UBS Global AM—Americas region, he was Chief
Administrative Officer for the Legg Mason Partner
Funds (formerly Smith Barney, Salomon Brothers,
and CitiFunds mutual funds) from November
2003 to July 2006. Prior to that, he held various
positions with Citigroup Asset Management and
related Companies with their domestic and
offshore mutual funds since 1993. Additionally,
he has worked for another mutual fund complex
as well as spending eleven years in public
accounting. Mr. Shoup is a Vice President and
Chief Compliance Officer of 20 investment
companies (consisting of 93 portfolios) for which
UBS Global AM—Americas region or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

Kai R. Sotorp**; 48	President	Since 2006	Mr. Sotorp is the Head of the Americas
for UBS Global Asset Management (since 2004);
a member of the UBS Group Managing Board
(since 2003) and a member of the UBS Global
Asset Management Executive Committee (since
2001). Prior to his current role, Mr. Sotorp was
Head of UBS Global Asset Management—Asia
Pacific (2002–2004), covering Australia, Japan,
Hong Kong, Singapore and Taiwan; Head of UBS
Global Asset Management (Japan) Ltd.
(2001–2004) and Representative Director and
President of UBS Global Asset Management
(Japan) Ltd. (2000–2004). Mr. Sotorp is President
of 20 investment companies (consisting of 93
portfolios) for which UBS Global Asset
Management—Americas region or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

21

Term of
office† and
	Position(s) held	length of
Name, address and age	with the Trust	time served	Principal occupation(s) during past 5 years
Keith A. Weller*; 45	Vice President	Since 2004	Mr. Weller is an executive director and
	and Assistant		senior associate general counsel of UBS
	Secretary		Global AM—Americas region (since 2005) and
has been an attorney with affiliated entities since
1995. Mr. Weller is a vice president and assistant
secretary of 20 investment companies (consisting
of 93 portfolios) for which UBS Global AM—
Americas region or one of its affiliates serves as
investment advisor, sub-advisor or manager.

† Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

* This person’s business address is 51 West 52nd Street, New York, NY 10019-6114.

** This person’s business address is One North Wacker Drive, Chicago, IL 60606.

22

Aggregate dollar range of equity securities in
all registered investment companies overseen
by trustee for which UBS Global AM or
	Dollar range of equity	an affiliate serves as Investment Advisor,
Independent trustee	securities in Trust†	Sub-Advisor or Manager†
Walter E. Auch	None	$50,001 – $100,000
Adela Cepeda	None	$10,001 – $50,000
Frank K. Reilly	None	over $100,000
Edward M. Roob	None	over $100,000
J. Mikesell Thomas	None	None

† Information regarding ownership is as of December 31, 2006.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1–10,000; (iii) $10,001–$50,000; (iv) $50,001–$100,000; or (v) over $100,000.

Information about independent trustee ownership of securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US)
As of December 31, 2006, the Independent Trustees did not own any securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US).

Compensation table
	Annual
	aggregate
	compensation	Pension or	Total
	from UBS	retirement	compensation
	Global AM on	benefits accrued	for the Trust and
	behalf of the	as part of fund	Fund Complex
Name and position held	Trust[1]	expenses	paid to trustees[2]

Walter E. Auch, Trustee	$11,477	N/A	$110,076

Adela Cepeda, Trustee	$11,028	N/A	$117,300

Frank K. Reilly, Trustee	$10,923	N/A	$118,724

Edward M. Roob, Trustee	$9,730	N/A	$110,202

J. Mikesell Thomas, Trustee	$11,211	N/A	$118,550

1	Represents aggregate annual compensation paid by UBS Global AM on behalf of the Trust to each Trustee indicated for the fiscal year ended December 31, 2006.

2	This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered investment companies with regard to Mr. Auch) managed by UBS Global AM or an affiliate for the fiscal year ending December 31, 2006.

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No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust.

Each Independent Trustee receives, in the aggregate from the UBS Global AM family of funds for his or her service to four registered investment companies (three with respect to Mr. Auch) and one unregistered investment company (with respect to Mr. Auch, Mr. Reilly and Mr. Roob only) managed by UBS Global AM, an annual retainer of $40,000 for serving as a Board member, a $5,000 retainer for serving as an Audit Committee member, and a $5,000 retainer for serving as a Nominating, Compensation and Governance Committee member. In addition, the chairman of the Board, for serving as chairman of the Board, and the chairman of the Audit Committee, for serving as chairman of the Audit Committee, receive, in the aggregate from the UBS Global AM family of funds for his or her service to four registered investment companies and one unregistered investment company (with respect to Mr. Reilly only) managed by UBS Global AM, an annual retainer of $10,000 and $5,000, respectively. The foregoing fees will be allocated among all such funds as follows: (i) one-half of the expense will be allocated pro rata based on the funds’ relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense will be allocated equally according to the number of such funds (i.e., expenses divided by number of funds). Each Independent Trustee will receive $300 per Fund for each regular Board meeting (and each in-person special meeting) actually attended from the Trust. In addition, each Independent Trustee will receive $200 and $100 per Fund, respectively, for each Audit Committee meeting and Nominating Committee meeting actually attended from the Trust. The Trust reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings. UBS Global AM pays all fees to the Independent Trustees on behalf of the Trust.

Each Trustee sits on the Trust’s Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met four times during the fiscal year ended December 31, 2006.

Each Trustee sits on the Trust’s Nominating, Compensation and Governance Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Board member compensation and recommend any changes to the Independent members as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust’s outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter Auch, care of the Secretary of the Trust at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606 and indicate on the envelope “Nominating Committee.” The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

The Nominating, Compensation and Governance Committee met twice during the fiscal year ended December 31, 2006.

There is not a separate Investment Committee. Items pertaining to this Committee are submitted to the full Board.

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Principal holders and management ownership of securities
As of April 2, 2007, none of the Trustees or officers of the Fund beneficially owned any of the outstanding shares of the Fund.

As of April 2, 2007, management is not aware of any person who beneficially owns 5% or more of the Fund’s shares.

Investment advisory, administration, principal underwriting and other service arrangements

Advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), with its principal office located at One North Wacker Drive, Chicago, Illinois 60606, manages the assets of the Fund pursuant to its investment advisory agreement with the Trust on behalf of the Fund (the “Agreement”). UBS Global AM is the Fund’s investment advisor and administrator. UBS Global AM is an investment management firm managing approximately $150.4 billion, as of December 31, 2006, primarily for institutional pension and profit sharing funds. UBS Global AM is an indirect, wholly owned subsidiary of UBS and a member of the UBS Global Asset Management Division, which had approximately $709.9 billion in assets under management as of December 31, 2006.

Pursuant to its Agreement with the Trust, on behalf of the Fund, UBS Global AM does not receive a fee from the Fund for providing investment advisory services. Although the Fund does not compensate UBS Global AM directly for its services under the Agreement, UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM or certain other programs advised or sub-advised by UBS Global AM or its affiliates. UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well as the following expenses: (1) the fees and expenses of the Trust’s Non-Interested Trustees; (2) the salaries and expenses of any of the Trust’s officers or employees who are not affiliated with UBS Global AM; (3) interest expenses; (4) taxes and governmental fees; (5) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (6) auditing and legal costs; (7) insurance premiums; (8) fees and expenses of the Trust’s custodian, administrative and transfer agent and any related services; (9) expenses of obtaining quotations of the Fund’s portfolio securities and of pricing the Fund’s shares; (10) expenses of maintaining the Trust’s legal existence and of shareholders’ meetings; (11) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (12) fees and expenses of membership in industry organizations.

In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by UBS Global AM of its obligations and duties under the Agreement, UBS Global AM shall not be subject to any liability whatsoever to the Fund, or to any shareholder of the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Agreement, including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Fund. The Agreement terminates automatically upon its assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund’s outstanding voting securities, on 60 days’ written notice to UBS Global AM or by UBS Global AM on 60 days’ written notice to the Trust.

Portfolio manager. UBS Global AM’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Elbridge Gerry is the lead portfolio manager for the Fund.

The following table provides information relating to other accounts managed by the portfolio manager as of December 31, 2006:

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	Registered investment		Other pooled investment		Other
	companies*		vehicles*		accounts*
		Assets		Assets		Assets
		managed		managed		managed
Portfolio manager	Number	(in millions)	Number	(in millions)	Number	(in millions)
Elbridge Gerry	4	$5,449	0	$0	11	$146

* None of these accounts had an advisory fee based on the performance of the account.

The portfolio management team’s management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing an approach that groups similar accounts characteristics and objectives. The Advisor manages accounts according to their respective objectives, including where possible, those accounts that have specific investment restrictions.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts and to attempt to align common characteristics such as duration.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

The compensation received by the portfolio managers at UBS Global AM, including Mr. Gerry, includes a base salary and incentive compensation as detailed below. UBS Global Asset Management’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management’s clients. Overall compensation can be grouped into three categories:

  Competitive salary, benchmarked to maintain competitive compensation opportunities.

  Annual bonus, tied to individual contributions and investment performance.

  UBS equity awards, promoting company-wide success and employee retention.

Base salary—is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses—are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals’ interests with those of UBS Global Asset Management’s clients. Each portfolio manager’s bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund’s broad-based index over a three-year rolling period. For purposes of the annual bonus, the Fund’s performance is compared to that of the Fund’s broad-based index, Lehman Brothers Municipal Bond Index.

UBS AG equity—Senior investment professionals may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

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Broader equity share ownership is encouraged for all employees through “Equity Plus.” This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus and/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm’s success, and helps to maximize its integrated business strategy.

As of the date of this SAI, Mr. Gerry does not own shares of the Fund.

Administrative, accounting, custody and transfer agency-related services
Administrative and accounting services. UBS Global AM serves as administrator to the Trust. As administrator, UBS Global AM supervises and manages all aspects of the Trust’s operations. Under the Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Trust, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Funds’ outstanding voting securities, on 60 days’ written notice to UBS Global AM, or by UBS Global AM on 60 days’ written notice to the Trust. UBS Global AM does not charge the Fund a fee for providing administrative services to the Fund.

The Trust, on behalf of the Fund, has entered into a Multiple Services Agreement among the Trust, UBS Global AM (US) and JPMorgan Chase Bank (“JPMorgan Chase”). As authorized under the Multiple Services Agreement, JPMorgan Chase has entered into an agreement with J.P. Morgan Investors Services Co. (“J.P. Morgan”), a corporate affiliate of JPMorgan Chase, under which J.P. Morgan provides accounting, portfolio valuation services and certain administrative services for the Fund. J.P. Morgan is located at 73 Tremont Street, Boston, MA 02108-3913. UBS Global AM (US) pays J.P. Morgan for the services that it provides under the Multiple Services Agreement. For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, $0 was paid to J.P. Morgan and accrued by UBS Global AM (US) for administrative and accounting services.

Custody services. JPMorgan Chase, located at 270 Park Avenue, New York, New York 10017, provides custodian services for the securities and cash of the Fund. The custody fee schedule is based primarily on the net amount of assets held during the period for which payment is being made plus a per-transaction fee for transactions during the period. UBS Global AM (US) pays JPMorgan Chase for the custodian services it provides to the Fund.

Transfer agency-related services. PFPC Inc. (“PFPC”), a subsidiary of PNC Bank, N.A., serves as the Fund’s transfer agent. UBS Global AM (not the Fund) pays PFPC for services it provides to the Fund. PFPC has delegated certain transfer agency-related services to UBS Financial Services. UBS Financial Services does not charge the Fund for the costs it incurs in providing these services. PFPC, the Fund’s transfer agent (not the Fund), pays UBS Financial Services for certain transfer agency-related services that PFPC has delegated to UBS Financial Services. PFPC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

Principal underwriting arrangements
UBS Global AM (US) (the “Underwriter”), with its principal office located at 51 West 52nd Street, New York, New York 10019-6114, acts as the principal underwriter of the shares of the Fund pursuant to a Principal Underwriting Contract with the Trust (“Principal Underwriting Contract”). The Principal Underwriting Contract requires the Underwriter to use its best efforts, consistent with its other businesses, to sell shares of the Fund.

Personal trading policies. The Trust, UBS Global AM and the Underwriter have adopted a Code of Ethics. The Code of Ethics establishes standards by which employees of UBS Global Asset Management (including all employees of the UBS Global AM and the Underwriter) (together, “Covered Persons”) must abide when engaging in personal securities trading conduct.

Under the Code of Ethics, Covered Persons are prohibited from: (i) knowingly buying, selling or transferring any security (subject to narrow exceptions) within five calendar days before or after that same security, or an equivalent security, is purchased or sold by the Fund; (ii) entering into a net short position with respect to any security that is held by the Fund; (iii) purchasing or selling futures (except currency forwards) that are not traded on an exchange, as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and (v) acquiring securities in an initial public offering (other than a new offering of a registered open-end investment company).

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In addition, Covered Persons must obtain prior written approval before purchasing, selling or transferring any security subject to certain exceptions listed in the Code of Ethics. Covered Persons and Trustees are required to file the following reports: (1)an initial holdings report disclosing all securities owned by the Covered Person or Interested Trustee and any securities accounts maintained by the Covered Person or Interested Trustee, which must be filed within ten days of becoming a Covered Person or Interested Trustee (Independent Trustees are not required to file this report); and (2) quarterly reports of security investment transactions and new securities accounts. Independent Trustees need only report a transaction in a security if such Trustee, at the time of the transaction, knew or should have known, in the ordinary course of fulfilling his official duties as a Trustee, that, during the 15-day period immediately preceding or after the date of the transaction by the Trustee, such security was purchased or sold by the Fund, or was being considered for purchase or sale by the Fund.

A copy of the Code of Ethics has been filed with and is available through the SEC.

Proxy voting policies. The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM. Following is a summary of UBS Global AM’s proxy voting policy.

The proxy voting policy of UBS Global AM is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM’s proxy voting policy.

When UBS Global AM’s view of a company’s management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM’s view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM: (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) believes that any contracts or structures which impose financial constraints on changes in control should require prior shareholder approval; (4) believes remuneration should be commensurate with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of the registered public accounting firm.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

You may obtain information about the Fund’s proxy voting decisions during the most recent 12-month period ended June 30, without charge, online on the Fund’s Web Site http://www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web Site (http://www.sec.gov/).

Portfolio holdings disclosure policies and procedures
Introduction. UBS Global AM and the Trust’s Board of Trustees have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the Fund (the “Disclosure Policy”). The Trust’s policy with respect to the release of portfolio holdings is to only release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund’s portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of the Disclosure Policy. A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the Fund’s Prospectus.

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The Disclosure Policy requires that the UBS Global AM Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the Fund’s portfolio holdings is for a legitimate business purpose and in the best interest of the Fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM Legal and Compliance Departments authorizing the disclosure of portfolio holdings. The UBS Global AM Legal and Compliance Departments will periodically review how the Fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates, fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the Fund’s shareholders.

The Trust’s Board of Trustees exercises continuing oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief Compliance Officer of the Trust of the Disclosure Policy, the Trust’s code of ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

Disclosure of complete portfolio holdings to service providers subject to confidentiality and trading restrictions. UBS Global AM, for legitimate fund business purposes, may disclose the Fund’s complete portfolio holdings if it deems such disclosure necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party’s custodian or transfer agent, as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, “Service Providers”) to UBS Global AM and/or the Fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written duty of confidentiality, including a duty not to trade on the basis of any material non-public information, pursuant to the terms of the service agreement between the Service Provider and the Trust or UBS Global AM, or the terms of a separate confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund’s shareholders, and the legitimate fund business purposes served by such disclosure. Disclosure of Fund complete portfolio holdings to a Service Provider must be authorized in writing by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or by an attorney in the UBS Global AM Legal Department.

Disclosure of complete portfolio holdings to UBS Global asset management affiliates and certain fiduciaries subject to confidentiality and trading restrictions. The Fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust, or an attorney in the UBS Global AM Legal and Compliance Departments, for legitimate fund business purposes within the scope of their official duties and responsibilities, and subject to such Affiliate/Fiduciary’s continuing duty of confidentiality and duty not to trade on the basis of any material non-public information, as such duties are imposed under the Trust’s and/or UBS Global AM’s Code of Ethics, the Fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to UBS Global AM’s Code of Ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment adviser, distributor, administrator, sub-administrator, transfer agent, custodian or securities lending agent to the Fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or the Fund; (iv) an investment adviser to whom complete portfolio holdings are disclosed for due diligence purposes when the adviser is in merger or acquisition talks with the Fund’s current adviser; and (v) a newly hired investment adviser or sub-adviser to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by the UBS Global AM Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

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Arrangements to disclose portfolio holdings to service providers and fiduciaries. As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the Trust has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:

  JP Morgan Chase Bank, the Fund’s Custodian, receives portfolio holdings information daily on a real-time basis.
  Ernst & Young LLP (“Ernst & Young”), the Fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young.

Disclosure of portfolio holdings to broker-dealers in the normal course of managing fund assets. An investment adviser, administrator or custodian for the Fund may, for legitimate fund business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the Fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material non-public information concerning the Fund’s portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM Legal and Compliance Departments. The Trust has not given its consent to any such use or disclosure and no person of UBS Global AM, including the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust, or an attorney in the UBS Global AM Legal and Compliance Departments, is authorized to give such consent except as approved by the Trust’s Board of Trustees. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

Disclosure of non-material information. Policies and procedures regarding disclosure of non-material information permit the officers of the Trust, UBS Global Asset Management Fund portfolio managers and senior officers of UBS Global AM Finance, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal Department (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of the Fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material non-public information.

An Approved Representative must make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis include: (i) the allocation of the Fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the stock and bond components of the Fund’s portfolio holdings and other investment positions; (iii) the attribution of Fund returns by asset class, sector, industry and country; and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Disclosure of portfolio holdings as required by applicable law. Fund portfolio holdings and other investment positions comprising the Fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Fund portfolio holdings: (i) in a filing or submission with the SEC or another regulatory body; (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case; (iii) in connection with a lawsuit; or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings).

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Prohibitions on disclosure of portfolio holdings. No person is authorized to disclose Fund portfolio holdings or other investment positions (whether online at www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Disclosure Policy. In addition, no person is authorized to make disclosure pursuant to the Disclosure Policy if such disclosure would be unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the Fund to any person who might otherwise be eligible to receive such information under the Disclosure Policy, or may determine to make such disclosures publicly as described above.

Prohibitions on receipt of compensation or other consideration. Neither UBS Global AM, the Fund nor any other person may pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the investment adviser or by any affiliated person of the investment adviser.

Portfolio transactions

UBS Global AM is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. UBS Global AM is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Fund paid $2,240, $14,495, and $13,799 respectively, in brokerage commissions.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to policies established by the Board of the Trust, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if UBS Global AM determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which UBS Global AM exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, UBS Global AM considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Fund or to UBS Global AM. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows UBS Global AM to supplement its own investment research activities and obtain the views and information of others prior to making investment decisions. UBS Global AM is of the opinion that, because this material must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Fund by supplementing UBS Global AM’s research.

UBS Global AM effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Fund effects its securities transactions may be used by UBS Global AM, or its affiliated investment advisers, in servicing all of their accounts; not all such services may be used in connection with the Fund. In the opinion of UBS Global AM, it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund). UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another account. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons

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responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of UBS Global AM, however, the results of such procedures will, on the whole, be in the best interest of each of the clients. For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Fund paid $0 in commissions, which related to $0 in transactions that were directed to persons or firms supplying investment information or research and brokerage services.

When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with UBS Global AM or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or UBS Global AM may act as an underwriter. The Fund may effect futures transactions through, and pay commissions to, FCMs who are affiliated with UBS Global AM or the Fund in accordance with procedures adopted by the Board. For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Fund did not pay any brokerage commissions to UBS Financial Services Inc. or any other affiliate of UBS Global AM.

Portfolio turnover
The Fund is free to dispose of its portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such turnover desirable in light of the Fund’s investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund’s investment objective. During the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the portfolio turnover rates for the Fund were 180%, 149%, and 156%, respectively.

The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. The rate of portfolio turnover shall be calculated by dividing: (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

Redemption information and other services

Additional redemption information. No notice need be given to shareholders if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund’s net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period with respect to any one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

The Fund may suspend redemption privileges or postpone the date of payment during any period: (1) when the New York Stock Exchange (the “NYSE”) is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholders’ cost, depending on the market value of the Fund’s portfolio at the time.

Service organizations. The Fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in “good form” in accordance with the policies of those service organizations. The Fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the Fund’s net asset value next computed after receipt of the order by the service organizations or their agents.

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Valuation of shares

The Fund determines its net asset value per share normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is open for trading every day (each such day a “Business Day”) except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by UBS Global AM as the primary market. Securities traded in the over-the-counter market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of UBS Global AM, the fair value of the security. Where those market quotations are not readily available or where UBS Global AM determines the price received does not adequately reflect the securities’ fair value, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you.

By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you.

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying US territorial obligations (including qualifying obligations of Puerto Rico, the US Virgin Islands and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

On January 6, 2006, the Kentucky Court of Appeals found, in a court case captioned Davis v. Dept. of Revenue, that the provision in Kentucky law which exempts from taxation interest income derived from Kentucky state and local obligations, but taxes such income when it is derived from non-Kentucky state and local obligations violates the Commerce Clause of the United States Constitution. The Kentucky Supreme Court denied discretionary review of the case on August 17, 2006. On November 9, 2006, the Kentucky Department of Revenue filed a petition requesting that the United States Supreme Court review the decision of the Kentucky Court of Appeals. The final outcome of Davis presently is unknown and it cannot be predicted whether similar cases will be filed in other jurisdictions. If a final adverse decision in the case is rendered, it could impact the tax status of the Fund’s distributions for state tax purposes and it could negatively impact the value of securities held by the Fund and, therefore, the value of the Fund’s shares.

Dividends from taxable income. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash

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or in additional shares. Because the Fund invests primarily in tax-exempt debt securities, it anticipates that none of the distributions will be treated as qualified dividends subject to reduced rates of taxation for individuals.

Distributions of capital gain. The Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by the Fund (after any reductions for capital loss carry-forwards) generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Returns of capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Information on the amount and tax character of distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary, tax-exempt or tax-preference income or capital gains, and as to non-US investors designate and distribute as interest-related dividends and short-term capital gains, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December to shareholders of record in such month but paid in January are taxed to you as if made in December.

Election to be taxed as a regulated investment company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Fund would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.

As stated above under the heading, “Investment Advisory, Administration, Principal Underwriting and Other Service Arrangements – Advisor”, UBS Global AM does not receive a fee from the Fund for providing investment advisory services, but UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM. In the opinion of Ropes & Gray LLP, special tax counsel to the Fund, based on certain assumptions and representations, this fee arrangement will not prevent the dividends paid by the Fund from qualifying for the dividends-paid deduction under section 561 of the Code. Investors should be aware that there is no authority on point, and that an opinion of counsel is not binding on the Internal Revenue Service (“IRS”). The IRS has expressed positions contrary to this opinion and therefore may well disagree with the opinion. If this fee arrangement caused the dividends paid by the Fund to not qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Fund would fail to qualify as a regulated investment company with the consequences described in the paragraph above.

Excise tax distribution requirements. As a regulated investment company, the Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end, as follows:

Required distributions—To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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Post-October losses—Because the periods for measuring a mutual fund’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a mutual fund that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the mutual fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, the Fund is permitted to elect to treat net capital losses realized between November 1 and December 31 of each year (‘‘post-October loss”) as occurring on the first day of the following tax year.

Sales, exchanges and redemption of fund shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a loss within six months of purchase—Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash sales—All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

US government securities. To the extent the Fund invests in certain US government obligations, dividends paid by the Fund to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Fund. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified dividend income for individuals. Because the Fund’s income is derived primarily from interest rather than dividends, none or a nominal part of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Dividends-received deduction for corporations. Because the Fund’s income is derived primarily from interest rather than dividends, none or a nominal part of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in complex securities. The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income, or defer losses, to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund. For example:

Derivatives—The Fund is permitted to invest in certain options and futures contracts. If it makes these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income), and to realize and distribute any resulting income and gains.

Tax straddles—The Fund’s investment in options and futures contracts could cause the Fund to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

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Credit default swap agreements—The Fund may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

Investments in securities of uncertain tax character. The Fund may invest in securities the US Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Alternative minimum tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

Treatment of interest on debt incurred to hold fund shares. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of status of securities as tax-exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Backup withholding. By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number,

  certify that this number is correct,

  certify that you are not subject to backup withholding, and certify that you are a US person (including a US resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special US tax certification requirements applicable to non-US investors are described under the “Non-US Investors” heading below.

Non-US investors. Non-US Investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to US withholding and estate tax and are subject to special US tax certification requirements. Non-US investors should consult their tax advisors about the applicability of US tax withholding and the use of the appropriate forms to certify their status.

In general—The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on US source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends, exempt-interest dividends and interest-related dividends as described below. However, notwithstanding such exemptions from US withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a US person.

Exempt interest dividends—Exempt-interest dividends from interest earned on municipal securities are not subject to US withholding tax.

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Capital gain dividends and short-term capital gain dividends—In general, capital gain dividends paid by the Fund from either long-term or short-term capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. With respect to short-term capital gain dividends designated by the Fund, intermediaries who have assumed tax reporting responsibilities on these distributions may not have fully developed systems that will allow these tax withholding benefits to be passed through to them.

Interest-related dividends—The Fund does not intend to designate or support the reporting of interest-related dividends. As a consequence, the Fund may withhold more US tax from dividends paid to non-US Investors than would otherwise be the case. In general, an ordinary dividend (or part thereof) designated by a regulated investment company as an interest-related dividend from qualified interest income are not subject to US withholding tax. “Qualified interest income” includes, in general, US source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.

Other—Ordinary dividends paid by the Fund to non-US investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to US withholding tax. If you hold your Fund shares in connection with a US trade or business, your income and gains will be considered effectively connected income and taxed in the US on a net basis, in which case you may be required to file a nonresident US income tax return. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

Investment in US real property. The Fund may invest in equity securities of corporations that invest in US real property, including Real Estate Investment Trusts (REITs). The sale of a US real property interest by the Fund, or by a REIT or US real property holding corporation in which the Fund invests, may trigger special tax consequences to the Fund’s non-US shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-US persons subject to US tax on disposition of a US real property interest as if he or she were a US person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as the Fund, as follows:

  The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and US real property holding corporations;

  You are a non-US shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution; and

  If these conditions are met, Fund distributions to you are treated as gain from the disposition of a US real property interest (USRPI), causing the distribution to be subject to US withholding tax at a rate of 35%, and requiring that you to file a nonresident US income tax return.

  In addition, even if you are a non-US shareholder that owns 5% or less of a class of shares of the Fund classified as a qualified investment entity, Fund Distributions to you attributable to gain realized by the Fund from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because the Fund expects to invest less than 50% of its assets at all times, directly and indirectly, in US real property interests, the Fund does not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

US estate tax— An individual who, at the time of death, is a non-US shareholder will nevertheless be subject to US federal estate tax with respect to shares at the graduated rates applicable to US citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from US estate tax may apply to stock in the Fund held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and

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before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Fund by a non-US shareholder who is a nonresident alien individual will not be subject to US federal gift tax. The tax consequences to a non-US shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-US shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

US tax certification rules—Special US tax certification requirements apply to non-US shareholders both to avoid US back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-US shareholder must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a US person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a US taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of US federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

This discussion of “Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

Other information

Voting rights. Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the Trustees of the Trust. The shares of the Fund will be voted together. The shares of each series of the Trust (such as the Fund) will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

Legal counsel. Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103-7098, is legal counsel to the Trust and the Independent Trustees. Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, serves as special tax counsel to the Trust.

Independent registered public accounting firm. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm for the Trust.

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Financial statements

The Fund’s Annual and Semiannual Reports to Shareholders for the periods ended December 31, 2006 and June 30, 2006, respectively, are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm (with respect to the Annual Report to Shareholders only) appearing therein are incorporated herein by reference.

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Appendix

Ratings information

Description of Moody’s municipal bond ratings
Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-1

Description of S&P municipal debt ratings
AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C, D. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. An obligation rated CC is currently highly vulnerable to nonpayment.

C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-2

Description of Moody’s ratings of short-term obligations
There are three categories for short-term obligations that define an investment grade situation. These are designated Moody’s Investment Grade as MIG 1 (best quality) through MIG-3. Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of a VRDO is designated as VMIG. When either the long- or short-term aspect or a VRDO is not rated, that piece is designated NR, e.g. Aaa/NR or NR/VMIG 1.

MIG ratings terminate at the retirement of the obligation, while a VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins or protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes favorable quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG. This designation denotes speculative quality. Debt Instruments in this category lack margins of protection.

Description of S&P’s ratings of state and municipal notes and other short-term loans:

A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making the assessment.

  Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

  Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1. Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3. Speculative capacity to pay principal and interest.

A-3

Description of short-term debt commercial paper ratings
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers (or supporting institutions) assigned this rating have an acceptable capacity for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not prime. Issuers assigned this rating do not fall within any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:

A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-4

You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The Fund and its principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the Fund in any jurisdiction where the Fund or its principal underwriter may not lawfully sell those shares.

©2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

Series T
Statement of additional information

April 30, 2007

51 West 52nd Street
New York, New York 10019-6114

Series T (the “Fund”) is a series of SMA Relationship TrustSM (the “Trust”).

UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or “Advisor”), an indirect wholly owned subsidiary of UBS AG (“UBS”), serves as the investment advisor and administrator for the Fund. UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), an indirect wholly owned subsidiary of UBS, serves as the principal underwriter of the Fund.

The Fund’s Annual and Semiannual Reports to Shareholders are incorporated by reference into this Statement of Additional Information (“SAI”). The Annual and Semiannual Reports accompany this SAI. You may obtain additional copies of the Fund’s Annual and Semiannual Reports without charge by calling toll-free 1-800-647 1568.

This SAI is not a prospectus and should be read only in conjunction with the Fund’s current Prospectus, dated April 30, 2007. A copy of the Prospectus may be obtained by calling toll-free 1-800-647 1568. This SAI is dated April 30, 2007.

SMA Relationship TrustSM and SMA*RT Shares are service marks of UBS AG.

The Fund and its investment policies

The Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as a Delaware statutory trust under Delaware law on December 3, 2002.

The Fund’s investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the Fund may be changed by the board of trustees of the Trust (the “Board”) without shareholder approval. As with other mutual funds, there is no assurance that the Fund will achieve its investment objective.

The fund’s investment objective is to maximize total return, consisting of income and capital appreciation. As of the date of this SAI, the Fund seeks to achieve its investment objective by investing in four underlying funds, UBS Corporate Bond Relationship Fund (“Corporate Bond Fund”), UBS U.S. Securitized Mortgage Relationship Fund (“Mortgage Fund”), UBS Opportunistic High Yield Relationship Fund (“High Yield Fund”) and UBS Emerging Markets Debt Relationship Fund or UBS Opportunistic Emerging Markets Debt Relationship Fund (each referred to as “Emerging Markets Fund”) (collectively, the “Underlying Funds”), and direct investments in certain non-dollar denominated debt securities. The Underlying Funds are series of UBS Relationship Funds (“URF Trust”) and are advised by UBS Global AM. Corporate Bond Fund generally invests its assets in investment grade US dollar denominated debt obligations of US and non-US corporations. Mortgage Fund generally invests its assets in investment grade mortgage-related and mortgage-backed securities of US issuers. High Yield Fund generally invests its assets in high yield, below investment grade fixed income securities of US and non-US issuers. Emerging Markets Fund generally invests its assets in investment grade and below investment grade debt securities and derivative instruments related thereto that are tied economically to emerging market countries.

Investment practices of the Fund and underlying funds

Cash equivalents. When unusual market conditions warrant, the Fund or an Underlying Fund may make substantial temporary defensive investments in cash equivalents up to a maximum exposure of 100% of the Fund’s or Underlying Fund’s assets. The Fund’s or an Underlying Fund’s investment in temporary defensive investments may affect such Fund’s ability to attain its investment objective.

The short-term debt securities in which the Fund or an Underlying Fund may invest include demand notes, bank instruments, commercial paper and floating rate instruments. Demand notes are securities issued with a maturity date but callable for repayment by the lender or the borrower at a predetermined interval. Bank instruments in which the Fund or an Underlying Fund may invest include bank loan participations, bank holding company commercial paper, deposits, bank notes and other bank related securities. Bank loan participations are loans sold by lending banks to investors. Bank holding company commercial paper is a form of short-term promissory note which is a direct obligation of a bank holding company. Deposits are obligations of a bank or its branches. Corporate commercial paper is a form of short-term promissory note issued by corporations primarily to finance short-term credit needs. Rates vary according to the credit standing of the issuers and money market conditions. Floating rate instruments are obligations with various final maturities and interest rates that are tied to other assorted market indices. The Fund and each Underlying Fund will not invest more than 15% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days’ notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable.

To the extent permitted by U.S. Securities and Exchange Commission (“SEC” or “Commission”) rules and regulations or exemptive relief granted by the SEC, the Fund or the Underlying Funds may invest cash in the UBS U.S. Cash Management Prime Relationship Fund series of URF Trust (the “URF Cash Series”) or the UBS U.S. Cash Management Prime Fund series of UBS Supplementary Trust (the “Supplementary Trust Series”) that is:

(a)	held for temporary defensive purposes;

(b)	not invested pending investment in securities;

(c)	set aside to cover an obligation or commitment of the Fund or the Underlying Funds to purchase securities or other assets at a later date;

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(d)	to be invested on a strategic management basis ((a)-(d) are herein referred to as “Uninvested Cash”); and

(e)	with respect to the Underlying Funds, collateral that the Underlying Funds receive from the borrowers of their portfolio securities in connection with the Underlying Funds’ securities lending program.

UBS Supplementary Trust is a privately offered investment pool that has retained the Advisor to manage the Supplementary Trust Series’ investments. The trustees of UBS Supplementary Trust and URF Trust also serve as Trustees of the Trust. The URF Cash Series and the Supplementary Trust Series each invest in US dollar denominated money market instruments having a dollar-weighted average maturity of 90 days or less.

Loans of portfolio securities. The Fund and the Underlying Funds may lend portfolio securities to broker-dealers and financial institutions provided the following conditions are satisfied: (1) the loan is secured continuously by collateral in the form of cash or US government securities marked-to-market daily and maintained in an amount at least equal to the current market value of the loaned securities; (2) after giving three business days’ notice the applicable Fund may call the loan and receive the securities loaned; (3) the applicable Fund will receive any interest or dividends paid on the loaned securities; (4) the aggregate market value of securities loaned by the applicable Fund will not at any time exceed 33 1/3% of the total assets of such Fund; and (5) the applicable Fund must pay only reasonable custodian fees in connection with the loan.

When loaning portfolio securities, the Fund or an Underlying Fund will initially require the borrower to provide such Fund with collateral in an amount at least equal to 102% of the current market value of the loaned securities with respect to US securities and 105% of the current market value of the loaned securities with respect to foreign securities. Thereafter, collateral will be maintained in an amount at least equal to 100% of the current market value of the loaned securities. Collateral will consist of cash, US government securities or other liquid assets permitted by the Commission. Loans of securities involve a risk that the borrower may fail to return the loaned securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Fund or the Underlying Funds or a delay in recovering the loaned securities. In addition, in the event of the bankruptcy of the borrower, the Fund or the Underlying Funds could experience delays in recovering the loaned securities or only recover cash or a security of equivalent value. Therefore, the Fund or an Underlying Fund will enter into portfolio securities loans only after a review of all pertinent facts by the Advisor and the lending agent, subject to the overall supervision by the Board or the Board of Trustees of the URF Trust (the “Underlying Fund Board”), as applicable. Such reviews will be monitored on an ongoing basis. In addition, the lending agent is obligated to replace the loaned securities with a like amount of securities of the same issuer, class and denomination in the event the loaned securities are not returned by a borrower in accordance with the arrangements between the borrower and the lending agent. Creditworthiness of the borrower will be monitored on an ongoing basis by the Advisor or the lending agent. Cash received through loan transactions may be invested in any security in which the Fund or an Underlying Fund is authorized to invest. Investing cash subjects that investment to market risk (i.e., capital appreciation or depreciation).

Borrowing. The Fund and the Underlying Funds are authorized to borrow money from time to time as a temporary measure for extraordinary purposes or to facilitate redemptions in amounts up to 33 1/3% of the value of such Fund’s total assets. The Fund and the Underlying Funds have no intention of increasing net income through borrowing. Any borrowing will be from a bank with the required asset coverage of at least 300%. In the event that such asset coverage falls below 300%, the Fund or an Underlying Fund will, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings will be at least 300%.

The use of borrowing by the Fund or an Underlying Fund involves special risks that may not be associated with other portfolios having similar objectives. Since substantially all the assets of the Fund and the Underlying Funds fluctuate in value while the interest obligations remain fixed, an increase or decrease of the asset value per share of a Fund will be greater than would be the case if a Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund or an Underlying Fund might have to sell portfolio securities in order to meet interest or principal payments, or to satisfy restrictions on borrowings, at a time when investment considerations would otherwise not favor such sales.

Repurchase agreements. The Fund and the Underlying Funds may enter into repurchase agreements with banks or broker-dealers. When the Fund or an Underlying Fund enters into a repurchase agreement, it purchases securities from

3

a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. The Fund or an Underlying Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund or the Underlying Fund and its counterparty.

As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Investment Company Act of 1940, as amended (the “1940 Act”), to be collateralized loans by the Fund or the Underlying Fund to the seller, secured by the securities transferred to the Fund or the Underlying Fund. In accordance with the 1940 Act, repurchase agreements will be fully collateralized, and the collateral will be marked-to-market daily. Any repurchase agreement held through a joint account with a remaining maturity of more than seven days will be considered illiquid and subject to the restriction that the Fund and each Underlying Fund may not invest more than 15% of the value of its net assets in illiquid securities.

In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Fund or an Underlying Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund or an Underlying Fund would be dependent upon intervening fluctuations of the market value of, and the accrued interest on, the underlying security. Although the Fund or an Underlying Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund or an Underlying Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

Reverse repurchase agreements. The Fund or the Underlying Funds may enter into reverse repurchase agreements with banks or broker-dealers. Reverse repurchase agreements involve sales of portfolio securities of the Fund or an Underlying Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund or an Underlying Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund or an Underlying Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved, and during the reverse repurchase period, continues to receive principal and interest payments on these securities. In connection with each reverse repurchase transaction, cash or other liquid assets will be designated for segregation in accordance with SEC positions in an amount equal to the repurchase price. Reverse repurchase agreements have the same risk characteristics as borrowing transactions of the Fund or an Underlying Fund.

Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund or an Underlying Fund may decline below the price of the securities the Fund or an Underlying Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s or an Underlying Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s or an Underlying Fund’s obligation to repurchase the securities.

Non-publicly traded securities, private placements and restricted securities. The Fund and the Underlying Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in unregistered or unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or an Underlying Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund or an Underlying Fund may be required to bear the expense of registration.

Rule 144A and illiquid securities. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund or an Underlying Fund

4

has valued the security. Some examples of illiquid securities are (i) securities purchased under Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”), (ii) over-the-counter options, and (iii) certain interest rate swaps. While maintaining oversight, the Board and the Underlying Fund Board have delegated to the Advisor the day-to-day function of determining whether or not Rule 144A Securities are liquid for purposes of the Fund’s and each Underlying Fund’s limitation on investments in illiquid assets. The Board and the Underlying Fund Board have instructed the Advisor to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the security can be sold within seven days at approximately the same amount at which it is valued by the Fund or an Underlying Fund; (ii) there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund or an Underlying Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings); (iii) at least two dealers make a market in the security; (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a “regular way” for the type of security at issue; (vi) for Rule 144A securities that are also exempt from registration under Section 3(c)(7) of the 1940 Act, there is a sufficient market of “qualified purchasers” to assure that it will remain marketable throughout the period it is expected to be held by the Fund or an the Underlying Fund; (vii) the issuer is a reporting company under the Securities Exchange Act of 1934, as amended; and (viii) the security is not in the same class as, or convertible into, any listed security of the issuer.

Although the Board and the Underlying Fund Board have delegated the day-to-day liquidity determination to the Advisor, each respective Board will continue to monitor and will periodically review the Advisor’s selection of Rule 144A Securities, as well as the Advisor’s determination as to their liquidity.

If the Advisor determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund’s or an Underlying Fund’s holdings of illiquid securities exceed such Fund’s applicable 15% limit on investment in such securities, the Advisor will determine what action shall be taken to ensure that the Fund or the Underlying Fund continues to adhere to such limitation. This may include disposing of illiquid assets, including illiquid Rule 144A Securities.

After the purchase of a Rule 144A Security, however, the Board or the Underlying Fund Board and the Advisor will continue to monitor the liquidity of that security to ensure that the Fund and each Underlying Fund has no more than 15% of its net assets invested in illiquid securities.

The Fund and each Underlying Fund will limit investments in securities that may not be sold to the public without registration under the Securities Act (“restricted securities”) to no more than 15% of such Fund’s net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Board or the Underlying Fund Board.

Fixed income securities. The Fund may invest in all types of fixed income securities of non-US issuers and each Underlying Fund may invest in all types of fixed income securities of US and non-US issuers, including governments and governmental entities and supranational issuers as well as corporations and other issuers. The Underlying Funds may purchase US dollar denominated securities that reflect a broad range of investment securities, qualities and sectors.

The Fund’s and each Underlying Fund’s non-US fixed income component, if any, will typically be invested in securities issued by governments, corporations and supranational entities. A supranational entity is an entity established or financially supported by national governments of two or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Intra-Development Bank, the Export-Import Bank and the Asian Development Bank.

Debt securities of emerging market issuers include securities issued by government and government-related entities (including participations in loans between governments and financial institutions), corporations and entities organized to restructure outstanding debt of issuers in emerging markets, or debt securities on which the return is derived primarily from other emerging market instruments.

Issuer location. The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether: the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a

5

particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country.

High yield/lower rated debt securities. The Fund and the Underlying Funds (except the Mortgage Fund) may invest a portion of their net assets, to varying extents, in convertible and other debt securities rated below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by Standard & Poor’s Ratings Group (“S&P”) or, if unrated, deemed to be of comparable quality by the Advisor (referred to herein as “below investment grade securities”). Ratings represent S&P’s and Moody’s respective opinions as to the quality of the debt securities they undertake to rate. However, the ratings are general and are not absolute standards of quality. Securities rated below “Baa3” by Moody’s and “BBB-” by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds.” These securities are considered to be of poor standing and predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the debt securities and involve major risk exposure to adverse conditions. Such securities are subject to a substantial degree of credit risk. Below investment grade securities held by the Fund or the Underlying Funds may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, below investment grade securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

Below investment grade securities generally offer a higher current yield than that available from higher-grade securities, but involve greater risk. In the past, the high yields from below investment grade securities have more than compensated for the higher default rates on such securities. However, there can be no assurance that the Fund or the Underlying Funds will be protected from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on below investment grade securities in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of below investment grade securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Past economic recessions have resulted in default levels with respect to such securities in excess of historic averages.

The value of below investment grade securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, below investment grade securities may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates.

Especially at such times, trading in the secondary market for below investment grade securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for below investment grade securities may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of below investment grade securities are concentrated among a smaller group of securities dealers and institutional investors.

In periods of reduced secondary market liquidity, below investment grade securities’ prices may become more volatile and the Fund’s or the Underlying Funds’ ability to dispose of particular issues when necessary to meet such Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, may be adversely affected.

Below investment grade securities frequently have call or redemption features which would permit an issuer to repurchase the securities from the Fund or the Underlying Funds. If a call were exercised by the issuer during a period of declining interest rates, the Fund or an Underlying Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to such Fund.

Besides credit and liquidity concerns, prices for below investment grade securities may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers. Such legislation may significantly depress the prices of outstanding below investment grade securities.

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Below investment grade securities issued by foreign issuers also entail greater risks than higher rated securities, including the risk of untimely interest and principal payments, default and price volatility. These securities may present problems of liquidity and valuation. A description of various bond ratings appears in the Appendix to this SAI.

Yield factors and credit ratings. The yield of a bond depends on a variety of factors, including general fixed income security market conditions, the financial condition of the issuer, the size of the particular offering, the maturity, credit quality and rating of the issue. The Fund and the Underlying Funds may invest in bonds with a broad range of maturities, based on the Advisor’s judgment of current and future market conditions as well as other factors, such as the Fund’s or the Underlying Funds’ liquidity needs. Generally, the longer the maturity of a bond, the higher the rate of interest paid and the greater the volatility.

Moody’s, S&P and other nationally recognized statistical rating agencies (“rating agencies”) are private services that provide ratings of the credit quality of bonds and certain other securities. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond’s value of its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond’s rating. Subsequent to a bond’s purchase by the Fund or an Underlying Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by such Fund. The Fund and the Underlying Funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

Duration. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates the bond’s yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by the Advisor in portfolio selection and yield curve positioning for the Fund’s or an Underlying Fund’s bond investments. Duration was developed as a more precise alternative to the concept “term to maturity.” Traditionally, a bond’s “term to maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until the scheduled final payment on the bond, taking no account of the pattern of payments prior to maturity.

Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

Duration allows the Advisor to make certain predictions as to the effect that changes in the level of interest rates will have on the value of the Fund’s or an Underlying Fund’s portfolio of bonds. For example, when the level of interest rates increases by 1%, a bond having a positive duration of three years generally will decrease by approximately 3%. Thus, if the Advisor calculates the duration of such Fund’s portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of the Fund’s or an Underlying Fund’s portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

An Underlying Fund’s investment in futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

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There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities’ interest rate exposure. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

Convertible securities. The Fund and the Underlying Funds may, to varying degrees, invest in convertible securities. Convertible securities are fixed income securities (i.e., a bond) or preferred stock, which may be exchanged for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. The provisions of any convertible security determine its seniority in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on the company’s assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on the company’s assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders. While providing a fixed income component (generally higher in yield than the income derivable from common stock but lower than the income afforded by a similar non-convertible security), a convertible security also enables the investor also to participate in capital appreciation should the market price of the underlying common stock rise.

Foreign investments. The Fund and each Underlying Fund (except the Mortgage Fund) may invest in securities of foreign issuers that are not publicly traded in the United States, and of governmental and supranational entities (entities established or financially supported by national governments of two or more countries to promote reconstruction or development).

Investing in foreign issuers involves risks, including those set forth in the Fund’s Prospectus that are not typically associated with investing in US issuers. There is generally less information available to the public about non-US issuers and less government regulation and supervision of non-US stock exchanges, brokers and listed companies. Non-US companies are not subject to uniform global accounting, auditing and financial reporting standards, practices and requirements. Securities of some non-US companies are less liquid and their prices more volatile than securities of comparable US companies. Securities trading practices abroad may offer less protection to investors. Settlement of transactions in some non-US markets may be delayed or may be less frequent than in the United States, which could affect the liquidity of the Fund or an Underlying Fund. Additionally, in some countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of securities, property or other assets of the Fund or an Underlying Fund, political or social instability, or diplomatic developments which could affect US investments in those countries. The Advisor will take these factors into consideration in managing the Fund’s or an Underlying Fund’s investments. Each Underlying Fund (except the Mortgage Fund) reserves the right to invest a substantial portion of its assets in one or more countries if economic and business conditions warrant such investments.

The securities of foreign issuers are frequently denominated in foreign currencies, and the Fund and the Underlying Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the Fund or an Underlying Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The US dollar market value of the Fund’s or an Underlying Fund’s investments and of dividends and interest earned by such Fund may be significantly affected by changes in currency exchange rates. The Underlying Funds (except the Mortgage Fund) may, but are not required to, enter into forward foreign currency exchange contracts, futures, options or swaps in order to hedge, or enhance returns from, portfolio holdings and commitments against changes in currency rates. Although an Underlying Fund may attempt to manage currency exchange rate risk, there is no assurance that the Underlying Fund will do so at an appropriate time or that it will be able to predict exchange rates accurately.

There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of the types of foreign securities purchased by the Fund or an Underlying Fund. Payment of such interest equalization tax, if imposed, would reduce such Fund’s rates of return on investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by US issuers.

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Risks of investing in emerging markets. The ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than US dollars, its ability to make debt payments denominated in US dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment.

The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or to repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer’s ability or willingness to service its debts in a timely manner.

The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a governmental issuer to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental issuer may default on its obligations. If such a default occurs, the Fund or an Underlying Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting country itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

Russian securities transactions. The Fund and the Emerging Markets Fund may invest in securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares in Russian companies is evidenced by entries in a company’s share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and the Fund or the Emerging Markets Fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Fund or the Emerging Markets Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent the Fund or the Emerging Markets Fund from investing in the securities of certain Russian companies deemed suitable by the Advisor and could cause a delay in the sale of Russian securities by such Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

In light of the risks described above, the Board and the Underlying Fund Board have approved certain procedures concerning the Fund’s and the Emerging Markets Fund’s investments in Russian securities. Among these procedures is a requirement that either Fund will not invest in the securities of a Russian company unless that issuer’s registrar has entered into a contract with the Fund’s or the Underlying Fund’s sub-custodian containing certain protective conditions including, among other things, the sub-custodian’s right to conduct regular share confirmations on behalf of such

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Fund. This requirement will likely have the effect of precluding investments in certain Russian companies that the Fund or the Emerging Markets Fund would otherwise make.

Structured securities. The Fund and the Underlying Funds may invest a portion of their assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow of the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund and the Underlying Funds anticipate investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund and the Underlying Funds are permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Thus, the Fund’s or an Underlying Fund’s investments in Structured Securities will be limited by such Fund’s prohibition on investing more than 15% of its net assets in illiquid securities.

Loan participations and assignments. The Fund and the Underlying Funds (except the Mortgage Fund) may invest in fixed rate and floating rate loans (“Loans”) arranged through private negotiations between an issuer and one or more financial institutions (“Lenders”). The Fund’s or an Underlying Fund’s investment in Loans is expected in most instances to be in the form of participations in loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties.

The Fund and an Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Fund and an Underlying Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of the Lender’s insolvency, the Lender’s servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Fund or an Underlying Fund will acquire Participations only if the Lender interpositioned between such Fund and the borrower is determined by the Advisor to be creditworthy. When the Fund or an Underlying Fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund or an Underlying Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Because there may be no liquid market for Participations and Assignments, the Fund and the Underlying Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and such Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund or an Underlying Fund to assign a value to these securities for purposes of valuing such Fund’s portfolio and calculating its net asset value. To the extent that the Fund or an Underlying Fund cannot dispose of a Participation or Assignment in the ordinary course of business within seven days at approximately the value at which it has valued the Participation or Assignment, it will treat the Participation or Assignment as illiquid and subject to its overall limit on illiquid investments of 15% of its net assets.

Brady bonds. The Fund and the Underlying Funds (except the Mortgage Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former US Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Nicaragua, Nigeria, Panama, Peru, the Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam. Brady

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Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the US dollar) and are actively traded in over-the-counter secondary markets.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. There can be no assurance that the Brady Bonds in which the Fund or an Underlying Fund invests will not be subject to restructuring or to requests for a new credit arrangement which may cause such Fund to suffer a loss of interest or principal in any of its holdings.

Mortgage-backed securities and mortgage pass-through securities. The Underlying Funds may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. The Fund may invest in such securities directly to the extent they are non-dollar denominated. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund and the Underlying Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see “Collateralized Mortgage Obligations”) and in other types of mortgage-related securities.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (“GNMA”) is backed by GNMA and the full faith and credit of the US government. These guarantees, however, do not apply to the market value of the Underlying Funds’ shares. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs.

Mortgage-backed securities issued by US government agencies or instrumentalities other than GNMA are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported by the issuer’s right to borrow from the US Treasury; while others, such as those issued by Fannie Mae, are supported only by the credit of the issuer. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.

Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities and reduce returns. The Fund or an Underlying Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund or an Underlying Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund or an Underlying Fund, the prepayment right of mortgagors may limit the increase in net asset value of such Fund, because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).
The Underlying Funds may invest in CMOs and REMICs. The Fund may invest in such securities directly to the extent they are non-dollar denominated. A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or Fannie Mae, and their income streams. The Fund and the Underlying Funds may also invest in CMO Floaters. A CMO Floater is a CMO where the coupon is reset each period at a specific spread over the London Interbank Offered Rate (“LIBOR”) rate of interest.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

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REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code of 1986, as amended (the “Code”). The Underlying Funds will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and income/discount thereon must be accounted for on the “catch-up method,” using a reasonable prepayment assumption under the original issue discount rules of the Code.

Other mortgage-related securities. The Fund and the Underlying Funds may invest in other mortgage-related securities. The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund’s and each Underlying Fund’s investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Asset-backed securities. The Underlying Funds may invest a portion of their assets in debt obligations known as “asset-backed securities.” The Fund may invest in such securities directly to the extent they are non-dollar denominated. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as “pass through certificates” or “collateralized obligations.” Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot adequately or in many cases, ever, be established.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issuance of asset-backed securities is generally based on historical credit information about the degree of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issuance of asset-backed securities.

When-issued securities. The Fund and the Underlying Funds may purchase securities offered on a “when-issued” or “delayed delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or delayed delivery securities take place at a later date. The Fund or an Underlying Fund does not earn interest on such securities it has committed to purchase until they are paid for and delivered on the settlement date. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund or the Underlying Fund will commit to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. When the Fund or an Underlying Fund commits to purchase securities on a when-issued or delayed-delivery basis it will designate cash or liquid securities on the books of its custodian, marked-to-market daily, in an amount to cover the commitment. At the time the Fund or an Underlying Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or delayed delivery securities may be more or less than the purchase price. The Advisor does not believe that the Fund or an Underlying Fund’s net asset value or income will be adversely affected by its purchase of securities on a when-issued or delayed delivery basis.

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Underlying Funds – investment policies and other information

The following supplements the information contained in the Prospectus and above concerning the investment policies of the Underlying Funds. Except as otherwise indicated in the Prospectus or the SAI, the Underlying Funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

Equity securities. The Underlying Funds (except the Mortgage Fund) may invest in a broad range of US dollar denominated equity securities of US and non-US issuers, including common stock of companies or closed-end investment companies, preferred stock, fixed income securities convertible into or exchangeable for common stock, securities, such as warrants or rights, that are convertible into common stock and sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) for those securities.

ADRs are receipts issued by a US bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs also represent securities of foreign issuers and are designated for use in European markets. A GDR represents ownership in a non-US company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of depositary receipts in respect of the deposited securities.

Inflation linked securities. Each Underlying Fund may, to varying degrees, invest in inflation linked securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation linked securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the US Treasury. The interest rate paid by TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (CPI). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS’ principal amount will not drop below its face amount at maturity. In exchange for the inflation protection, TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Other issuers of inflation linked debt securities include other US government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investment company securities. The Underlying Funds may invest in securities issued by open-end and closed-end investment companies. Under Section 12(d)(1) of the 1940 Act, an Underlying Fund’s investment in such securities, subject to certain exceptions, currently is limited to: (i) no more than 3% of the total voting stock of any one such investment company, (ii) no more than 5% of the Underlying Fund’s total assets invested in any one such investment company, and (iii) no more than 10% of the Underlying Fund’s total assets invested in other investment companies in the aggregate. Investments in the securities of other investment companies may involve duplication of certain fees and expenses.

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The URF Trust has received an exemptive order from the Commission which permits each Underlying Fund to invest its assets in securities of other series offered by the URF Trust or other affiliated investment companies to the extent permitted by the exemptive relief granted by the SEC. An Underlying Fund will invest in such series to the extent that the Advisor determines that it is more efficient for the Underlying Fund to gain exposure to a particular asset class through investment in a series of the URF Trust as opposed to investment directly in individual securities. Investments by an Underlying Fund in another series of the URF Trust may involve transaction costs, but not duplication of other fees and expenses, because the Advisor and other service providers will waive fees or reimburse expenses to avoid such duplication.

An Underlying Fund’s investments in any other series of the URF Trust, each of which invests primarily in one asset class (a “Core Series”), will be subject to the percentage limitations described above. To the extent that an Underlying Fund invests in the URF Trust’s other series (“Other Series”) and particular open-end investment companies other than the Core Series, the Underlying Fund will be subject to the percentage limitations described above and the Underlying Fund’s investments in such other investment companies will be aggregated with its investments in the Other Series for purposes of these limitations.

Exchange traded funds (“ETFs”). Subject to the limitations on investment in investment company securities (as described above under the heading “Investment Company Securities”), the Underlying Funds may invest in ETFs that are currently operational and that may be developed in the future. ETFs generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the investment. These securities generally bear certain operational expenses. To the extent the Underlying Funds invest in these securities, they must bear these expenses in addition to the expenses of their own operations.

Eurodollar securities. The Underlying Funds may invest in Eurodollar securities, which are fixed income securities of a US issuer or a foreign issuer that are issued outside the United States. Interest and dividends on Eurodollar securities are payable in US dollars.

Zero coupon and delayed interest securities. The Underlying Funds may invest in zero coupon or delayed interest securities which pay no cash income until maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and value at maturity. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay interest periodically. Current federal income tax law requires that a holder of a zero coupon or delayed interest security report as income each year the portion of the original issue discount on such security (other than tax-exempt original issue discount) that accrues that year, even though the holder receives no cash payments of interest during the year.

Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the US Treasury, and unmatured interest coupons and receipts for underlying principal (“coupons”) of US Treasury securities, which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the “corpus”) of the US Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and Certificate of Accrual on Treasuries (“CATs”). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in

14

trust on behalf of the owners thereof. The staff of the Commission does not consider such privately stripped obligations to be US government securities, as defined in the 1940 Act.

The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on US Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the US Treasury is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, an Underlying Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

When US Treasury securities have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the US Treasury sells itself. These stripped securities are also treated as zero coupon securities with original issue discount for federal tax purposes.

Pay-in-kind bonds. The Underlying Funds may invest in pay-in-kind bonds. Pay-in-kind bonds are securities which pay interest through the issuance of additional bonds. An Underlying Fund will be deemed to receive interest over the life of such bonds and be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Underlying Fund until the cash payment date or until the bonds mature.

To-be-announced securities. The Mortgage Fund may invest in to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a GNMA pass-through security, that is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Mortgage Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. When the Mortgage Fund commits to purchase a TBA, it will designate cash or liquid securities on the books of its custodian, marked-to-market daily, in an amount to cover the commitment. TBAs increase interest rate risks because the underlying mortgages maybe less favorable than anticipated by the Mortgage Fund.

Other investment vehicles available to the underlying funds. The Underlying Fund Board may, in the future, authorize an Underlying Fund to invest in securities other than those described herein or in the Prospectus, provided such investment would be consistent with the applicable Underlying Fund’s investment objective and would not violate any fundamental investment policies or restrictions applicable to such Underlying Fund. The investment policies described above, except for the discussion of percentage limitations with respect to portfolio lending transactions and borrowing, are not fundamental and may be changed by the Underlying Fund Board without the approval of the investors.

Investment practices available to the underlying funds. The Underlying Funds may buy and sell put and call options and may attempt to manage the overall risk of portfolio investments through hedging strategies, enhance income, or replicate a fixed income return by using swaps, options, or futures contracts. Hedging strategies may also be used in an attempt to manage the Underlying Funds’ average durations and other risks of the Underlying Funds’ investments which can affect fluctuations in the Underlying Funds’ net asset values. The Underlying Funds intend to use such investment practices at the discretion of the Advisor. A detailed discussion of these various investment practices, the limitations on the portion of the Underlying Funds’ assets that may be used in connection with these investment practices and the risks associated with such investment practices is included in the Appendix of this SAI.

Currency management. To manage exposure to currency fluctuations, the Emerging Markets Fund and the High Yield Fund may alter fixed income or money market exposures, enter into forward currency exchange contracts, buy or sell options, futures or options on futures relating to foreign currencies and purchase securities indexed to currency baskets. Each Fund may also, but is not required to, use these currency exchange techniques in the normal course of business to hedge against adverse changes in exchange rates in connection with purchases and sales of securities. Some of these strategies may require the Emerging Markets Fund and the High Yield Fund to segregate liquid assets in accordance with Commission positions to cover their obligations.

15

Credit-linked securities. The Underlying Funds may invest in credit-linked securities. Credit-linked securities are debt securities that represent an interest in a pool of, or are otherwise collateralized by, one or more corporate debt obligations or credit default swaps on corporate debt or bank loan obligations. Such debt obligations may represent the obligations of one or more corporate issuers. The Underlying Funds have the right to receive periodic interest payments from the issuer of the credit-linked security (usually the seller of the underlying credit default swap(s)) at an agreed-upon interest rate, and a return of principal at the maturity date.

The Underlying Funds bear the risk of loss of their principal investments, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security, in the event that one or more of the debt obligations underlying bonds or debt obligations underlying the credit default swaps go into default or otherwise become non-performing. Upon the occurrence of such a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring) with respect to an underlying debt obligation (which may represent a credit event of one or more underlying obligors), the Underlying Funds will generally reduce the principal balance of the related credit-linked security by the Underlying Funds’ pro rata interest in the par amount of the defaulted underlying debt obligation in exchange for the actual value of the defaulted underlying obligation or the defaulted underlying obligation itself, thereby causing the Underlying Funds to lose a portion of its investment. As a result, on an ongoing basis, interest on the credit-linked security will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity. To the extent a credit-linked security represents an interest in underlying obligations of a single corporate issuer, a credit event with respect to such issuer presents greater risk of loss to the Underlying Funds than if the credit-linked security represented an interest in underlying obligations of multiple corporate issuers.

In addition, the Underlying Funds bear the risk that the issuer of the credit-linked security will default or become bankrupt. In such an event, the Underlying Funds may have difficulty being repaid, or fail to be repaid, the principal amount of its investment and the remaining periodic interest payments thereon.

An investment in credit-linked securities also involves reliance on the counterparty to the swap entered into with the issuer to make periodic payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to the Underlying Funds as an investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of such securities such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

Most credit-linked securities are structured as Rule 144A securities so that they may be freely traded among institutional buyers. The Emerging Markets Fund will generally only purchase credit-linked securities that are determined to be liquid in accordance with the Emerging Markets Fund’s liquidity guidelines. However, the market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available or may not be reliable, and the Emerging Markets Fund could experience difficulty in selling such security at a price the investment manager believes is fair. In the event a credit-linked security is deemed to be illiquid, the Emerging Markets Fund will include such security in calculating its limitation on investments in illiquid securities.

The value of a credit-linked security will typically increase or decrease with any change in value of the underlying debt obligations, if any, held by the issuer and the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to the Emerging Markets Fund are based on amounts received in respect of, or the value of performance of, any underlying debt obligations specified in the terms of the relevant credit default swap, fluctuations in the value of such obligation may affect the value of the credit-linked security.

The collateral of a credit-linked security may be one or more credit default swaps, which are subject to additional risks. See the Appendix of this SAI for a description of additional risks associated with credit default swaps.

Limitations on futures and options transactions. The Trust and the URF Trust has filed a notice of eligibility for exclusion from the definition of “commodity pool operator” within the meaning provided in the Commodity Exchange Act (“CEA”) and regulations promulgated thereunder by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Underlying Funds intend to comply with Section 4.5 of the regulations under the CEA.

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Investment limitations of the Fund
Fundamental limitations. The investment limitations set forth below are fundamental policies and may not be changed by the Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation. The Fund may not:

(1)	Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

(2)	Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

(3)	Issue securities senior to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities up to 10% of the Fund’s net assets to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof;

(4)	Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

(5)	Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund’s assets, asset coverage of at least 300% is required;

(6)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares; and

(7)	Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued to or guaranteed by the US government or any of its agencies) (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

The Underlying Funds may have different fundamental and non-fundamental limitations from those of the Fund.

17

Organization of the Trust; trustees and officers;
principal holders and management ownership of securities

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and the Fund.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with UBS Global AM are listed below. None of the Trustees is an “interested person” (as defined in the 1940 Act) of the Trust. The Trustees may be referred to herein as “Independent Trustees.”

Independent trustees

Term of
		office(1)		Number of
	Position(s)	and length	Principal	portfolios in fund	Other
	held with	of time	occupation(s)	complex overseen	directorships
Name, address and age	Trust	served	during past 5 years	by trustee	held by trustee
Walter E. Auch(2); 86	Trustee	Since 2002	Mr. Auch is retired	Mr. Auch is a trustee	Mr. Auch is a Trustee
6001 N. 62nd Place			(since 1986).	of three investment	Director of Advisors Series
Paradise Valley, AZ 85253				companies (consisting	Trust (22 portfolios); Legg
				of 55 portfolios) for	Mason Partners Fund
				which UBS Global AM	Complex (23 portfolios);
				or one of its affiliates	Nicholas Applegate
				serves as investment	Institutional Funds
				advisor, sub-advisor	(14 portfolios); and
				or manager.	Chairman of the Board
of Sound Surgical
Technologies.

Adela Cepeda(2); 49	Trustee	Since 2004	Ms. Cepeda is	Ms. Cepeda is a	Ms. Cepeda is a director
A.C. Advisory, Inc.			founder and	director or trustee of	of the MGI Funds
161 No. Clark Street,			president of A.C.	four investment	(8 portfolios) (since 2005).
Suite 4975			Advisory, Inc.	companies (consisting
Chicago, Illinois 60601			(since 1995).	of 56 portfolios) for
which UBS Global
AM or one of its
affiliates serves as
investment advisor,
sub-advisor or
manager.

Frank K. Reilly(2); 71	Chairman	Since 2002	Mr. Reilly is a	Mr. Reilly is a director	Mr. Reilly is a Director of
Mendoza College	and Trustee		Professor at the	or trustee of four	Discover Bank; Morgan
of Business			University of Notre	investment companies	Stanley Trust, FSB and
University of			Dame (since 1982).	(consisting of 56	Morgan Stanley National
Notre Dame				portfolios) for which	Trust.
Notre Dame, IN				UBS Global AM or
46556-5649				one of its affiliates
serves as investment
advisor, sub-advisor
or manager.

Edward M. Roob(2); 72	Trustee	Since 2002	Mr. Roob is retired	Mr. Roob is a	None.
841 Woodbine Lane			(since 1993).	director or trustee of
Northbrook, IL 60002				four investment
companies (consisting
of 56 portfolios) for
which UBS Global AM
or one of its affiliates
serves as investment
advisor, sub-advisor
or manager.

18

Term of
		office(1)		Number of
	Position(s)	and length	Principal	portfolios in fund	Other
	held with	of time	occupation(s)	complex overseen	directorships
Name, address and age	Trust	served	during past 5 years	by trustee	held by trustee
J. Mikesell Thomas(2); 56	Trustee	Since 2004	Mr. Thomas is	Mr. Thomas is a	Mr. Thomas is a
Federal Home Loan			President and CEO	director or trustee of	director and chairman
Bank of Chicago			of the Federal Home	four investment	of the Audit Committee
111 East Wacker Drive			Loan Bank of Chicago	companies (consisting	for Evanston Northwestern
Chicago, Illinois 60601			(since 2004). Mr.	of 56 portfolios) for	Healthcare.
			Thomas was an	which UBS Global
			independent financial	AM or one of its
			advisor (2001-2004).	affiliates serves as
			He was managing	investment advisor,
			director of Lazard	sub-advisor or
			Freres & Co. (1995	manager.
to 2001).

(1)	Each Trustee holds office for an indefinite term.

(2)	Messrs. Auch, Reilly and Roob are also Independent Trustees of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act. Ms. Cepeda and Mr. Thomas are also Independent Trustees of UBS Private Portfolios Trust.

Officers
Term of
office† and
	Position(s) held	length of
Name, address and age	with the Trust	time served	Principal occupation(s) during past 5 years
Joseph Allessie*; 41	Vice President	Since 2005	Mr. Allessie is an executive director (since
	and Assistant		2007) and deputy general counsel (since
	Secretary		2005) at UBS Global Asset Management
(US) Inc. (“UBS Global AM (US)”) and UBS Global
AM (collectively, “UBS Global AM—Americas
region”). Prior to joining UBS Global AM—
Americas region, he was senior vice president and
general counsel of Kenmar Advisory Corp. (from
2004 to 2005). Prior to that Mr. Allessie was
general counsel and secretary of GAM USA Inc.,
GAM Investments, GAM Services, GAM Funds,
Inc. and the GAM Avalon Funds (from 1999 to
2004). Mr. Allessie is a vice president and
assistant secretary of 20 investment companies
(consisting of 93 portfolios) for which UBS Global
AM—Americas region or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Rose Ann Bubloski*; 39	Vice President	Since 2004	Ms. Bubloski is an associate director (since
	and Assistant		2003) and a senior manager (since 2004) of
	Treasurer		US Mutual Fund Treasury Administration
department of UBS Global AM—Americas
region. Ms. Bubloski is vice president and assistant
treasurer of 20 investment companies (consisting
of 93 portfolios) for which UBS Global AM—
Americas region or one of its affiliates serves as
investment advisor, sub-advisor or manager.

19

Term of
office† and
	Position(s) held	length of
Name, address and age	with the Trust	time served	Principal occupation(s) during past 5 years
Thomas Disbrow*; 41	Vice President,	Since 2000	Mr. Disbrow is an executive director (since
	Treasurer and	(Vice President)	2007) and head of US Mutual Fund Treasury
	Principal	and 2006	Administration department (since 2006) of
	Accounting	(Treasurer and	UBS Global AM—Americas region. Mr.
	Officer	Principal	Disbrow is vice president and treasurer of 20
		Accounting	investment companies (consisting of 93
		Officer),	portfolios) for which UBS Global AM—
		respectively	Americas region or one of its affiliates serves as
investment advisor, sub-advisor or manager.

Michael J. Flook*; 42	Vice President	Since 2006	Mr. Flook is an associate director and a
	and Assistant		senior manager of the US Mutual Fund
	Treasurer		Treasury Administration department of UBS
Global AM—Americas region (since 2006). Prior
to joining UBS Global AM—Americas region, he
was a senior manager with The Reserve (asset
management firm) from May 2005 to May 2006.
Prior to that he was a senior manager with PFPC
Worldwide since October 2000. Mr. Flook is a
vice president and assistant treasurer of 20
investment companies (consisting of 93
portfolios) for which UBS Global AM—Americas
region or one of its affiliates serves as investment
advisor, sub-advisor or manager.

Mark F. Kemper**; 49	Vice President	Since 1999	Mr. Kemper is general counsel of UBS Global
	and Secretary	and since	AM—Americas region (since 2004).
		2004,	Mr. Kemper is also a managing director of
		respectively	UBS Global AM—Americas region (since 2006).
He was deputy general counsel of UBS Global
AM from July 2001 to July 2004. He has been
secretary of UBS Global AM—Americas region
since 1999 and assistant secretary of UBS Global
Asset Management Trust Company since 1993.
Mr. Kemper is secretary of UBS Global AM—
Americas region (since 2004). Mr. Kemper is vice
president and secretary of 20 investment
companies (consisting of 93 portfolios) for which
UBS Global AM—Americas region or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

Joanne M. Kilkeary*; 39	Vice President	Since 2006	Ms. Kilkeary is an associate director (since
	and Assistant		2000) and a senior manager (since 2004) of
	Treasurer		the US Mutual Fund Treasury Administration
department of UBS Global AM—Americas
region. Ms. Kilkeary is a vice president and
assistant treasurer of 20 investment companies
(consisting of 93 portfolios) for which UBS Global
AM—Americas region or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

20

Term of
office† and
	Position(s) held	length of
Name, address and age	with the Trust	time served	Principal occupation(s) during past 5 years
Tammie Lee*; 36	Vice President	Since 2005	Ms. Lee is a director and associate general
	and Assistant		counsel of UBS Global AM—Americas
	Secretary		region (since 2005). Prior to joining UBS Global
AM—Americas region, she was vice president
and counsel at Deutsche Asset
Management/Scudder Investments from 2003 to
2005. Prior to that she was assistant vice
president and counsel at Deutsche Asset
Management/Scudder Investments from 2000 to
2003. Ms. Lee is a vice president and assistant
secretary of 20 investment companies (consisting
of 93 portfolios) for which UBS Global AM—
Americas region or one of its affiliates serves as
investment advisor, sub-advisor or manager.

Joseph McGill*; 44	Vice President	Since 2004	Mr. McGill is managing director (since 2006)
	and Chief		and chief compliance officer (since 2004) at
	Compliance Officer		UBS Global AM—Americas region. Prior to
joining UBS Global AM—Americas region, he
was assistant general counsel at J.P. Morgan
Investment Management (from 1999 to 2003).
Mr. McGill is a vice president and chief
compliance officer for 20 investment companies
(consisting of 93 portfolios) for which UBS Global
AM—Americas region or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Nancy Osborn*; 41	Vice President and	Since 2007	Mrs. Osborn is an associate director and a
	Assistant Treasurer		senior manager of the US Mutual Fund Treasury
Administration department of UBS Global AM—
Americas region (since 2007). Prior to joining UBS
Global AM—Americas region, she was an
Assistant Vice President with Brown Brothers
Harriman since April 1996. Mrs. Osborn is a vice
president and assistant treasurer of 20 investment
companies (consisting of 93 portfolios) for which
UBS Global AM—Americas region or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

21

Term of
office† and
	Position(s) held	length of
Name, address and age	with the Trust	time served	Principal occupation(s) during past 5 years
Eric Sanders*; 41	Vice President and	Since 2005	Mr. Sanders is a director and associate general
	Assistant Secretary		counsel of UBS Global AM—Americas region
(since 2005). From 1996 until June 2005, he held
various positions at Fred Alger & Company,
Incorporated, the most recent being assistant vice
president and associate general counsel. Mr.
Sanders is a vice president and assistant secretary
of 20 investment companies for which UBS
Global AM—Americas region or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

Andrew Shoup*; 50	Vice President	Since 2006	Mr. Shoup is a managing director and senior
	and Chief		member of the Global Treasury Administration
	Operating Officer		department of UBS Global AM—Americas region
(since July 2006). Prior to joining UBS Global
AM—Americas region, he was Chief
Administrative Officer for the Legg Mason Partner
Funds (formerly Smith Barney, Salomon Brothers,
and CitiFunds mutual funds) from November
2003 to July 2006. Prior to that, he held various
positions with Citigroup Asset Management and
related Companies with their domestic and
offshore mutual funds since 1993. Additionally, he
has worked for another mutual fund complex as
well as spending eleven years in public
accounting. Mr. Shoup is a Vice President and
Chief Compliance Officer of 20 investment
companies (consisting of 93 portfolios) for which
UBS Global AM—Americas region or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

Kai R. Sotorp**; 48	President	Since 2006	Mr. Sotorp is the Head of the Americas for UBS
Global Asset Management (since 2004); a
member of the UBS Group Managing Board
(since 2003) and a member of the UBS Global
Asset Management Executive Committee (since
2001). Prior to his current role, Mr. Sotorp was
Head of UBS Global Asset Management—Asia
Pacific (2002–2004), covering Australia, Japan,
Hong Kong, Singapore and Taiwan; Head of UBS
Global Asset Management (Japan) Ltd.
(2001–2004) and Representative Director and
President of UBS Global Asset Management
(Japan) Ltd. (2000–2004). Mr. Sotorp is President
of 20 investment companies (consisting of 93
portfolios) for which UBS Global Asset
Management—Americas region or one of its
affiliates serves as investment advisor, sub-advisor
or manager.

22

Term of
office† and
	Position(s) held	length of
Name, address and age	with the Trust	time served	Principal occupation(s) during past 5 years
Keith A. Weller*; 45	Vice President	Since 2004	Mr. Weller is an executive director and senior
	and Assistant		associate general counsel of UBS Global
	Secretary		AM—Americas region (since 2005) and has been
an attorney with affiliated entities since 1995. Mr.
Weller is a vice president and assistant secretary of
20 investment companies (consisting of 93
portfolios) for which UBS Global AM—Americas
region or one of its affiliates serves as investment
advisor, sub-advisor or manager.

†  Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

*  This person’s business address is 51 West 52nd Street, New York, NY 10019-6114.

** This person’s business address is One North Wacker Drive, Chicago, IL 60606.

23

Aggregate dollar range of equity securities in
all registered investment companies overseen
by Trustee For which UBS Global AM or
	Dollar range of equity	an affiliate serves as Investment Advisor,
Independent trustee	securities in Trust†	Sub-Advisor or Manager†
Walter E. Auch	None	$50,001 – $100,000
Adela Cepeda	None	$10,001 – $50,000
Frank K. Reilly	None	over $100,000
Edward M. Roob	None	over $100,000
J. Mikesell Thomas	None	None

† Information regarding ownership is as of December 31, 2006.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1–10,000; (iii) $10,001–$50,000; (iv) $50,001–$100,000; or (v) over $100,000.

Information about independent trustee ownership of securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US)
As of December 31, 2006, the Independent Trustees did not own any securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US).

Compensation table
	Annual
	aggregate	Pension or	Total
	compensation	retirement	compensation
	from UBS Global	benefits accrued	for the Trust and
	AM on behalf of	as part of Fund	Fund Complex
Name and position held	the Trust[1]	Expenses	paid to Trustees[2]

Walter E. Auch, Trustee	$11,477	N/A	$110,076

Adela Cepeda, Trustee	$11,028	N/A	$117,300

Frank K. Reilly, Trustee	$10,923	N/A	$118,724

Edward M. Roob, Trustee	$ 9,730	N/A	$110,202

J. Mikesell Thomas, Trustee	$11,211	N/A	$118,550

1	Represents aggregate annual compensation paid by UBS Global AM on behalf of the Trust to each Trustee indicated for the fiscal year ended December 31, 2006.

2	This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered investment companies with regard to Mr. Auch) managed by UBS Global AM or an affiliate for the fiscal year ending December 31, 2006.

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No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust.

Each Independent Trustee receives, in the aggregate from the UBS Global AM family of funds for his or her service to four registered investment companies (three with respect to Mr. Auch) and one unregistered investment company (with respect to Mr. Auch, Mr. Reilly and Mr. Roob) managed by UBS Global AM, an annual retainer of $40,000 for serving as a Board member, a $5,000 retainer for serving as an Audit Committee member, and a $5,000 retainer for serving as a Nominating, Compensation and Governance Committee member. In addition, the chairman of the Board, for serving as chairman of the Board, and the chairman of the Audit Committee, for serving as chairman of the Audit Committee, receive, in the aggregate from the UBS Global AM family of funds for his or her service to four registered investment companies and one unregistered investment company (with respect to Mr. Reilly only) managed by UBS Global AM, an annual retainer of $10,000 and $5,000, respectively. The foregoing fees will be allocated among all such funds as follows: (i) one-half of the expense will be allocated pro rata based on the funds’ relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense will be allocated equally according to the number of such funds (i.e., expenses divided by number of funds). Each Independent Trustee will receive $300 per Fund for each regular Board meeting (and each in-person special meeting) actually attended from the Trust. In addition, each Independent Trustee will receive $200 and $100 per Fund, respectively, for each Audit Committee meeting and Nominating Committee meeting actually attended from the Trust. The Trust reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings. UBS Global AM pays all fees owed to the Independent Trustees on behalf of the Trust.

Each Trustee sits on the Trust’s Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met four times during the fiscal year ended December 31, 2006.

Each Trustee sits on the Trust’s Nominating, Compensation and Governance Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Board member compensation and recommend any changes to the Independent members as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust’s outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter Auch, care of the Secretary of the Trust at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606 and indicate on the envelope “Nominating Committee.” The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

The Nominating, Compensation and Governance Committee met twice during the fiscal year ended December 31, 2006.

There is not a separate Investment Committee. Items pertaining to this Committee are submitted to the full Board.

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Principal holders and management ownership of securities
As of April 2, 2007, none of the Trustees or officers of the Fund beneficially owned any of the outstanding shares of the Fund.

As of April 2, 2007, management is not aware of any person who beneficially owns 5% or more of the fund’s shares.

Investment advisory, administration, principal underwriting and other service arrangements

Advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), with its principal office located at One North Wacker Drive, Chicago, Illinois 60606, manages the assets of the Fund pursuant to its investment advisory agreement with the Trust on behalf of the Fund (the “Agreement”). UBS Global AM is the Fund’s investment advisor and administrator. UBS Global AM is an investment management firm managing approximately $150.4 billion, as of December 31, 2006, primarily for institutional pension and profit sharing funds. UBS Global AM is an indirect, wholly owned subsidiary of UBS and a member of the UBS Global Asset Management Division, which had approximately $709.9 billion in assets under management as of December 31, 2006.

Pursuant to its Agreement with the Trust, on behalf of the Fund, UBS Global AM does not receive a fee from the Fund for providing investment advisory services. Although the Fund does not compensate UBS Global AM directly for its services under the Agreement, UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM or certain other programs advised or sub-advised by UBS Global AM or its affiliates. UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well as the following expenses: (1) the fees and expenses of the Trust’s Non-Interested Trustees; (2) the salaries and expenses of any of the Trust’s officers or employees who are not affiliated with UBS Global AM; (3) interest expenses; (4) taxes and governmental fees; (5) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (6) auditing and legal costs; (7) insurance premiums; (8) fees and expenses of the Trust’s custodian, administrative and transfer agent and any related services; (9) expenses of obtaining quotations of the Fund’s portfolio securities and of pricing the Fund’s shares; (10) expenses of maintaining the Trust’s legal existence and of shareholders’ meetings; (11) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (12) fees and expenses of membership in industry organizations.

In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by UBS Global AM of its obligations and duties under the Agreement, UBS Global AM shall not be subject to any liability whatsoever to the Fund, or to any shareholder of the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Agreement, including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Fund. The Agreement terminates automatically upon its assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund’s outstanding voting securities, on 60 days’ written notice to UBS Global AM or by UBS Global AM on 60 days’ written notice to the Trust.

Portfolio Manager. UBS Global AM’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. John A. Penicook is the lead portfolio manager for the Fund.

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The following table provides information relating to other accounts managed by Mr. Penicook* as of December 31, 2006:

	Registered	Other pooled
	investment	investment	Other
	companies	vehicles	accounts
Number of Accounts Managed	11	22	52
Number of Accounts Managed with
Performance-Based Advisory Fees	None	None	2
Assets Managed (in millions)	$4,139	$3,144	$11,378
Assets Managed with Performance-
Based Advisory Fees (in millions)	None	None	$420

*	As Global Head of Fixed Income, John Penicook oversees a number of Research and Portfolio Management teams around the world. These teams are not involved in the day-to-day portfolio management of the listed accounts.

The portfolio management team’s management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

The compensation received by the portfolio managers at UBS Global AM, including Mr. Penicook, includes a base salary and incentive compensation as detailed below. UBS Global Asset Management’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management’s clients. Overall compensation can be grouped into three categories:

  Competitive salary, benchmarked to maintain competitive compensation opportunities.
  Annual bonus, tied to individual contributions and investment performance.
  UBS equity awards, promoting company-wide success and employee retention.

Base salary—is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses—are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals’ interests with those of UBS Global Asset Management’s clients. Each portfolio manager’s bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund’s

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broad-based index over a three-year rolling period. For purposes of the annual bonus, the Fund’s performance is compared to that of the Fund’s broad-based index, Lehman Brothers U.S. Credit Index.

UBS AG equity—Senior investment professionals may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through “Equity Plus.” This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus and/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm’s success, and helps to maximize its integrated business strategy.

As of the date of this SAI, Mr. Penicook did not own shares of the Fund.

Administrative, accounting, custody and transfer agency-related services
Administrative and accounting services. UBS Global AM serves as administrator to the Trust. As administrator, UBS Global AM supervises and manages all aspects of the Trust’s operations. Under the Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Trust, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund’s outstanding voting securities, on 60 days’ written notice to UBS Global AM, or by UBS Global AM on 60 days’ written notice to the Trust. UBS Global AM does not charge the Fund a fee for providing administrative services to the Fund.

The Trust, on behalf of the Fund, has entered into a Multiple Services Agreement among the Trust, UBS Global AM (US) and JPMorgan Chase Bank (“JPMorgan Chase”). As authorized under the Multiple Services Agreement, JPMorgan Chase has entered into an agreement with J.P. Morgan Investors Services Co. (“J.P. Morgan”), a corporate affiliate of JPMorgan Chase, under which J.P. Morgan provides accounting, portfolio valuation services and certain administrative services for the Fund. J.P. Morgan is located at 73 Tremont Street, Boston, MA 02108-3913. UBS Global AM (US) pays J.P. Morgan for the services that it provides under the Multiple Services Agreement. For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, $0 was paid to J.P. Morgan and accrued by UBS Global AM (US) for administrative and accounting services.

Custody services. JPMorgan Chase, located at 270 Park Avenue, New York, New York 10017, provides custodian services for the securities and cash of the Fund. The custody fee schedule is based primarily on the net amount of assets held during the period for which payment is being made plus a per-transaction fee for transactions during the period. UBS Global AM (US) pays JPMorgan Chase for the custodian services it provides to the Fund. JPMorgan Chase Bank utilizes foreign subcustodians under procedures approved by the Board in accordance with applicable legal requirements.

Transfer agency-related services. PFPC Inc. (“PFPC”), a subsidiary of PNC Bank, N.A., serves as the Fund’s transfer agent. UBS Global AM (not the Fund) pays PFPC for services it provides to the Fund. PFPC has delegated certain transfer agency-related services to UBS Financial Services. UBS Financial Services does not charge the Fund for the costs it incurs in providing these services. PFPC, the Fund’s transfer agent (not the Fund), pays UBS Financial Services for certain transfer agency-related services that PFPC has delegated to UBS Financial Services. PFPC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

Principal underwriting arrangements
UBS Global AM (US) (the “Underwriter”), with its principal office located at 51 West 52nd Street, New York, New York 10019-6114, acts as the principal underwriter of the shares of the Fund pursuant to a Principal Underwriting Contract with the Trust (“Principal Underwriting Contract”). The Principal Underwriting Contract requires the Underwriter to use its best efforts, consistent with its other businesses, to sell shares of the Fund.

Personal trading policies. The Trust, the Underlying Funds, UBS Global AM and the Underwriter have adopted a Code of Ethics. The Code of Ethics establishes standards by which employees of UBS Global Asset Management

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(including all employees of the UBS Global AM and the Underwriter) (together, “Covered Persons”) must abide when engaging in personal securities trading conduct.

Under the Code of Ethics, Covered Persons are prohibited from: (i) knowingly buying, selling or transferring any security (subject to narrow exceptions) within five calendar days before or after that same security, or an equivalent security, is purchased or sold by the Fund; (ii) entering into a net short position with respect to any security that is held by the Fund; (iii) purchasing or selling futures (except currency forwards) that are not traded on an exchange, as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and (v) acquiring securities in an initial public offering (other than a new offering of a registered open-end investment company).

In addition, Covered Persons must obtain prior written approval before purchasing, selling or transferring any security subject to certain exceptions listed in the Code of Ethics. Covered Persons and Trustees are required to file the following reports: (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested Trustee and any securities accounts maintained by the Covered Person or Interested Trustee, which must be filed within ten days of becoming a Covered Person or Interested Trustee (Independent Trustees are not required to file this report); and (2) quarterly reports of security investment transactions and new securities accounts. Independent Trustees need only report a transaction in a security if such Trustee, at the time of the transaction, knew or should have known, in the ordinary course of fulfilling his official duties as a Trustee, that, during the 15-day period immediately preceding or after the date of the transaction by the Trustee, such security was purchased or sold by the Fund, or was being considered for purchase or sale by the Fund.

A copy of the Code of Ethics has been filed with and is available through the SEC.

Proxy voting policies. The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM. Following is a summary of UBS Global AM’s proxy voting policy.

The proxy voting policy of UBS Global AM is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM’s proxy voting policy.

When UBS Global AM’s view of a company’s management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM’s view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM: (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) believes that any contracts or structures which impose financial constraints on changes in control should require prior shareholder approval; (4) believes remuneration should be commensurate with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of the registered public accounting firm.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

You may obtain information about the Fund’s proxy voting decisions during the most recent 12-month period ended June 30, without charge, online on the Fund’s Web Site http://www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web Site (http://www.sec.gov/).

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Portfolio holdings disclosure policies and procedures
Introduction. UBS Global AM and the Trust’s Board of Trustees have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the Fund (the “Disclosure Policy”). The Trust’s policy with respect to the release of portfolio holdings is to only release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund’s portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of the Disclosure Policy. A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the Fund’s Prospectus.

The Disclosure Policy requires that the UBS Global AM Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the Fund’s portfolio holdings is for a legitimate business purpose and in the best interest of the Fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM Legal and Compliance Departments authorizing the disclosure of portfolio holdings. The UBS Global AM Legal and Compliance Departments will periodically review how the Fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates, fiduciaries, and broker-dealers, to ensure that such use is for legitimate business reasons and in the best interests of the Fund’s shareholders.

The Trust’s Board of Trustees exercises continuing oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief Compliance Officer of the Trust of the Disclosure Policy, the Trust’s code of ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

Disclosure of complete portfolio holdings to service providers subject to confidentiality and trading restrictions. UBS Global AM, for legitimate fund business purposes, may disclose the Fund’s complete portfolio holdings if it deems such disclosure necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party’s custodian or transfer agent, as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, “Service Providers”) to UBS Global AM and/or the Fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written duty of confidentiality, including a duty not to trade on the basis of any material non-public information, pursuant to the terms of the service agreement between the Service Provider and the Trust or UBS Global AM, or the terms of a separate confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund’s shareholders, and the legitimate fund business purposes served by such disclosure. Disclosure of Fund complete portfolio holdings to a Service Provider must be authorized in writing by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or by an attorney in the UBS Global AM Legal Department.

Disclosure of complete portfolio holdings to UBS Global Asset Management affiliates and certain fiduciaries subject to confidentiality and trading restrictions. The Fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust, or an attorney in the UBS Global AM Legal and Compliance Departments, for legitimate fund business purposes within the scope of their official duties and responsibilities, and subject to such Affiliate/Fiduciary’s continuing duty of confidentiality and duty not to trade on the basis of any material non-public information, as such duties are imposed under the Trust’s and/or UBS Global AM’s Code of Ethics, the Fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to UBS Global AM’s Code of Ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment adviser, distributor, administrator, sub-administrator, transfer agent, custodian or securities lending agent to the Fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or the Fund; (iv) an investment

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adviser to whom complete portfolio holdings are disclosed for due diligence purposes when the adviser is in merger or acquisition talks with the Fund’s current adviser; and (v) a newly hired investment adviser or sub-adviser to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by the UBS Global AM Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

Arrangements to disclose portfolio holdings to service providers and fiduciaries. As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the Trust has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:

  JP Morgan Chase Bank, the Fund’s Custodian, receives portfolio holdings information daily on a real-time basis.
  Ernst & Young LLP (“Ernst & Young”), the Fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young.

Disclosure of portfolio holdings to broker-dealers in the normal course of managing fund assets.
An investment adviser, administrator or custodian for the Fund may, for legitimate fund business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the Fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material non-public information concerning the Fund’s portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM Legal and Compliance Departments. The Trust has not given its consent to any such use or disclosure and no person of UBS Global AM, including the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust, or an attorney in the UBS Global AM Legal and Compliance Departments, is authorized to give such consent except as approved by the Trust’s Board of Trustees. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

Disclosure of non-material information. Policies and procedures regarding disclosure of non-material information permit the officers of the Trust, UBS Global Asset Management Fund portfolio managers and senior officers of UBS Global AM Finance, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal Department (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of the Fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material non-public information.

An Approved Representative must make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis include: (i) the allocation

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of the Fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the stock and bond components of the Fund’s portfolio holdings and other investment positions; (iii) the attribution of Fund returns by asset class, sector, industry and country; and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Disclosure of portfolio holdings as required by applicable law. Fund portfolio holdings and other investment positions comprising the Fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Fund portfolio holdings: (i) in a filing or submission with the SEC or another regulatory body; (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case; (iii) in connection with a lawsuit; or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings).

Prohibitions on disclosure of portfolio holdings. No person is authorized to disclose Fund portfolio holdings or other investment positions (whether online at www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Disclosure Policy. In addition, no person is authorized to make disclosure pursuant to the Disclosure Policy if such disclosure would be unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the Fund to any person who might otherwise be eligible to receive such information under the Disclosure Policy, or may determine to make such disclosures publicly as described above.

Prohibitions on receipt of compensation or other consideration. Neither UBS Global AM, the Fund nor any other person may pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the investment adviser or by any affiliated person of the investment adviser.

Portfolio transactions

UBS Global AM is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. UBS Global AM is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Fund paid $0 in brokerage commissions.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to policies established by the Board of the Trust, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if UBS Global AM determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which UBS Global AM exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, UBS Global AM considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Fund or to UBS Global AM. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows UBS Global AM to supplement its own investment research activities and obtain the views and information of others prior to making investment decisions. UBS Global AM is of the opinion that, because this material must be analyzed and reviewed by its

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staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Fund by supplementing UBS Global AM’s research.

UBS Global AM effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Fund effects its securities transactions may be used by UBS Global AM, or its affiliated investment advisers, in servicing all of their accounts; not all such services may be used in connection with the Fund. In the opinion of UBS Global AM, it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund). UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another account. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of UBS Global AM, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Fund paid $0 in commissions, which related to $0 in transactions that were directed to persons or firms supplying investment information or research and brokerage services.

When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with UBS Global AM or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or UBS Global AM may act as an underwriter. The Fund may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with UBS Global AM or the Fund in accordance with procedures adopted by the Board. For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Fund did not pay any brokerage commissions to UBS Financial Services Inc. or any other affiliate of UBS Global AM.

Portfolio turnover
The Fund is free to dispose of its portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such turnover desirable in light of the Fund’s investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund’s investment objective. During the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the portfolio turnover rates for the Fund were 15%, 19%, and 19%, respectively.

The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. The rate of portfolio turnover shall be calculated by dividing: (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

Redemption information and other services

Additional redemption information. No notice need be given to shareholders if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

The Fund may suspend redemption privileges or postpone the date of payment during any period: (1) when the New York Stock Exchange (the “NYSE”) is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholders’ cost, depending on the market value of the Fund’s portfolio at the time.

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Service organizations. The Fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in “good form” in accordance with the policies of those service organizations. The Fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the Fund’s net asset value next computed after receipt of the order by the service organizations or their agents.

Valuation of shares

The Fund determines its net asset value per share normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is open for trading every day (each such day a “Business Day”) except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by UBS Global AM as the primary market. Securities traded in the over-the-counter market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Shares of investment companies are valued at their offering price. Where market quotations are readily available portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of UBS Global AM, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of interest on any direct investments and distributions from the Underlying Funds. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays are taxable to you as ordinary income. Because the Fund and the Underlying Funds invest primarily in debt securities, the Fund anticipates that none of its distributions will be treated as qualified dividends subject to reduced rates of taxation for individuals.

Distributions of capital gain. The Fund, indirectly, through its investments in the Underlying Funds, or from its direct investment in securities, may derive capital gain or loss in connection with sales or other dispositions of portfolio securities. The Fund may also derive capital gains through its redemptions of shares in the Underlying Funds. Distributions by the Fund from net short-term capital gain will be taxable to you as ordinary income. Distributions by the Fund from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by the Fund (net of capital loss carryover) generally will be distributed by the Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Returns of capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

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Investments in foreign securities. The next three paragraphs describe tax considerations that are applicable to the investment by the Underlying Funds in foreign securities. These considerations also are applicable to the Fund on its direct investments.

Effect of foreign withholding taxes—An Underlying Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund’s distributions paid to you.

Effect of foreign debt investments and hedging on distributions—Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by an Underlying Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. The Fund’s share of these gains when distributed to you are taxable as ordinary income, and the Fund’s share of any losses reduce the Fund’s ordinary income otherwise available for distribution to you. THIS TREATMENT COULD INCREASE OR DECREASE THE FUND’S ORDINARY INCOME DISTRIBUTIONS TO YOU, AND MAY CAUSE SOME OR ALL OF THE FUND’S PREVIOUSLY DISTRIBUTED INCOME TO BE CLASSIFIED AS A RETURN OF CAPITAL.

PFIC securities—An Underlying Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When an Underlying Fund invests in PFIC securities, a mark-to-market election will be made with respect to the Fund’s indirect interest in such securities and the Fund will recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though the Underlying Fund has not sold the securities. In addition, if the Fund or Underlying Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Underlying Fund or the Fund may be subject to US federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on an Underlying Fund as the Fund in respect of deferred taxes arising from such distributions or gains.

Information on the amount and tax character of distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains and in the case of non-US shareholders the Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared by the Fund in December to shareholders of record in such month but paid in January are taxed to you as if made in December.

Election to be taxed as a regulated investment company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Fund would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of the Fund’s earnings and profits.

As stated above under the heading, “Investment Advisory, Administration, Principal Underwriting and Other Service Arrangements,” UBS Global AM does not receive a fee from the Fund for providing investment advisory services, but UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM. In the opinion of Ropes & Gray LLP, special tax counsel to the Fund, based on certain assumptions and representations, this fee arrangement will not prevent the dividends paid by the Fund from qualifying for the dividends-paid deduction under section 561 of the Code. Investors should be aware that there is no authority on point, and that an opinion of counsel is not binding on the Internal Revenue Service (“IRS”). The IRS has expressed positions contrary to this opinion and therefore may well disagree with the opinion. If this fee arrangement caused the dividends paid by the Fund to not qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Fund would fail to qualify as a regulated investment company with the consequences described in the paragraph above.

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Excise tax distribution requirements. As a regulated investment company, the Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end, as follows:

Required distributions—To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Post-October losses—Because the periods for measuring a mutual fund’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a mutual fund that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the mutual fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, the Fund is permitted to elect to treat net capital losses realized between November 1 and December 31 of each year (‘‘post-October loss”) as occurring on the first day of the following tax year.

Sales, exchanges and redemption of fund shares. If you are a taxable investor, sales, exchanges and redemptions of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a loss within six months of purchase—Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash sales—All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

US government securities. To the extent the Fund invests indirectly in US government obligations by investing in an Underlying Fund classified as a corporation that holds these obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified dividend income for individuals. Because the Fund’s and the Underlying Funds' income is derived primarily from interest rather than dividends, none or a nominal part of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Dividends-received deduction for corporations. Because the Fund’s and the Underlying Funds’ income is derived primarily from interest rather than dividends, none or a nominal part of the Fund’s distributions are expected to qualify for the corporate dividends-received deduction.

Investment in complex securities. The Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by an Underlying Fund, and in turn by the Fund, is treated as ordinary or capital. These rules could also accelerate the recognition of income to an Underlying Fund, and in turn to the Fund (possibly causing an Underlying Fund to sell securities to raise the cash on behalf of the Fund for necessary distributions). These rules could defer an Underlying Fund’s, and in turn the Fund’s, ability to recognize a loss, and, in limited cases, indirectly subject the Fund to US federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund. These rules also could apply to the Fund on its direct investment. For example:

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Derivatives—The Underlying Funds are permitted to invest in certain options, futures, forwards or foreign currency contracts. If the Underlying Funds make these investments, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Underlying Funds also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities purchased at discount—The Underlying Funds are permitted to invest in securities issued or purchased at a discount that could require it to accrue and distribute income not yet received. If it invests in these securities, the Underlying Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Tax straddles—The Underlying Funds’ investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Underlying Funds’ risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Underlying Funds could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Credit default swap agreements—The Underlying Funds may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent non-periodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Underlying Funds intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Underlying Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Underlying Fund to qualify as a regulated investment company may limit the extent to which the Underlying Fund will be able to engage in credit default swap agreements.

Investment in REMIC residual interests (excess inclusion income). The Underlying Funds may invest in residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”). The portion of an Underlying Fund’s income received from REMIC residual interests, either directly or through an investment in a real estate investment trust (“REIT”) that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by an Underlying Fund to the Fund and, in turn, to the Fund’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

Under these rules, an Underlying Fund, as well as the Fund, will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on unrelated business taxable income (“UBTI”). To the extent that Fund shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Fund expects that disqualified organizations own their shares. Because this tax is imposed at the Underlying Fund and Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Fund are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, the Fund must report excess inclusion income to shareholders in two cases:

  If the excess inclusion income received by the Fund from all sources exceeds 1% of the Fund’s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and
  If an Underlying Fund and, in turn, the Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund’s taxable year

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exceeded 3% of the REIT’s total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-US person, such shareholder would be subject to US federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.

Convertible debt—Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Investments in securities of uncertain tax character. The Underlying Fund or the Fund may invest in securities the US federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund or the Underlying Fund, it could affect the timing or character of income recognized by the Fund or the Underlying Fund, requiring the Underlying Fund or the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup withholding. By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a US person (including a US resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special US tax certification requirements applicable to non-US investors are described under the “Non-US Investors” heading below.

Non-US investors. Non-US investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to US withholding and estate tax and are subject to special US tax certification requirements. Non-US investors should consult their tax advisors about the applicability of US tax withholding and the use of the appropriate forms to certify their status.

In general—The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on US source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from US withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a US person.

Capital gain dividends and short-term capital gain dividends—In general, capital gain dividends paid by the Fund from either long-term or short-term capital gains (other than gain realized on disposition of US real property interests) are not

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subject to US withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. With respect to short-term capital gain dividends designated by the Fund, intermediaries who have assumed tax reporting responsibilities on these distributions may not have fully developed systems that will allow these tax withholding benefits to be passed through to them.

Interest-related dividends—The Fund does not intend to designate or support the reporting of interest-related dividends. As a consequence, the Fund may withhold more US tax from dividends paid to non-US Investors than would otherwise be the case. In general, an ordinary dividend (or part thereof) designated by a regulated investment company as an interest-related dividend from qualified interest income are not subject to US withholding tax. “Qualified interest income” includes, in general, US source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which an Underlying Fund or the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.

Other—Ordinary dividends paid by the Fund to non-US investors on the income earned on the Fund’s or an Underlying Fund’s portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to US withholding tax. If you hold your Fund shares in connection with a US trade or business, your income and gains will be considered effectively connected income and taxed in the US on a net basis, in which case you may be required to file a nonresident US income tax return. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

Investment in US real property. Certain Underlying Funds and the Fund may invest in equity securities of corporations that invest in US real property, including Real Estate Investment Trusts (REITs). The sale of a US real property interest by an Underlying Fund, the Fund, or by a REIT or US real property holding corporation in which an Underlying Fund or Fund invests, may trigger special tax consequences to the Fund’s non-US shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-US persons subject to US tax on disposition of a US real property interest as if he or she were a US person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as the Fund, as follows:

  The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and US real property holding corporations;
  You are a non-US shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution; and
  If these conditions are met, Fund distributions to you are treated as gain from the disposition of a US real property interest (USRPI), causing the distribution to be subject to US withholding tax at a rate of 35%, and requiring that you to file a nonresident US income tax return.
  In addition, even if you are a non-US shareholder that owns 5% or less of a class of shares of the Fund classified as a qualified investment entity, Fund Distributions to you attributable to gain realized by the Fund from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because the Fund expects to invest less than 50% of its assets at all times, directly and indirectly, in US real property interests, the Fund does not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

US estate tax— An individual who, at the time of death, is a non-US shareholder will nevertheless be subject to US federal estate tax with respect to shares at the graduated rates applicable to US citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from US estate tax may apply to stock in the Fund held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated

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outside the United States if held directly by the estate. Whether for this purpose a portfolio may look through to the exempt assets held by an Underlying Fund classified as a corporation is unclear. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Fund by a non-US shareholder who is a nonresident alien individual will not be subject to US federal gift tax. The tax consequences to a non-US shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-US shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

US tax certification rules—Special US tax certification requirements apply to non-US shareholders both to avoid US back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-US shareholder must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a US person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a US taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of US federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

This discussion of “Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

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Other information

Voting rights. Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the Trustees of the Trust. The shares of the Fund will be voted together. The shares of each series of the Trust (such as the Fund) will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

Legal counsel. Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103-7098, is legal counsel to the Trust and the Independent Trustees. Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, serves as special tax counsel to the Trust.

Independent registered public accounting firm. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm for the Trust.

Financial statements

The Fund’s Annual and Semiannual Reports to Shareholders for the periods ended December 31, 2006 and June 30, 2006, respectively, are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm (with respect to the Annual Report to Shareholders only) appearing therein are incorporated herein by reference.

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Appendix

Ratings information

Corporate debt ratings

Moody’s Investors Service, Inc. (“Moody’s”) describes classifications of corporate bonds as follows:

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group (“S&P”) describes classifications of corporate bonds as follows:

AAA. This is the highest rating assigned by Standard & Poor’s Ratings Group to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from the AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal.

CC. The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, or is expected to default upon maturity or payment date.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings Service describes international long-term credit ratings as follows:

Investment grade
AAA. Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative grade
BB. Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative.

  For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
  For individual obligations, ‘B’ ratings may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

  For issuers and performing obligations, ‘CCC’ ratings indicate that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
  For individual obligations, ‘CCC’ ratings may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), ‘R3’ (good) or ‘R4’ (average).

CC

  For issuers and performing obligations, ‘CC’ ratings indicate that default of some kind appears probable.
  For individual obligations, ‘CC’ ratings may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

  For issuers and performing obligations, ‘C’ ratings indicate that default is imminent.
  For individual obligations, ‘C’ ratings may indicate distressed or defaulted obligations with potential for below- average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD. Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D. Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

  failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
  the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or
  the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Description of Moody’s Ratings of short-term obligations
There are three categories for short-term obligations that define an investment grade situation. These are designated Moody’s Investment Grade as MIG 1 (best quality) through MIG-3. Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of a VRDO is designated as VMIG. When either the long- or short-term aspect or a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings terminate at the retirement of the obligation, while a VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins or protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes favorable quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG. This designation denotes speculative quality. Debt Instruments in this category lack margins of protection.

Description of short-term debt commercial paper ratings
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers (or supporting institutions) assigned this rating have an acceptable capacity for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime. Issuers assigned this rating do not fall within any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:

A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Investment practices
Set forth below is a discussion of various hedging and fixed income strategies that may be pursued by the Advisor on behalf of the Underlying Funds. The discussion herein is general in nature and describes hedging and fixed income strategies of the Underlying Funds. The Underlying Funds will not be obligated to pursue any of these investment strategies and make no representation as to the availability of these techniques at this time or at any time in the future.

The Underlying Funds may buy and sell put and call options traded on US or foreign exchanges or over-the-counter and may attempt to manage the overall risk of the portfolio investments through hedging strategies. The Underlying Funds may engage in certain options strategies involving securities, stock and fixed income indexes, and futures in order to attempt to enhance income or to hedge the Underlying Funds’ investments. The Underlying Funds also may use futures contracts (including interest rate futures contracts), non-deliverable forwards, and use options and futures contracts for hedging purposes or in other circumstances permitted by the Commodity Futures Trading Commission (“CFTC”). The foregoing instruments are sometimes referred to collectively as “Hedging Instruments” and certain special characteristics of and risks associated with using Hedging Instruments are discussed below. Hedging Instruments may also be used in an attempt to manage the Underlying Funds’ average duration and other investment risks which can affect fluctuations in the Underlying Funds’ net asset values.

In addition to the investment limitations of the Underlying Funds described herein, use of these instruments may be subject to applicable regulations of the Commission, the several options and futures exchanges upon which options and futures contracts are traded, and other regulatory authorities. In addition to the products, strategies and risks described herein, the Advisor may become aware of additional opportunities in connection with options, futures contracts, and other hedging techniques. The Advisor may utilize these opportunities to the extent that they are consistent with the Underlying Funds’ investment objectives and permitted by the Underlying Funds’ investment limitations and applicable regulatory authorities.

Options and futures can be volatile investments and may not perform as expected. If the Advisor applies a hedge at an inappropriate time or price trends are judged incorrectly, options, futures and similar strategies may lower the Underlying Fund’s return. Options and futures traded on foreign exchanges generally are not regulated by US authorities and may offer less liquidity and less protection to the Underlying Fund in the event of default by the other party to the contract. The Underlying Fund could also experience losses if the prices of its options or futures positions are poorly correlated with its other investments, or if it cannot close out its positions because of an illiquid secondary market. The loss from investing in futures transactions is potentially unlimited.

Cover for options and futures strategies. The Underlying Funds generally will not use leverage in their options and futures strategies. In the case of a transaction entered into as a hedge, the Underlying Funds will hold securities, or other options or futures positions whose values are expected to offset (“cover”) obligations under the transaction. An Underlying Fund will not enter into an option or a futures strategy that exposes the Underlying Fund to an obligation to another party unless it owns (1) an offsetting (“covered”) position in securities, or other options or futures contracts, or (2) cash or other liquid assets with a value sufficient at all times to cover its potential obligations. The Underlying Funds will comply with guidelines established by the Commission with respect to coverage of option and futures strategies by mutual funds and, if such guidelines so require, will segregate cash or other liquid assets in the amount prescribed. Securities or other options or futures positions used for cover and segregated securities cannot be sold or closed out while the option or futures strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Underlying Funds’ assets could impede fund management or the Underlying Funds’ ability to meet current obligations.

Option income and hedging strategies. The Underlying Funds may purchase and write (sell) options traded on a US exchange or over-the-counter.

The Underlying Funds may purchase call options on securities that the Advisor intends to include in the Underlying Funds’ portfolio in order to fix the cost of a future purchase. A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price at any time during a period ending on an agreed date. A call option enables a purchaser to hedge against an increase in the price of securities it ultimately wishes to buy or to take advantage of a rise in a particular index. Call options also may be purchased as a means of enhancing returns by, for example, participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Underlying Funds’ potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and an Underlying Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid.

The Underlying Funds may purchase put options on securities in order to attempt to hedge against a decline in the market value of securities held in their portfolios or to enhance return. A put option would enable the Underlying Funds to sell the underlying security at a predetermined exercise price; thus the potential for loss to the Underlying Funds below the exercise price would be limited to the option premium paid. If the market price of the underlying security were higher than the exercise price of the put option, any profit the Underlying Funds realize on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Underlying Funds may write covered call options on securities in which they may invest for hedging purposes or to increase income in the form of premiums received from the purchasers of the options. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the Underlying Funds will generally write covered call options on securities when the Advisor believes that the premium received by the Underlying Funds, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security. The strategy may also be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option less any transactional costs. Thus, in the event that the market price of the underlying security held by the Underlying Funds declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Underlying Funds. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Funds would be obligated to sell the security at less than its market value. The Underlying Funds would give up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding. In addition, the Underlying Funds could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase likely would be offset by an increase in the cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the securities’ current market value).

The Underlying Funds may, from time to time, write a call option that is not covered as indicated above but where the Fund will maintain, with its custodian for the term of the option, cash or other liquid assets with a value sufficient at all times to cover its potential obligations. While such an option would be “covered” with sufficient collateral to satisfy Commission prohibitions on issuing senior securities, this type of strategy would expose the Underlying Funds to the risks of writing uncovered options. When writing uncovered call options, the Underlying Funds are subject to the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the Underlying Funds’ loss could be significant.

In the case of over-the-counter options written by the Underlying Funds, such securities would also be considered illiquid. Similarly, assets used to “cover” over-the-counter options written by the Underlying Funds will be treated as illiquid unless the over-the-counter options are sold to qualified dealers who agree that an Underlying Fund may repurchase any over-the-counter options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The “cover” for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Underlying Funds may write put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the purchaser of options requiring the writer to make payment of the exercise price against delivery of the underlying security or take delivery. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Underlying Funds will realize income in the amount of the premium received. This technique could be used to enhance current return during periods when the Advisor expects that the price of the security will not fluctuate greatly. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premium received, in which case the Underlying Funds would expect to suffer a loss.

The Underlying Funds may purchase put and call options and write put and covered call options on indices in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns a value to the securities included in the index and fluctuates with changes in such values. An option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the “multiplier”). The indices on which options are traded include both US and non-US markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Underlying Funds invest.

The Underlying Funds may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put option purchased on the same security. The Underlying Funds would enter into a long straddle when the Advisor believes that it is likely that the price of the underlying security will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security. The Underlying Funds would enter into a short straddle when the Advisor believes that it is unlikely the price of the underlying security will be as volatile during the term of the options as the option pricing implies.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Underlying Funds will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of an Underlying Fund’s investment portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Underlying Funds will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Underlying Funds intend to purchase.

Options on a stock index futures contract give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date. If a put or call option which an Underlying Fund has written is exercised, the Underlying Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, an Underlying Fund’s losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. For example, an Underlying Fund will purchase a put option on an interest rate futures contract to hedge the Underlying Fund’s investment portfolio against the risk of rising interest rates.

Furthermore, with respect to options on futures contracts, an Underlying Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Special characteristics and risks of options trading. An Underlying Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If an Underlying Fund wishes to terminate its obligation to purchase or sell securities under a put or call option it has written, the Underlying Fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities or currencies under a call or put option it has purchased, an Underlying Fund may write an option of the same series as the option held; this is known as a closing sale transaction. Closing transactions essentially permit the Underlying Funds to realize profits or limit losses on options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security and the market value of the option.

In considering the use of options to enhance income or to hedge the or Underlying Funds’ investments, particular note should be taken of the following:

(1)	The value of an option position will reflect, among other things, the current market price of the underlying security, or index, the time remaining until expiration, the relationship of the exercise price, the term structure of interest rates, estimated price volatility of the underlying security, or index and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the Advisor’s ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the selected index.

(2)	Options normally have expiration dates of up to 90 days. The exercise price of the options may be below, equal to or above the current market value of the underlying securities, index or currencies. Purchased options that expire unexercised have no value. Unless an option purchased by the Underlying Funds is exercised or unless a closing transaction is effected with respect to that position, the Underlying Funds will realize a loss in the amount of the premium paid and any transaction costs.

(3)	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Underlying Funds intend to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such a market exists. Although the Underlying Funds will enter into over-the-counter options only with dealers that are expected to be capable of entering into closing transactions with the Underlying Funds, there can be no assurance that the Underlying Funds will be able to liquidate an over-the-counter option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Underlying Funds may be unable to liquidate an over-the-counter option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Underlying Funds would have to exercise those options which they have purchased in order to realize any profit. With respect to options written by the Underlying Funds, the inability to enter into a closing transaction may result in material losses to the Underlying Funds. For example, because the Underlying Funds must maintain a covered position with respect to any call option they write on a security, index, or future, the Underlying Funds may not sell the underlying security (or invest any cash, government securities or short-term debt securities used to cover an index option) during the period they are obligated under the option. This requirement may impair the Underlying Funds’ ability to sell the security or make an investment at a time when such a sale or investment might be advantageous.

(4)	Index options are typically settled in cash. If an Underlying Fund writes a call option on an index, the Underlying Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. In addition, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

(5)	Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, an Underlying Fund would not be able to close out options which it had purchased and the Underlying Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

(6)	If an Underlying Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall “out-of-the-money,” the Underlying Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although an Underlying Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

(7)	The Underlying Funds’ activities in the options markets may result in higher fund turnover rates and additional brokerage costs; however, the Underlying Funds may also save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

Investment limitations on options transactions. The ability of the Underlying Funds to engage in options transactions is subject to certain limitations. An Underlying Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 20% of such Underlying Fund’s total assets. An Underlying Fund will write call options only on a covered basis, which means that such Underlying Fund will own the underlying security subject to a call option at all times during the option period. The Underlying Funds may only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of each Underlying Fund’s total assets. With regard to the writing of call and put options, the Underlying Funds will limit the aggregate value of the obligations underlying such call and put options to 40% of each Underlying Fund’s total net assets. An Underlying Fund will at all times during which it holds a put option, own the security underlying the option. Each of the Underlying Funds will invest in over-the-counter options only to the extent consistent with the 15% of the Underlying Fund’s net assets limit on investments in illiquid securities.

Forward foreign currency contracts. The Corporate Fund and the Emerging Markets Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk. The Corporate Fund and the Emerging Markets Fund may enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, either Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. A Fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. A Fund may also enter into contracts with the intent of changing the relative exposure of the Fund’s portfolio of securities to different currencies to take advantage of anticipated changes in exchange rates.

The Corporate Fund and the Emerging Markets Fund may conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward contracts. The Corporate Fund and the Emerging Markets Fund may convert currency on a spot basis from time to time which will involve costs to such Fund. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the inter bank market conducted directly between currency traders, usually large commercial banks, and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. The Corporate Fund and the Emerging Markets Fund will account for these contracts by marking-to-market each day at current forward values.

Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, the Corporate Fund’s and the Emerging Markets Fund’s ability to utilize forward foreign currency exchange contracts may be restricted. The Corporate Fund and the Emerging Markets Fund will comply with guidelines established by the Commission with respect to coverage of forward contracts entered into by mutual funds and, if such guidelines so require, will segregate cash or other liquid assets in the amount prescribed. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. The Advisor, however, believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

At the maturity of a forward contract, the Corporate Fund and the Emerging Markets Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

At or before the maturity date of a forward contract requiring a Fund to sell a currency, the Fund may either sell the portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Corporate Fund and the Emerging Markets Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Corporate Fund and the Emerging Markets Fund of engaging in forward currency contracts will vary with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts will not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it will fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Non-deliverable forwards. The Underlying Funds may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between an Underlying Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Underlying Fund and the counterparty agree to net the settlement by making a payment in US dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When an Underlying Fund enters into a non-deliverable forward transaction, the Underlying Fund’s custodian will place assets in a segregated account (“Segregated Assets”) of the Fund in an amount not less than the value of the Underlying Fund’s total assets committed to the consummation of such non-deliverable forward transaction. If the additional Segregated Assets placed in the segregated account decline in value or the amount of the Underlying Fund’s commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Underlying Fund’s commitments under the non-deliverable forward agreement.

Since an Underlying Fund generally may only close out a non-deliverable forward transaction with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, an Underlying Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, an Underlying Fund will succeed in pursuing contractual remedies. The Underlying Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on the non-deliverable forward transaction. An Underlying Fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the US dollar or other currencies.

Futures contracts. Each Underlying Fund may enter into contracts for the purchase or sale for future delivery of securities or indices. Futures on securities may include interest rate futures, which are contracts for the purchase or sale for future delivery of a debt security. The purchase of a futures contract by the Underlying Fund represents the acquisition of a contractual right to obtain delivery of the securities called for by the contract at a specified price on a specified future date. When a futures contract is sold, the Underlying Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified future date. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Futures contracts are generally terminated by entering into offsetting transactions.

When an Underlying Fund enters into a futures transaction, it must deliver to the futures commission merchant (an “FCM”) selected by the Underlying Fund, an amount referred to as “initial margin.” The initial margin is required to be deposited in cash or government securities with an FCM. Minimum initial margin requirements are established by the futures exchange and FCMs may establish initial margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked-to-market daily. If a futures contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a “variation margin” to be held by the FCM, will be required. Conversely, a reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Underlying Funds.

The Underlying Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices, interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, an Underlying Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Underlying Funds. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Underlying Funds would increase at approximately the same rate, thereby keeping the net asset value of an Underlying Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Underlying Funds could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Underlying Funds could then buy debt securities on the cash market. The Underlying Funds may also enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and an Underlying Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.

To the extent that market prices move in an unexpected direction, the Underlying Funds may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if an Underlying Fund is hedged against the possibility of an increase in interest rates, which would adversely affect the price of securities held in its portfolio, and interest rates decrease instead, such Underlying Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Underlying Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that would reflect the rising market. An Underlying Fund may be required to sell securities at a time when it may be disadvantageous to do so.

In addition, when an Underlying Fund engages in futures transactions, to the extent required by the Commission, it will segregate assets in accordance with Commission positions to cover its obligations with respect to such contracts, which assets will consist of cash or other liquid assets from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin maintained by the Underlying Fund with respect to such futures contracts.

An Underlying Fund will enter into futures transactions on domestic exchanges and to the extent such transactions have been approved by the CFTC.

Swaps. The Underlying Funds may engage in swaps, including but not limited to, interest rate, currency, credit default and equity swaps and, the purchase or sale of related caps, floors, and collars, and other derivative instruments. To the extent that an Underlying Fund cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Underlying Fund has valued the swap, it will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of net assets. The Underlying Funds expect to enter into these transactions to preserve a return or spread on a particular investment or portion of their portfolios, as a technique for managing portfolio duration (i.e., the price sensitivity to changes in interest rates), or to protect against any increase in the price of securities the Underlying Funds anticipate purchasing at a later date, or to gain exposure to certain markets.

Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of an Underlying Fund will be less favorable than it would have been if this investment technique were not used. Swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to a swap defaults, an Underlying Fund’s risk of loss consists of the net amount of payments that the Underlying Fund is contractually entitled to receive. For federal income tax purposes, any payment received or due under a notional principal contract must be accounted for using the methodology the appropriate Treasury regulations prescribed.

Equity Swaps or other swaps relating to securities or other instruments are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate. The Underlying Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Underlying Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under the equity swap contracts may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, an Underlying Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Underlying Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The Underlying Funds may also enter into credit default swap agreements. The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Underlying Funds may either be the buyer or the seller in the transaction. If an Underlying Fund is a buyer and no credit event occurs, the Underlying Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Underlying Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Credit default involve greater risks than if the Underlying Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to Underlying Fund. When the Underlying Funds act as a seller of a credit default swap, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The Advisor and the Trust do not believe that an Underlying Fund’s obligations under swap contracts are senior securities and, accordingly, an Underlying Fund will not treat them as being subject to its borrowing or senior securities restrictions. However, the net amount of the excess, if any, of the Underlying Fund’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of cash or other liquid assets having an aggregate market value at least equal to the accrued excess will be segregated in accordance with Commission positions.

Structured notes. The Underlying Funds may invest in structured notes. Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate, or value at maturity of a specific asset, reference rate, or index (the “reference instrument”) or the relative change in two or more reference instruments. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments. Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The Fund and its principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the Fund in any jurisdiction where the Fund or its principal underwriter may not lawfully sell those shares.

©2007 UBS Global Asset Management (Americas) Inc.
All rights reserved.

                             SMA RELATIONSHIP TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)      Articles of Incorporation.

                  (1)      Registrant's Agreement and Declaration of Trust,
                           effective December 3, 2002, is incorporated herein by
                           reference to the Registrant's Initial Registration
                           Statement on Form N-1A as filed with the U.S.
                           Securities and Exchange Commission ("SEC") via EDGAR
                           on April 1, 2003.

                  (2)      Registrant's Certificate of Trust, as filed with the
                           State of Delaware on December 3, 2002, is
                           incorporated herein by reference to the Registrant's
                           Initial Registration Statement on Form N-1A as filed
                           with the SEC via EDGAR on April 1, 2003.

         (b)      By-Laws.

                  (1)      Registrant's By-laws, as approved by the Board of
                           Trustees on December 3, 2002, are incorporated herein
                           by reference to the Registrant's Initial Registration
                           Statement on Form N-1A as filed with the SEC via
                           EDGAR on April 1, 2003.

         (c)      Instruments Defining Rights of Security Holders.

                  See Article III, "Shares," and Article V, "Shareholders'
                  Voting Powers and Meetings," of the Registrant's Agreement and
                  Declaration of Trust, as incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A
                  as filed with the SEC via EDGAR on April 1, 2003.

                  See also, Article II, "Meetings of Shareholders," and Article
                  VII, "General Matters," of the Registrant's By-laws, as
                  incorporated herein by reference to the Registrant's Initial
                  Registration Statement on Form N-1A as filed with the SEC via
                  EDGAR on April 1, 2003.

         (d)      Investment Advisory Contracts.

                  (1)      Investment Advisory Agreement between the Registrant
                           and UBS Global Asset Management (US) Inc., on behalf
                           of Series M, dated October 8, 2003, is incorporated
                           herein by reference to the

                           Registrant's Registration Statement on Form N-1A as
                           filed with the SEC via EDGAR on October 8, 2003.

                  (2)      Investment Advisory Agreement between the Registrant
                           and UBS Global Asset Management (US) Inc., on behalf
                           of Series T, dated October 8, 2003, is incorporated
                           herein by reference to the Registrant's Registration
                           Statement on Form N-1A as filed with the SEC via
                           EDGAR on October 8, 2003.

                  (3)      Form of Transfer of Investment Advisory Agreement
                           between the Registrant and UBS Global Asset
                           Management (US) Inc., and UBS Global Asset Management
                           (Americas) Inc, on behalf of Series M and Series T is
                           incorporated herein by reference to the Registrant's
                           Registration Statement on Form N-1A as filed with the
                           SEC via EDGAR on April 28, 2006.

                  (4)      Form of Investment Advisory Agreement between the
                           Registrant and UBS Global Asset Management (Americas)
                           Inc., on behalf of Series A, is incorporated herein
                           by reference to the Registrant's Registration
                           Statement on Form N-1A as filed with the SEC via
                           EDGAR on June 16, 2006.

         (e)      Underwriting Contracts.

                  (1)      Principal Underwriting Contract between the
                           Registrant and UBS Global Asset Management (US) Inc.,
                           dated October 8, 2003, is incorporated herein by
                           reference to the Registrant's Registration Statement
                           on Form N-1A as filed with the SEC via EDGAR on
                           October 8, 2003.

         (f)      Bonus or Profit Sharing Contracts.

                  Not Applicable.

         (g)      Custodian Agreements.

                  (1)      Form of Multiple Services Agreement among the
                           Registrant, UBS Global Asset Management (US) Inc. and
                           JPMorgan Chase Bank is incorporated herein by
                           reference to the Registrant's Registration Statement
                           on Form N-1A as filed with the SEC via EDGAR on
                           October 8, 2003.

         (h)      Other Material Contracts.

                  (1)      Administration Contract between the Registrant and
                           UBS Global Asset Management (US) Inc., dated October
                           8, 2003, is incorporated herein by reference to the
                           Registrant's Registration

                           Statement on Form N-1A as filed with the SEC via
                           EDGAR on October 8, 2003.

                           (a)      Form of Administration Contract between the
                                    Registrant and UBS Global Asset Management
                                    (Americas) Inc. is incorporated herein by
                                    reference to the Registrant's Registration
                                    Statement on Form N-1A as filed with the SEC
                                    via EDGAR on April 28, 2006.

                  (2)      (a)      Form of Transfer Agency and Related Services
                                    Agreement among the Registrant, UBS Global
                                    Asset Management (US) Inc. and PFPC Inc. is
                                    incorporated herein by reference to the
                                    Registrant's Registration Statement on Form
                                    N-1A as filed with the SEC via EDGAR on
                                    October 8, 2003.

                                    (i)      Form of Amendment to Transfer
                                             Agency and Related Services
                                             Agreement among the Registrant, UBS
                                             Global Asset Management (Americas)
                                             Inc. and PFPC Inc. is incorporated
                                             herein by reference to the
                                             Registrant's Registration Statement
                                             on Form N-1A as filed with the SEC
                                             via EDGAR on April 28, 2006.

                           (b)      Form of Transfer Agency - Related Services
                                    Delegation Agreement between UBS Global
                                    Asset Management (US) Inc. and PFPC Inc. is
                                    incorporated herein by reference to the
                                    Registrant's Registration Statement on Form
                                    N-1A as filed with the SEC via EDGAR on
                                    October 8, 2003.

                  (3)      Expense Agreement between the Registrant and UBS
                           Global Asset Management (US) Inc., dated October 8,
                           2003, is incorporated herein by reference to the
                           Registrant's Registration Statement on Form N-1A as
                           filed with the SEC via EDGAR on October 8, 2003.

                           (a)      Form of Expense Agreement between the
                                    Registrant and UBS Global Asset Management
                                    (Americas) Inc. on behalf of Series A, is
                                    incorporated herein by reference to the
                                    Registrant's Registration Statement on Form
                                    N-1A as filed with the SEC via EDGAR on June
                                    16, 2006.

         (i)      Legal Opinion.

                  (1)      Legal Opinion of Stradley, Ronon, Stevens & Young,
                           LLP, is incorporated herein by reference to the
                           Registrant's Registration Statement on Form N-1A as
                           filed with the SEC via EDGAR on October 8, 2003.

         (j)      Other Opinions.

                  (1)      Consent of Ernst & Young LLP, Independent Auditors
                           for the Registrant, is filed herewith as Exhibit No.
                           EX-99 (j)(1).

                  (2)      Consent of Ropes & Gray LLP, special tax counsel to
                           the Registrant, is incorporated herein by reference
                           to the Registrant's Registration Statement on Form
                           N-1A as filed with the SEC via EDGAR on October 8,
                           2003.

                  (3)      (a)      Powers of Attorney appointing Mark F.
                                    Kemper, Keith A. Weller, Joseph J. Allessie,
                                    Mary Capasso, Michael Calhoun, Stephen
                                    Fleischer, Eric Sanders, Tammie Lee, Bruce
                                    G. Leto, Mark A. Sheehan and Jana L.
                                    Cresswell attorneys-in-fact and agents to
                                    Frank K. Reilly, Walter E. Auch, Edward M.
                                    Roob, Adela Cepeda, J. Mikesell Thomas and
                                    W. Douglas Beck are incorporated herein by
                                    reference to the Registrant's Registration
                                    Statement on Form N-1A as filed with the SEC
                                    via EDGAR on April 28, 2006.

                           (b)      Powers of Attorney appointing Mark F.
                                    Kemper, Keith A. Weller, Joseph J. Allessie,
                                    Mary Capasso, Michael Calhoun, Stephen
                                    Fleischer, Eric Sanders, Tammie Lee, Bruce
                                    G. Leto, Mark A. Sheehan and Jana L.
                                    Cresswell attorneys-in-fact and agents to
                                    Thomas Disbrow and Kai Sotorp are
                                    incorporated herein by reference to the
                                    Registrant's Registration Statement on Form
                                    N-1A as filed with the SEC via EDGAR on
                                    October 27, 2006.

         (k)      Omitted Financial Statements.

                  Not Applicable.

         (l)      Initial Capital Agreements.

                  (1)      Letter of Understanding Relating to Initial Capital,
                           dated August 29, 2003, is incorporated herein by
                           reference to the Registrant's Registration Statement
                           on Form N-1A as filed with the SEC via EDGAR on
                           October 8, 2003.

         (m)      Rule 12b-1 Plan.

                  Not Applicable.

         (n)      Rule 18f-3 Plan.

                  Not Applicable.

         (p)      Codes of Ethics.

                  (1)      Joint Code of Ethics of Registrant, the investment
                           adviser, the sub-adviser and the principal
                           underwriter of the Registrant, is filed herewith as
                           Exhibit No. Ex-99(p)(1).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

         None.

ITEM 25. INDEMNIFICATION

         Under the terms of the Delaware Statutory Trust Act ("DSTA") and the
Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), no
officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

         Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

         Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Declaration of Trust dated
December 3, 2002, as follows:

                           ARTICLE VII

                           Limitation of Liability and Indemnification of Agent

         SECTION 1.        LIMITATION OF LIABILITY

                           (a)      For the purpose of this Article, "Agent"
         means any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; "Proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "Expenses" include, without limitation, attorneys' fees and any expenses of establishing a right to indemnification under this Article.

                           (b)      An Agent shall be liable to the Trust and to
         any Shareholder solely for such Agent's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Agent (such conduct referred to

         herein as "Disqualifying Conduct"), and for nothing else (including errors of judgment or mistakes of fact or law).

                           (c)      Subject to subsection (b) of this Section 1
         and to the fullest extent that limitations on the liability of Agents are permitted by the DSTA, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the
         Trust or any Investment Adviser or Principal Underwriter of the Trust.

                           (d)      No Agent, when acting in its respective
         capacity as such, shall be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in subsections (b)
         and (c) of this Section 1, for any act, omission or obligation of the
         Trust or any Trustee thereof. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such
         Trustee(s) shall not be personally liable thereon.

                           (e)      The officers and Trustees may obtain the
         advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, the By-Laws, applicable law and their respective duties as officers or Trustees. No such officer or
         Trustee shall be liable for any act or omission in accordance with such advice and no inference concerning liability shall arise from a failure to follow such advice. The officers and Trustees shall not be required to give any bond hereunder, nor any surety if a bond is required by applicable law.

                           (f)      The limitation on liability contained in
         this Article applies to events occurring at the time a Person serves as an Agent, whether or not such Person is an Agent at the time of any
         Proceeding in which liability is asserted.

                           (g)      No amendment or repeal of this Article shall
         adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

         SECTION 2.        INDEMNIFICATION

                           (i)(a)   INDEMNIFICATION BY TRUST. The Trust shall
         indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith, or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any
         Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person's conduct was unlawful.

                           (ii)(b)  EXCLUSION OF INDEMNIFICATION.
         Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of the Agent's Disqualifying Conduct. In respect of any claim, issue or matter as to which that Person shall have been adjudged to be liable in the performance of that Person's duty to the Trust or the
         Shareholders, indemnification shall be made only to the extent that the court in which that action was brought shall determine, upon application or otherwise, that in view of all the circumstances of the case, that Person was not liable by reason of that Person's
         Disqualifying Conduct.

                           (iii)(c) REQUIRED APPROVAL. Any indemnification under
         this Article shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Agent is proper in the circumstances by a majority vote of Trustees, even though such number of Trustees shall be less than a quorum, who are not parties to the Proceeding and have no economic or other interest in connection with such specific case; a committee of such Trustees designated by majority vote of such Trustees even though such number of Trustees shall be less than a quorum; or by independent legal counsel in a written opinion.

                           (iv)(d) ADVANCEMENT OF EXPENSES. Expenses incurred by
         an Agent in defending any Proceeding may be advanced by the Trust before the final disposition of the Proceeding on receipt of an undertaking by or on behalf of the Agent to repay the amount of the advance if it shall be determined ultimately that the Agent is not entitled to be indemnified as authorized in this Article.

                           (v)(e) OTHER CONTRACTUAL RIGHTS. Nothing contained in
         this Article shall affect any right to indemnification to which Persons other than Trustees and officers of the Trust or any subsidiary thereof may be entitled by contract or otherwise.

                           (vi)(f) FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This
         Article does not apply to any Proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in that Person's capacity as such, even though that Person may also be an
         Agent of the Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a trustee, investment manager, or other fiduciary may be entitled by contract or otherwise, which shall be enforceable to the extent permitted by applicable law other than this Article.

         SECTION 3.        INSURANCE

                  To the fullest extent permitted by applicable law, the Board of Trustees shall have the authority to purchase, with Trust Property, insurance for liability and for all Expenses reasonably incurred or paid or expected to be paid by an Agent in connection with any
         Proceeding in which such Agent becomes involved by virtue of such
         Agent's actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Agent against such liability.

         SECTION 4.        DERIVATIVE ACTIONS

                  Subject to the requirements set forth in Section 3816 of the
         DSTA, a Shareholder or Shareholders may bring a derivative action on behalf of the Trust only if the Shareholder(s) first make a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused.
         A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a Shareholder demand by virtue of the fact that such Trustee receives remuneration from his service on the Board of Trustees or on the boards of one or more investment companies with the same or an affiliated investment adviser or principal underwriter.

                  Indemnification with regard to the investment adviser, the principal underwriter and the administrator of the Registrant against certain stated liabilities, and additional indemnification of the
         Trustees and officers of the Registrant are provided for in the following documents:

                           (a)      Investment Advisory Agreements between the
         Registrant, on behalf of Series M and T, and UBS Global Asset
         Management (US) Inc. ("UBS Global AM (US)"), as provided for in Section
         6 of each Agreement, as follows:

                  1.       LIABILITY OF ADVISOR. In the absence of willful
         misfeasance, bad faith, gross negligence or reckless disregard by the
         Advisor of its obligations and duties hereunder, the Advisor shall not be subject to any liability whatsoever to the Series, or to any shareholder of the Series, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Series.

                           (b)      Principal Underwriting Contract between the
         Registrant and UBS Global AM (US), as provided for in Sections 8 and
         14, as follows:

                  2.       INDEMNIFICATION.

                           (a)      The Trust agrees to indemnify, defend and
         hold UBS Global AM (US), its officers and directors, and any person who controls UBS Global AM (US) within the meaning of Section 15 of the
         [Securities Act of 1933, as amended ("1933 Act")], free and harmless from and against any and all claims, demands, liabilities and expenses
         (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith)
         which UBS Global AM (US), its officers, directors or any such controlling person may incur under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated in the Registration Statement or necessary to make the statements therein not misleading,

         except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by UBS Global AM (US)
         to the Trust for use in the Registration Statement; provided, however, that this indemnity agreement shall not inure to the benefit of any person who is also an officer or Board member of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and further provided, that in no event shall anything contained herein be so construed as to protect UBS Global AM (US) against any liability to the
         Trust or to the shareholders of any Fund to which UBS Global AM (US)
         would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Contract. The
         Trust shall not be liable to UBS Global AM (US) under this indemnity agreement with respect to any claim made against UBS Global AM (US) or any person indemnified unless UBS Global AM (US) or other such person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon UBS Global AM (US) or such other person (or after UBS Global AM
         (US) or the person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to UBS
         Global AM (US) or any person against whom such action is brought otherwise than on account of this indemnity agreement. The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity agreement. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to indemnified defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain counsel, the indemnified defendants shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any counsel retained by the indemnified defendants. The Trust agrees to notify UBS Global AM (US) promptly of the commencement of any litigation or proceedings against it or any of its officers or Board members in connection with the issuance or sale of any of its Shares.

                           (b)      UBS Global AM (US) agrees to indemnify,
         defend, and hold the Trust, its officers and Board members and any person who controls the Trust within the meaning of Section 15 of the
         1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its
         Board members or officers, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in information furnished by UBS Global AM (US) to the Trust for use in the
         Registration Statement, arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such

         information not misleading, or arising out of any agreement between UBS
         Global AM (US) and any retail dealer, or arising out of any supplemental sales literature or advertising used by UBS Global AM (US)
         in connection with its duties under this Contract. UBS Global AM (US)
         shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if UBS Global AM (US) elects to assume the defense, the defense shall be conducted by counsel chosen by UBS Global
         AM (US) and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld. In the event that UBS Global AM
         (US) elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by them. If UBS Global AM (US) does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

                  3.       LIMITATION OF LIABILITY OF THE BOARD MEMBERS AND
         SHAREHOLDERS OF THE TRUST. The Board members and the shareholders of the Trust shall not be liable for any obligations of the Trust or any
         Fund under this Contract, and UBS Global AM (US) agrees that, in asserting any rights or claims under this Contract, it shall look only to the assets and property of the Trust or the particular Fund in settlement of such rights or claims, and not to such Board members or shareholders.

                           (c)      Administration Contract between the
         Registrant and UBS Global AM (US), as provided for in Sections 8 and 9, as follows:

                  4.       LIMITATION OF LIABILITY OF UBS GLOBAL AM (US). UBS
         Global AM (US) shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Contract relates, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract. Any person, even though also an officer, director, employee, or agent of UBS Global AM (US), who may be or become an officer, Trustee, employee or agent of the
         Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such services to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of UBS Global AM (US) even though paid by it.

                  5.       LIMITATION OF LIABILITY OF THE TRUSTEES AND
         SHAREHOLDERS OF THE TRUST. No Trustee, shareholder, officer, employee or agent of any Fund shall be liable for any obligations of any Fund or the Trust under this Contract, and UBS Global AM (US) agrees that, in asserting any rights or claims under this Contract, it shall look only to the assets and property of the Trust in settlement of such right or claim, and not to any Trustee, shareholder, officer, employee or agent.
         Moreover, this Contract shall be deemed to create a separate agreement with the Trust acting on behalf of its respective series listed on
         Exhibit A hereto, as though the Trust had separately executed an identical agreement for all of its respective series. For each reference in this Agreement to Trust shall be deemed a reference solely to the particular series to which the provision relates.

         In no circumstances shall the rights, obligations or remedies with respect to a particular series constitute a right, obligation or remedy applicable to any other series.

                           (d)      Multiple Services Agreement between the
         Registrant, UBS Global AM (US) and JPMorgan Chase Bank, as provided for in Sections III.1(a)(iii) and (iv) and III.3, as follows:

         SECTION 5.        GENERAL PROVISIONS

         1.       Standard of Care; Liabilities - Section I.

                  (a)(iii) The Customer and Series shall be indemnified by, and without liability to, the Bank for any action taken or omitted by the
         Bank within the scope of this Agreement as a result of the Bank's negligence or willful misconduct.

                  (iv)     The Bank and its nominees shall be indemnified by,
         and without liability to, the Customer, the Series, or the Shareholders for any action taken or omitted by the Bank whether pursuant to or in reliance upon Instructions for any losses arising out of the Bank's performance hereunder, arising out of its nominees acting as a nominee or holder of record of the Securities, or for any action or omission otherwise within the scope of this Agreement if such act or omission was in good faith, without negligence. In performing its obligations under this Agreement, the Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

         2.       Indemnification.

                           (a) In connection with any indemnification required
         under this Section III., the party seeking indemnification
         ("Indemnified Party") shall give written notice within a reasonable period of time to the other party ("Indemnifying Party") of a written assertion or claim of any threatened or pending legal proceeding which may be subject to this indemnification. The failure to so notify the
         Indemnifying Party of such written assertion or claim shall not, however, operate in any manner whatsoever to relieve the Indemnifying
         Party of any liability arising from this Section III. or otherwise, except to the extent failure to give notice prejudices the Indemnifying
         Party.

                           (b) For any legal proceeding giving rise to
         indemnification under this Agreement, the Indemnifying Party shall be entitled to defend or prosecute any claim in the name of the
         Indemnified Party at its own expense and through counsel of its own choosing if it gives written notice to the Indemnified Party within fifteen (15) business days of receiving notice of such claim.
         Notwithstanding the foregoing, the Indemnified Party may participate in the litigation at its own expense through counsel of its own choosing.
         If the Indemnifying Party chooses to defend or prosecute such claim, then the parties shall cooperate in the defense or prosecution thereof and shall furnish records and other information as are reasonably necessary.

                           (c) The provisions of this Sub-section 3 shall
         survive the termination of this Agreement.

                           (d) Transfer Agency and Related Services Agreement
         between the Registrant, UBS Global AM (US) and PFPC Inc. ("PFPC"), as
         provided for in the Sections 12 and 13, as follows:

                  3.       INDEMNIFICATION.

                           (a) The Fund agrees to indemnify and hold harmless
         PFPC and its affiliates from all taxes, charges, expenses, assessments, penalties, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from (i) any action or omission to act which PFPC takes (a) at the request or on the direction of or in reliance on the advice of the Fund or (b) upon Oral
         Instructions or Written Instructions or (ii) the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement. The Fund's liability to PFPC for
         PFPC's acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares shall be limited to the extent of the Fund's policy(ies) of insurance that provide for coverage of such liability, and the Fund's insurance coverage shall take precedence over any obligations or liability incurred under this
         Agreement.

                           (b) PFPC agrees to indemnify and hold harmless the
         Fund from all taxes, charges, expenses, assessments, penalties, claims and liabilities arising from PFPC's obligations pursuant to this
         Agreement (including, without limitation, liabilities arising under the
         Securities Laws, and any state and foreign securities and blue sky laws, and amendments thereto) and expenses, including (without limitation) reasonable attorneys' fees and disbursements arising directly or indirectly out of PFPC's or its nominee's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

                           (c) In order that the indemnification provisions
         contained in this Paragraph 12 shall apply, upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

                           (d) The members of the Board of the Fund, its
         officers and Shareholders, or of any Portfolio thereof, shall not be liable for any obligations of the Fund, or any such Portfolio, under this Agreement, and PFPC agrees that in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Fund or the

         particular Portfolio in settlement of such rights or claims and not to such members of the Board, its officers or Shareholders. PFPC further agrees that it will look only to the assets and property of a particular Portfolio of the Fund, should the Fund have established separate series, in asserting any rights or claims under this Agreement with respect to services rendered with respect to that Portfolio and will not seek to obtain settlement of such rights or claims from the assets of any other Portfolio of the Fund.

                  4. INSURANCE. PFPC shall maintain insurance of the types and in the amounts deemed by it to be appropriate. To the extent that policies of insurance may provide for coverage of claims for liability or indemnity by the parties set forth in this Agreement, the contracts of insurance shall take precedence, and no provision of this Agreement shall be construed to relieve an insurer of any obligation to pay claims to the Fund, PFPC or other insured party which would otherwise be a covered claim in the absence of any provision of this Agreement.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

         UBS Global Asset Management (Americas) Inc. ("UBS Global AM
(Americas)"), a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM (Americas) is primarily engaged in providing investment management and administration services. Additional information regarding UBS Global AM (Americas) and information concerning the officers and directors of UBS Global AM (Americas) is included in its Form ADV, as filed with the SEC (registration number 801-34910)
and is incorporated herein by reference.

ITEM 27.          PRINCIPAL UNDERWRITER

(a)      UBS Global AM (US) serves as principal underwriter for the following investment companies:

                  UBS Cashfund Inc.,
                  UBS Index Trust,
                  UBS Investment Trust,
                  UBS Money Series,
                  UBS Managed Municipal Trust,
                  UBS Master Series, Inc.,
                  UBS Municipal Money Market Series,
                  UBS RMA Money Fund, Inc.,
                  UBS RMA Tax-Free Fund, Inc.,
                  UBS Series Trust,
                  Global High Income Dollar Fund Inc.,
                  Insured Municipal Income Fund Inc.,
                  Investment Grade Municipal Income Fund Inc.,
                  Managed High Yield Plus Fund Inc.,
                  Strategic Global Income Fund, Inc., and
                  UBS PACE Select Advisors Trust

                  The UBS Funds
                  Fort Dearborn Income Securities, Inc.

(b)      UBS Global AM (US) is the Registrant's principal underwriter. The information set forth below is furnished for those directors and officers of UBS Global AM (US) who also serve as directors or officers of the Registrant.

                               POSITIONS AND OFFICES     POSITIONS AND OFFICES
 NAME AND BUSINESS ADDRESS       WITH UNDERWRITER         WITH THE REGISTRANT

Kai Sotorp**                   Head of the Americas            President
                               for UBS Global AM, a
                              member of the UBS Group
                               Managing Board and a
                                member of the UBS
                               Global AM Executive
                                    Committee

Joseph J. Allessie*            Director and Deputy        Vice President and
                              General Counsel of UBS      Assistant Secretary
                                    Global AM

Andrew Shoup*                 Managing Director and       Vice President and
                               Senior Member of the     Chief Operating Officer
                                 Global Treasury
                                  Administration
                                    Department

Thomas Disbrow*                Director and Head of       Vice President and
                               the U.S. Mutual Fund            Treasurer
                             Treasury Administration
                                Department of UBS
                                    Global AM

Mark F. Kemper**                Managing Director,        Vice President and
                               General Counsel and             Secretary
                                 Secretary of UBS
                                    Global AM

RoseAnn Bubloski*             Associate Director and      Vice President and
                              Senior Manager of the       Assistant Treasurer
                                 U.S. Mutual Fund
                             Treasury Administration
                                Department of UBS
                                    Global AM

Joanne Kilkeary*              Associate Director and      Vice President and
                              Senior Manager of the       Assistant Treasurer
                                 U.S. Mutual Fund
                             Treasury Administration
                                Department of UBS
                                    Global AM

Michael Flook *               Associate Director and      Vice President and
                              Senior Manager of the       Assistant Treasurer
                                 U.S. Mutual Fund
                             Treasury Administration
                                Department of UBS
                                    Global AM

Joseph McGill*                Managing Director and       Vice President and
                                 Chief Compliance          Chief Compliance
                              Officer of UBS Global             Officer
                                        AM

Eric Sanders*                 Director and Associate      Vice President and
                              General Counsel of UBS      Assistant Secretary
                                    Global AM

Tammie Lee*                   Director and Associate      Vice President and
                              General Counsel of UBS      Assistant Secretary
                                    Global AM

Keith A. Weller*              Executive Director and      Vice President and
                                 Senior Associate         Assistant Secretary
                              General Counsel of UBS
                                    Global AM

Nancy Osborn*                 Associate Director and      Vice President and
                              Senior Manager of the       Assistant Treasurer
                                 U.S. Mutual Fund
                             Treasury Administration
                                Department of UBS
                                     Global AM

(c)      Not Applicable.

*  This person's business address is 51 West 52nd Street,
   New York, New York 10019-6114.

** This person's business address is One North Wacker Drive,
   Chicago, Illinois 60606.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  The accounts, books and other documents required to be
maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained in the physical possession of the Registrant's investment adviser and administrator, UBS Global Asset
Management (Americas) Inc., at its New York office located at 51 West 52nd
Street, New York, New York 10019-6114, the Registrant's custodian, JPMorgan
Chase Bank, at 270 Park Avenue, New York, New York, 10017, and the Registrant's
transfer agent, PFPC Inc., at 760 Moore Road, King of Prussia, Pennsylvania
19406.

ITEM 29.          MANAGEMENT SERVICES

                  There are no management related service contracts not
discussed in Part A or Part B.

ITEM 30.           UNDERTAKINGS

                  Insofar as indemnification for liability arising under the
Securities Act of 1933, as amended, (the "1933 Act") may be permitted to
Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the
Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on
the 30th day of April 2007.

                                 SMA RELATIONSHIP TRUST

                                 By:
                                     ------------------------------
                                     Kai Sotorp*
                                     President and Principal Executive Officer

                  Pursuant to the requirements of the 1933 Act, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         SIGNATURE                   TITLE                            DATE

                                  President and Principal        April 30, 2007
---------------------------       Executive Officer
Kai Sotorp*

                                  Chairman and                   April 30, 2007
---------------------------       Trustee
Frank K. Reilly*

                                  Principal Accounting           April 30, 2007
---------------------------       Officer and Treasurer
Thomas Disbrow*

                                  Trustee                        April 30, 2007
---------------------------
Walter E. Auch*

                                  Trustee                        April 30, 2007
---------------------------
Edward M. Roob*

                                  Trustee                        April 30, 2007
---------------------------
Adela Cepeda*

                                  Trustee                        April 30, 2007
---------------------------
J. Mikesell Thomas*

   * By: /s/ Tammie Lee
        -----------------------------------------
        Tammie Lee, Attorney-in-Fact
        (Pursuant to Powers of Attorney, incorporated herein by reference)

                                 EXHIBITS INDEX

                          EXHIBITS                                   EXHIBIT NO.

Consent of Ernst & Young, LLP, Independent Auditors for the
Registrant                                                            EX-99.j.1

Joint Code of Ethics of Registrant                                    EX-99.p.1